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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-08850

                                ICAP FUNDS, INC.
               (Exact name of Registrant as specified in charter)

                      51 Madison Avenue, New York, NY 10010
               (Address of principal executive offices) (Zip code)

                         Marguerite E. H. Morrison, Esq.
                              169 Lackawanna Avenue
                              Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (973) 394-4437

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

ITEM 1.  REPORTS TO STOCKHOLDERS.

 (MAINSTAY INVESTMENTS LOGO)

                 MAINSTAY ICAP EQUITY FUND

                 MAINSTAY ICAP SELECT EQUITY FUND

                 MAINSTAY ICAP GLOBAL FUND

                 MAINSTAY ICAP INTERNATIONAL FUND



                 Message from the President

                 and

                 Semiannual Report

                 Unaudited

                 April 30, 2009

MESSAGE FROM THE PRESIDENT

The six-month period ended April 30, 2009, proved to be a historically volatile time for the U.S. economy. Earlier in the year, many financial companies faced setbacks and market liquidity dried up. Fortunately, the U.S. Treasury, the Federal Reserve and other central banks and agencies worked together in an effort to restore investor confidence.

Gross domestic product continued to decline in the fourth quarter of 2008 and the first quarter of 2009. Fortunately, first-quarter earnings reports for several companies, especially financials, were not as bad as some had earlier feared. A rally in the retailing industry suggested that consumer spending might revive. And preliminary first-quarter data from the Bureau of Economic Analysis showed that personal consumption expenditures helped soften the economy's rate of decline in the first quarter of 2009.

Although the stock market rallied from late November through early January, it then declined through early March, with some major market indexes and averages reaching levels that investors hadn't seen in more than 12 years. By March 9, 2009, many investors felt that the market had reached its low point, and the stock market gradually recovered a good deal of what it had lost--not enough, however, to end the reporting period in positive territory.

In the bond market, the earlier flight toward low-risk investments softened as the Federal Open Market Committee reduced the targeted federal funds rate to a range between 0% and 0.25%. With strong government support, including the promise of purchases by the Federal Reserve, the mortgage-backed and asset-backed securities markets began to regain their footing. Trillions of dollars were poured into the markets, risk aversion softened and higher-yielding securities gained substantial ground. Indeed, most fixed-income sectors recorded positive returns for the six-month reporting period. This trend was encouraging news for bond investors.

Throughout the reporting period, the portfolio managers of the MainStay Funds continued to pursue the investment objectives, strategies and processes of their respective Funds. Some were able to identify opportunities, reposition Fund holdings, or otherwise take advantage of a difficult market environment. With a steadfast focus on long-term investment potential, our portfolio managers sought to weather market volatility and maintain a positive outlook.

Investors concerned about recent market events might benefit from their example. With careful investing, appropriate diversification, gradual adjustments, continual reevaluation and ongoing assistance from a financial professional, investors may be able to improve the way they pursue their long-range goals.

At MainStay, we are pleased to be a part of your investment program, and we hope that you will continue to invest with us for many years to come. While past performance is no guarantee of future results, we are encouraged when the economy provides positive indicators. Like you, we look forward to better days ahead.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President




                        Not part of the Semiannual Report

 (MAINSTAY INVESTMENTS LOGO)

                 MAINSTAY ICAP EQUITY FUND

                 MAINSTAY ICAP SELECT EQUITY FUND

                 MAINSTAY ICAP GLOBAL FUND

                 MAINSTAY ICAP INTERNATIONAL FUND




                 Semiannual Report

                 Unaudited

                 April 30, 2009

TABLE OF CONTENTS



SEMIANNUAL REPORT
---------------------------------------------

MAINSTAY ICAP EQUITY FUND                   5
---------------------------------------------

MAINSTAY ICAP SELECT EQUITY FUND           22
---------------------------------------------

MAINSTAY ICAP GLOBAL FUND                  38
---------------------------------------------

MAINSTAY ICAP INTERNATIONAL FUND           52
---------------------------------------------

NOTES TO FINANCIAL STATEMENTS              68
---------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES AND
PROXY VOTING RECORD                        84
---------------------------------------------

SHAREHOLDER REPORTS AND QUARTERLY
PORTFOLIO DISCLOSURE                       84

MAINSTAY ICAP EQUITY FUND
INVESTMENT AND PERFORMANCE COMPARISON(1)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.


INVESTOR CLASS SHARES(2)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL               SIX        ONE       FIVE     TEN
TOTAL RETURNS               MONTHS      YEAR     YEARS    YEARS
---------------------------------------------------------------
With sales charges         -12.22%    -39.67%    -2.32%   -0.50%
Excluding sales charges     -7.11     -36.16     -1.21     0.07




                                                            (With sales charges)
(PERFORMANCE GRAPH)

              MAINSTAY ICAP    S&P 500(R)    S&P 500/CITIGROUP
               EQUITY FUND        INDEX         VALUE INDEX
              -------------    ----------    -----------------
4/30/99            9450           10000            10000
                   9795           11013            10046
                  10627            9584            10684
                  10028            8374             9096
                   8258            7260             7767
                  10111            8920             9936
                  11005            9486            10902
                  13434           10948            13135
                  15527           12616            15395
                  14901           12026            14046
4/30/09            9513            7779             8419






CLASS A SHARES(3)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL               SIX        ONE       FIVE     TEN
TOTAL RETURNS               MONTHS      YEAR     YEARS    YEARS
---------------------------------------------------------------
With sales charges         -12.19%    -39.66%    -2.32%   -0.50%
Excluding sales charges     -7.07     -36.14     -1.21     0.07




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                         MAINSTAY ICAP    S&P 500(R)    S&P 500/CITIGROUP
                          EQUITY FUND        INDEX         VALUE INDEX
                         -------------    ----------    -----------------
4/30/99                      23625           25000            25000
                             24487           27532            25115
                             26568           23961            26710
                             25071           20935            22740
                             20646           18149            19417
                             25277           22301            24840
                             27514           23715            27254
                             33585           27371            32837
                             38818           31541            38488
                             37252           30066            35115
4/30/09                      23787           19449            21049






CLASS C SHARES(3)--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------


AVERAGE ANNUAL               SIX       ONE       FIVE     TEN
TOTAL RETURNS              MONTHS      YEAR     YEARS    YEARS
--------------------------------------------------------------
With sales charges         -8.32%    -37.25%    -1.95%   -0.68%
Excluding sales charges    -7.40     -36.62     -1.95    -0.68




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                                   MAINSTAY ICAP    S&P 500(R)    S&P 500/CITIGROUP
                                    EQUITY FUND        INDEX         VALUE INDEX
                                   -------------    ----------    -----------------
4/30/99                                10000           10000            10000
                                       10287           11013            10046
                                       11078            9584            10684
                                       10376            8374             9096
                                        8480            7260             7767
                                       10305            8920             9936
                                       11133            9486            10902
                                       13488           10948            13135
                                       15475           12616            15395
                                       14738           12026            14046
4/30/09                                 9340            7779             8419




1. Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital gain distributions. The graphs assume an initial investment of $25,000 for Class A shares and $10,000 for all other classes and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares generally have a $25,000 minimum initial investment with no minimum subsequent purchase amount. For investors that, in the aggregate, have assets of $100,000 or more invested in any share classes of any of the MainStay Funds, the minimum initial investment is $15,000. Investor Class and Class A shares are sold with a maximum initial sales charge of 5.50% and an annual 12b-1 fee of 0.25%. Class C shares are sold with no initial sales charge, are subject to a contingent deferred sales charge ("CDSC") of 1.00% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors or individual investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of 0.25%. Class R1 and R2 shares are available only through corporate-sponsored retirement programs, which include certain program requirements. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of 0.50% and are available in certain

THE FOOTNOTES ON THE NEXT TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL      SIX       ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR     YEARS    YEARS
----------------------------------------------------
                  -6.91%    -35.91%   -0.90%    0.35%




(PERFORMANCE GRAPH)

                           MAINSTAY ICAP    S&P 500(R)    S&P 500/CITIGROUP
                            EQUITY FUND        INDEX         VALUE INDEX
                           -------------    ----------    -----------------
4/30/99                        10000           10000            10000
                               10391           11013            10046
                               11302            9584            10684
                               10692            8374             9096
                                8827            7260             7767
                               10834            8920             9936
                               11822            9486            10902
                               14467           10948            13135
                               16773           12616            15395
                               16156           12026            14046
4/30/09                        10355            7779             8419






CLASS R1 SHARES(3)--NO SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL      SIX       ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR     YEARS    YEARS
----------------------------------------------------
                  -6.92%    -35.94%   -0.98%    0.26%




(PERFORMANCE GRAPH)

                           MAINSTAY ICAP    S&P(R) 500    S&P 500/CITIGROUP
                            EQUITY FUND        INDEX         VALUE INDEX
                           -------------    ----------    -----------------
4/30/99                        10000           10000            10000
                               10381           11013            10046
                               11279            9584            10684
                               10660            8374             9096
                                8791            7260             7767
                               10780            8920             9936
                               11751            9486            10902
                               14366           10948            13135
                               16644           12616            15395
                               16017           12026            14046
4/30/09                        10261            7779             8419






CLASS R2 SHARES(3)--NO SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL      SIX       ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR     YEARS    YEARS
----------------------------------------------------
                  -7.05%    -36.13%   -1.24%    0.00%




(PERFORMANCE GRAPH)

                           MAINSTAY ICAP    S&P 500(R)    S&P 500/CITIGROUP
                            EQUITY FUND        INDEX         VALUE INDEX
                           -------------    ----------    -----------------
4/30/99                        10000           10000            10000
                               10355           11013            10046
                               11223            9584            10684
                               10580            8374             9096
                                8704            7260             7767
                               10646            8920             9936
                               11576            9486            10902
                               14117           10948            13135
                               16313           12616            15395
                               15661           12026            14046
4/30/09                        10003            7779             8419





   individual retirement accounts or in certain retirement plans for service and distribution. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns would have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Directors. The Manager may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. Effective August 31, 2006, ICAP Equity Fund was renamed MainStay ICAP Equity Fund. At that time, the Fund's existing no-load shares were redesignated as Class I shares.
2. Performance figures for Investor Class shares, first offered April 29, 2008, include the historical performance of Class A shares through April 28, 2008, adjusted for differences in certain contractual expenses and fees.
3. Performance figures for Class A, C, R1, R2 and R3 shares, first offered August 31, 2006, include the historical performance of Class I shares through August 30, 2006, adjusted for differences in certain contractual expenses and fees for Class A, C, R1, R2 and R3 shares.

THE FOOTNOTES ON THE PRECEDING PAGE AND THE FOLLOWING PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.



6    MainStay ICAP Equity Fund

CLASS R3 SHARES(3)--NO SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL      SIX       ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR     YEARS    YEARS
----------------------------------------------------
                  -7.12%    -36.25%   -1.48%   -0.24%




(PERFORMANCE GRAPH)

                           MAINSTAY ICAP    S&P 500(R)    S&P 500/CITIGROUP
                            EQUITY FUND        INDEX         VALUE INDEX
                           -------------    ----------    -----------------
4/30/99                        10000           10000            10000
                               10329           11013            10046
                               11167            9584            10684
                               10501            8374             9096
                                8617            7260             7767
                               10513            8920             9936
                               11404            9486            10902
                               13872           10948            13135
                               15988           12616            15395
                               15310           12026            14046
4/30/09                         9760            7779             8419







 BENCHMARK PERFORMANCE                      SIX        ONE       FIVE     TEN
                                           MONTHS      YEAR     YEARS    YEARS
------------------------------------------------------------------------------
S&P 500(R) Index(4)                        -8.53%    -35.31%    -2.70%   -2.48%
S&P 500/Citigroup Value Index(5)          -14.39     -40.06     -3.26    -1.71
Average Lipper large-cap value fund(6)    -10.05     -36.99     -2.91    -0.98



4. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The S&P 500(R) Index is considered to be the Fund's broad-based securities market index for comparison purposes. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
5. The S&P 500/Citigroup Value Index represents approximately half of the market capitalization of the stocks in the S&P 500(R) Index that, on a growth-value spectrum, have been identified as falling either wholly or partially within the value half of the spectrum based on multiple factors. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
6. The average Lipper large-cap value fund is representative of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's U.S. Diversified Equity large-cap floor. Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500(R) Index. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital gain distributions reinvested.

THE FOOTNOTES ON THE PRECEDING TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    7

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY ICAP EQUITY FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2008, to April 30, 2009, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2008, to April 30, 2009.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six-months ended April 30, 2009. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                            ENDING ACCOUNT
                                            ENDING ACCOUNT                   VALUE (BASED
                                             VALUE (BASED                   ON HYPOTHETICAL
                               BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                 VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                     11/1/08         4/30/09       PERIOD(1)         4/30/09        PERIOD(1)
INVESTOR CLASS SHARES          $1,000.00        $928.90         $5.69          $1,018.90         $5.96
--------------------------------------------------------------------------------------------------------

CLASS A SHARES                 $1,000.00        $929.30         $5.69          $1,018.90         $5.96
--------------------------------------------------------------------------------------------------------

CLASS C SHARES                 $1,000.00        $926.00         $9.26          $1,015.20         $9.69
--------------------------------------------------------------------------------------------------------

CLASS I SHARES                 $1,000.00        $930.90         $3.83          $1,020.80         $4.01
--------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                $1,000.00        $930.80         $4.31          $1,020.30         $4.51
--------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                $1,000.00        $929.50         $5.50          $1,019.10         $5.76
--------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                $1,000.00        $928.80         $6.70          $1,017.90         $7.00
--------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.19% for Investor Class, 1.19% for Class A, 1.94% for Class C, 0.80% for Class I, 0.90% for Class R1, 1.15% for Class R2 and 1.40% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.



8    MainStay ICAP Equity Fund

SECTOR COMPOSITION AS OF APRIL 30, 2009



Information Technology                15.2%
Health Care                           14.8
Consumer Staples                      13.3
Financials                            12.7
Energy                                12.4
Consumer Discretionary                11.3
Industrials                            9.3
Materials                              6.2
Telecommunication Services             3.4
Short-Term Investment                  0.7
Utilities                              0.4
Cash and Other Assets, Less
  Liabilities                          0.3
                                     -----
                                     100.0%
                                     =====



 See Portfolio of Investments on page 12 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2009 (EXCLUDING SHORT-TERM INVESTMENT)



    1.  JPMorgan Chase & Co.
    2.  CVS Caremark Corp.
    3.  E.I. du Pont de Nemours & Co.
    4.  Wyeth
    5.  Lowe's Cos., Inc.
    6.  Hewlett-Packard Co.
    7.  Schering-Plough Corp.
    8.  Occidental Petroleum Corp.
    9.  Cisco Systems, Inc.
   10.  Coca-Cola Co. (The)






                                                    mainstayinvestments.com    9

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

QUESTIONS ANSWERED BY PORTFOLIO MANAGERS JERROLD K. SENSER, CFA, AND THOMAS R. WENZEL, CFA, OF INSTITUTIONAL CAPITAL LLC (ICAP), THE FUND'S SUBADVISOR.

HOW DID MAINSTAY ICAP EQUITY FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2009?

Excluding all sales charges, MainStay ICAP Equity Fund returned -7.11% for Investor Class shares, -7.07% for Class A shares and -7.40% for Class C shares for the six months ended April 30, 2009. Over the same period, the Fund's Class I shares returned -6.91%, Class R1 shares returned -6.92%, Class R2 shares returned -7.05% and Class R3 shares returned -7.12%. All share classes outperformed the -10.05% return of the average Lipper(1) large-cap value fund and the -8.53% return of the S&P 500(R) Index(2) for the six months ended April 30, 2009. The S&P 500(R) Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHAT FACTORS ACCOUNTED FOR THE FUND'S PERFORMANCE RELATIVE TO THE S&P 500(R) INDEX DURING THE REPORTING PERIOD?

The Fund outperformed the S&P 500(R) Index during the reporting period largely because of favorable stock selections in the health care, energy and consumer staples sectors. These strong contributors more than offset weak contributors in the financials and information technology sectors.

WHICH SECTORS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD AND WHICH SECTORS DETRACTED FROM PERFORMANCE?

Relative to the S&P 500(R) Index, the Fund's strongest contributing sector during the reporting period was health care, followed by energy and consumer staples. The sectors that detracted the most from the Fund's performance relative to the Index included financials, information technology and consumer discretionary.

WHICH INDIVIDUAL STOCKS WERE POSITIVE CONTRIBUTORS TO THE FUND'S ABSOLUTE PERFORMANCE DURING THE REPORTING PERIOD AND WHICH STOCKS DETRACTED?

On an absolute basis, the holdings that made the strongest positive contributions to the Fund's performance during the reporting period included health care companies Schering-Plough and Wyeth and digital wireless telecommunication systems provider Qualcomm. The stocks of Schering-Plough and Wyeth both rose on merger news during the reporting period. We established a position in Qualcomm during the reporting period and sold it later in the period, when the stock reached the price target we had set.

Major detractors from performance included bank holdings Bank of America and Capital One Financial. We eliminated both positions from the Fund during the reporting period. Swiss pharmaceutical company Novartis, which declined when investors' opinions about the stock turned negative, also detracted from the Fund's absolute returns.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

During a reporting period characterized by financial deleveraging and relatively weak economic activity, we believed that strong companies would get stronger. In our opinion, companies with strong balance sheets, good market positions and solid operating characteristics would have the greatest potential to increase their market share.

In addition to the purchases and sales already mentioned, we added Intel, one of the world's largest semiconductor manufacturers, to the Fund's holdings during the reporting period. The investment was based on our expectation that Intel would benefit significantly from its substantial investments in research and development. The Fund also added Wells Fargo, one of the largest and most successful retail banking franchises in the United States. The

----------
Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. The Fund may invest in mid-cap stocks, which may be more volatile and less liquid than the securities of larger companies. The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or that they may even go down in value. The Fund will typically hold between 40 and 50 securities. As a result, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. The use of options and futures transactions involves risks and special considerations which include, among others, correlation risk and liquidity risk. Investments in foreign companies in the form of depositary receipts such as ADRs may entail the special risks of international investing, including currency exchange fluctuations, government regulations and the potential for political and economic instability. Because of its trading strategies, the Fund may experience a portfolio turnover rate of more than 100%. Funds with high turnover rates often have higher transaction costs and may generate taxable short-term capital gains.

1. See footnote on page 7 for more information about Lipper Inc.
2. See footnote on page 7 for more information on the S&P 500(R) Index.


10    MainStay ICAP Equity Fund
investment reflected our belief that Wells Fargo was in a strong position to weather the current economic crisis and that the company's acquisition of Wachovia had the potential to improve Wells Fargo's earning power.

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

During the reporting period, the Fund increased its sector exposure relative to the S&P 500(R) Index in industrials, energy and materials. Despite these increases, the Fund remained underweight in industrials and energy. Over the same period, the Fund decreased its sector exposure in financials but remained overweight relative to the S&P 500(R) Index in the sector. The Fund also lowered its telecommunication services weighting from overweight to slightly underweight relative to the Index.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of April 30, 2009, the Fund was overweight relative to the S&P 500(R) Index in the materials and consumer discretionary sectors because we felt that market conditions were beginning to favor a recovery. As of the same date, the Fund was underweight relative to the Index in utilities and information technology.



----------
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                   mainstayinvestments.com    11

PORTFOLIO OF INVESTMENTS APRIL 30, 2009 UNAUDITED





                                       SHARES           VALUE
COMMON STOCKS 99.0%+
-------------------------------------------------------------

CONSUMER DISCRETIONARY 11.3%
Johnson Controls, Inc.                367,550   $   6,987,125
V  Lowe's Cos., Inc.                1,043,150      22,427,725
Omnicom Group, Inc.                   255,300       8,034,291
Target Corp.                          353,496      14,585,245
Viacom, Inc. Class B (a)              925,291      17,802,599
                                                -------------
                                                   69,836,985
                                                -------------

CONSUMER STAPLES 13.3%
Avon Products, Inc.                   240,150       5,465,814
V  Coca-Cola Co. (The)                464,650      20,003,182
V  CVS Caremark Corp.                 906,550      28,810,159
Molson Coors Brewing Co.
  Class B                             215,550       8,244,788
PepsiCo, Inc.                         395,838      19,696,899
                                                -------------
                                                   82,220,842

                                                -------------

ENERGY 12.4%
Baker Hughes, Inc.                    517,650      18,417,987
ExxonMobil Corp.                       79,662       5,311,066
Marathon Oil Corp.                    508,300      15,096,510
V  Occidental Petroleum
  Corp.                               377,112      21,227,634
Total S.A., Sponsored ADR (b)         332,650      16,539,358
                                                -------------
                                                   76,592,555

                                                -------------

FINANCIALS 12.7%
ACE, Ltd.                             407,550      18,877,716
Bank of New York Mellon Corp.
  (The)                               716,855      18,265,465
V  JPMorgan Chase & Co.               889,016      29,337,528
Wells Fargo & Co.                     624,200      12,490,242
                                                -------------
                                                   78,970,951

                                                -------------

HEALTH CARE 14.8%
Covidien, Ltd.                        311,550      10,274,919
Medtronic, Inc.                       145,200       4,646,400
Novartis A.G., ADR (b)                419,300      15,895,663
Pfizer, Inc.                        1,182,700      15,800,872
V  Schering-Plough Corp.              967,400      22,269,548
V  Wyeth                              536,450      22,745,480
                                                -------------
                                                   91,632,882

                                                -------------

INDUSTRIALS 9.3%
CSX Corp.                             624,600      18,481,914
Honeywell International,
  Inc.                                634,118      19,790,823
Lockheed Martin Corp.                 249,200      19,569,676
                                                -------------
                                                   57,842,413
                                                -------------

INFORMATION TECHNOLOGY 15.2%
Accenture, Ltd. Class A               114,800       3,378,564
ASML Holding N.V. NY Shares           233,900       4,946,985
V  Cisco Systems, Inc. (a)          1,071,029      20,692,280
V  Hewlett-Packard Co.                623,109      22,419,462
Intel Corp.                           867,350      13,686,783
Microsoft Corp.                       687,700      13,932,802
Texas Instruments, Inc.               831,568      15,018,118
                                                -------------
                                                   94,074,994

                                                -------------

MATERIALS 6.2%
V  E.I. du Pont de Nemours &
  Co.                                 928,771      25,912,711
Newmont Mining Corp.                  309,550      12,456,292
                                                -------------
                                                   38,369,003

                                                -------------

TELECOMMUNICATION SERVICES 3.4%
BCE, Inc.                             407,200       8,714,080
Vodafone Group PLC, ADR (b)           677,000      12,422,950
                                                -------------
                                                   21,137,030

                                                -------------

UTILITIES 0.4%
Entergy Corp.                          42,150       2,730,056
                                                -------------
Total Common Stocks
  (Cost $638,654,055)                             613,407,711
                                                -------------




                                    PRINCIPAL
                                       AMOUNT
SHORT-TERM INVESTMENT 0.7%
-------------------------------------------------------------

REPURCHASE AGREEMENT 0.7%
State Street Bank and Trust
  Co.
  0.05%, dated 4/30/09
  due 5/1/09
  Proceeds at Maturity
  $4,296,256
  (Collateralized by a United
  States Treasury Bill with a
  zero
  coupon rate and a maturity
  date
  of 5/28/09, with a
  Principal
  Amount of $4,385,000 and a
  Market
  Value of $4,385,000)             $4,296,250       4,296,250
                                                -------------
Total Short-Term Investment
  (Cost $4,296,250)                                 4,296,250
                                                -------------
Total Investments
  (Cost $642,950,305) (c)                99.7%    617,703,961
Cash and Other Assets,
  Less Liabilities                        0.3       1,922,171
                                        -----    ------------
Net Assets                              100.0%  $ 619,626,132
                                        =====    ============






 + Percentages indicated are based on Fund net assets.
 V Among the Fund's 10 largest holdings, as of April 30, 2009, excluding short-term investment. May be subject to change daily.


12    MainStay ICAP Equity Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

(a)  Non-income producing security.
(b)  ADR--American Depositary Receipt.
(c)  At April 30, 2009, cost is $657,472,910
     for federal income tax purposes and net
     unrealized depreciation is as follows:



       Gross unrealized
          appreciation                $ 44,126,469
       Gross unrealized
          depreciation                 (83,895,418)
                                      ------------
       Net unrealized depreciation    $(39,768,949)
                                      ============



The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's assets carried at fair value:

                                   INVESTMENTS IN
 VALUATION INPUTS                      SECURITIES
Level 1--Quoted Prices               $613,407,711
Level 2--Other Significant
  Observable Inputs                     4,296,250
Level 3--Significant Unobservable
  Inputs                                       --
                                     ------------
Total                                $617,703,961
                                     ============




The Fund did not hold other financial instruments as of April 30, 2009.

At April 30, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2009 UNAUDITED


ASSETS:
Investment in securities, at value
  (identified cost $642,950,305)     $ 617,703,961
Receivables:
  Investment securities sold             4,560,060
  Dividends and interest                   545,887
  Fund shares sold                         400,693
Other assets                                86,629
                                     -------------
     Total assets                      623,297,230
                                     -------------
LIABILITIES:
Payables:
  Investment securities purchased        2,732,682
  Fund shares redeemed                     317,493
  Transfer agent (See Note 3)              309,699
  Manager (See Note 3)                     251,827
  Professional fees                         24,428
  Custodian                                 16,057
  NYLIFE Distributors (See Note 3)           9,394
  Directors                                  4,895
Accrued expenses                             4,623
                                     -------------
     Total liabilities                   3,671,098
                                     -------------
Net assets                           $ 619,626,132
                                     =============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01
  per share) 175 million shares
  authorized                         $     251,576
Additional paid-in capital             962,881,151
                                     -------------
                                       963,132,727
Accumulated distributions in excess
  of net investment income                (111,208)
Accumulated net realized loss on
  investments                         (318,149,043)
Net unrealized depreciation on
  investments                          (25,246,344)
                                     -------------
Net assets                           $ 619,626,132
                                     =============
INVESTOR CLASS
Net assets applicable to
  outstanding shares                 $  10,278,900
                                     =============
Shares of capital stock outstanding        417,616
                                     =============
Net asset value per share
  outstanding                        $       24.61
Maximum sales charge (5.50% of
  offering price)                             1.43
                                     -------------
Maximum offering price per share
  outstanding                        $       26.04
                                     =============
CLASS A
Net assets applicable to
  outstanding shares                 $  17,839,938
                                     =============
Shares of capital stock outstanding        725,387
                                     =============
Net asset value per share
  outstanding                        $       24.59
Maximum sales charge (5.50% of
  offering price)                             1.43
                                     -------------
Maximum offering price per share
  outstanding                        $       26.02
                                     =============
CLASS C
Net assets applicable to
  outstanding shares                 $   4,076,052
                                     =============
Shares of capital stock outstanding        166,185
                                     =============
Net asset value and offering price
  per share outstanding              $       24.53
                                     =============
CLASS I
Net assets applicable to
  outstanding shares                 $ 583,791,702
                                     =============
Shares of capital stock outstanding     23,700,627
                                     =============
Net asset value and offering price
  per share outstanding              $       24.63
                                     =============
CLASS R1
Net assets applicable to
  outstanding shares                 $   1,504,278
                                     =============
Shares of capital stock outstanding         61,036
                                     =============
Net asset value and offering price
  per share outstanding              $       24.65
                                     =============
CLASS R2
Net assets applicable to
  outstanding shares                 $   1,914,300
                                     =============
Shares of capital stock outstanding         77,784
                                     =============
Net asset value and offering price
  per share outstanding              $       24.61
                                     =============
CLASS R3
Net assets applicable to
  outstanding shares                 $     220,962
                                     =============
Shares of capital stock outstanding          8,980
                                     =============
Net asset value and offering price
  per share outstanding              $       24.61
                                     =============






14    MainStay ICAP Equity Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT  OF OPERATIONS  FOR THE SIX MONTHS ENDED APRIL 30, 2009 UNAUDITED


INVESTMENT INCOME:
INCOME:
  Dividends (a)                      $   9,629,903
  Interest                                   7,257
                                     -------------
     Total income                        9,637,160
                                     -------------
EXPENSES:
  Manager (See Note 3)                   2,642,358
  Transfer agent--Investor Class
     (See Note 3)                           33,984
  Transfer agent--Class A (See Note
     3)                                     14,986
  Transfer agent--Class C (See Note
     3)                                     15,445
  Transfer agent--Classes I, R1, R2
     and R3
     (See Note 3)                          517,854
  Professional fees                         87,206
  Shareholder communication                 82,983
  Registration                              54,105
  Distribution/Service--Investor
     Class (See Note 3)                     11,615
  Distribution/Service--Class A
     (See Note 3)                           22,748
  Service--Class C (See Note 3)              5,276
  Distribution/Service--Class R2
     (See Note 3)                            1,650
  Distribution/Service--Class R3
     (See Note 3)                              162
  Directors                                 18,954
  Distribution--Class C (See Note
     3)                                     15,828
  Distribution--Class R3 (See Note
     3)                                        162
  Custodian                                 10,461
  Shareholder service--Class R1
     (See Note 3)                              678
  Shareholder service--Class R2
     (See Note 3)                              660
  Shareholder service--Class R3
     (See Note 3)                               65
  Miscellaneous                             27,151
                                     -------------
     Total expenses before waiver        3,564,331
  Expense waiver from Manager (See
     Note 3)                              (840,544)
                                     -------------
     Net expenses                        2,723,787
                                     -------------
Net investment income                    6,913,373
                                     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on investments     $(231,458,420)
Net change in unrealized
  depreciation on investments          162,249,190
                                     -------------
Net realized and unrealized loss on
  investments                          (69,209,230)
                                     -------------
Net decrease in net assets
  resulting from operations          $ (62,295,857)
                                     =============




(a) Dividends recorded net of foreign withholding taxes in the amount of $396,116.



The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2009 UNAUDITED, THE PERIOD ENDED JANUARY 1 THROUGH OCTOBER 31, 2008(A) AND THE YEAR ENDED DECEMBER 31, 2007


                                2009             2008             2007
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment
  income               $   6,913,373   $   15,111,392   $   17,676,358
 Net realized gain
  (loss) on
  investments           (231,458,420)     (85,264,394)     130,647,010
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments            162,249,190     (323,664,184)     (84,035,614)
                       -----------------------------------------------
 Net increase
  (decrease) in net
  assets resulting
  from operations        (62,295,857)    (393,817,186)      64,287,754
                       -----------------------------------------------

Dividends and distributions to
 shareholders:
 From net investment income:
    Investor Class          (164,350)        (117,377)              --
    Class A                 (304,259)        (406,104)        (403,116)
    Class C                  (56,061)         (43,154)         (33,547)
    Class I              (12,014,074)     (13,955,739)     (16,899,113)
    Class R1                 (25,572)         (18,147)          (4,949)
    Class R2                 (24,945)         (12,110)         (15,466)
    Class R3                  (2,297)            (765)            (457)
                       -----------------------------------------------
                         (12,591,558)     (14,553,396)     (17,356,648)
                       -----------------------------------------------
 From net realized gain on
  investments:
    Class A                       --               --       (6,015,521)
    Class C                       --               --         (982,158)
    Class I                       --               --     (121,956,541)
    Class R1                      --               --         (126,102)
    Class R2                      --               --         (133,306)
    Class R3                      --               --           (7,421)
                       -----------------------------------------------
                                  --               --     (129,221,049)
                       -----------------------------------------------
 Total dividends and
  distributions to
  shareholders           (12,591,558)     (14,553,396)    (146,577,697)
                       -----------------------------------------------

Capital share transactions:
 Net proceeds from
  sale of shares       $  97,560,097   $  332,816,755   $  299,864,126
 Net asset value of
  shares issued in
  connection with the
  acquisition of
  MainStay All Cap
  Value Fund                      --               --      167,086,789
 Net asset value of
  shares issued to
  shareholders in
  reinvestment of
  dividends and
  distributions           12,274,550       14,375,945      145,348,406
 Cost of shares
  redeemed              (187,642,957)    (269,985,518)    (419,015,369)
                       -----------------------------------------------
    Increase
     (decrease) in
     net assets
     derived from
     capital share
     transactions        (77,808,310)      77,207,182      193,283,952
                       -----------------------------------------------
    Net increase
     (decrease) in
     net assets         (152,695,725)    (331,163,400)     110,994,009

NET ASSETS:
Beginning of period      772,321,857    1,103,485,257      992,491,248
                       -----------------------------------------------
End of period          $ 619,626,132   $  772,321,857   $1,103,485,257
                       ===============================================
Accumulated
 undistributed
 (distributions in
 excess of) net
 investment income
 at end of period      $    (111,208)  $    5,566,977   $      352,123
                       ===============================================



(a) The Fund changed its fiscal year end from December 31 to October 31.



16    MainStay ICAP Equity Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank



                                                   mainstayinvestments.com    17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                   INVESTOR CLASS
                            ---------------------------
                                             APRIL 29,
                            SIX MONTHS         2008**
                               ENDED          THROUGH
                             APRIL 30,      OCTOBER 31,

                            ---------------------------
                               2009*            2008
Net asset value at
  beginning of period         $ 26.95         $ 39.51
                              -------         -------
Net investment income            0.19 (a)        0.27
Net realized and
  unrealized gain (loss)
  on investments                (2.12)         (12.55)
                              -------         -------
Total from investment
  operations                    (1.93)         (12.28)
                              -------         -------
Less dividends and
  distributions:
  From net investment
     income                     (0.41)          (0.28)
  From net realized gain
     on investments                --              --
                              -------         -------
Total dividends and
  distributions                 (0.41)          (0.28)
                              -------         -------
Net asset value at end of
  period                      $ 24.61         $ 26.95
                              =======         =======
Total investment return
  (b)                           (7.11%)(c)     (31.24%)(c)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income          1.66% ++        1.54% ++
  Net expenses                   1.19% ++        1.19% ++
  Expenses (before
     waiver/reimbursement)       1.87% ++        1.61% ++
Portfolio turnover rate            52%            106%
Net assets at end of
  period (in 000's)           $10,279         $10,798




                                                      CLASS C
                             ---------------------------------------------------------
                                            JANUARY 1,                    SEPTEMBER 1,
                             SIX MONTHS        2008                          2006**
                                ENDED        THROUGH       YEAR ENDED        THROUGH
                              APRIL 30,    OCTOBER 31,    DECEMBER 31,    DECEMBER 31,

                             ---------------------------------------------------------
                                2009*        2008***          2007            2006
Net asset value at
  beginning of period          $26.86        $ 41.43         $44.96          $44.82
                               ------        -------         ------          ------
Net investment income            0.11 (a)       0.19           0.34            0.08 (a)
Net realized and unrealized
  gain (loss) on
  investments                   (2.12)        (14.55)          1.85            4.03
                               ------        -------         ------          ------
Total from investment
  operations                    (2.01)        (14.36)          2.19            4.11
                               ------        -------         ------          ------
Less dividends and
  distributions:
  From net investment
     income                     (0.32)         (0.21)         (0.31)          (0.24)
  From net realized gain on
     investments                   --             --          (5.41)          (3.73)
                               ------        -------         ------          ------
Total dividends and
  distributions                 (0.32)         (0.21)         (5.72)          (3.97)
                               ------        -------         ------          ------
Net asset value at end of
  period                       $24.53        $ 26.86         $41.43          $44.96
                               ======        =======         ======          ======
Total investment return (b)     (7.40%)(c)    (34.82%)(c)      4.99%           9.30%(c)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income          0.95% ++       0.65% ++       0.49%           0.54%++
  Net expenses                   1.94% ++       1.94% ++       1.93%           2.05%++
  Expenses (before
     waiver/reimbursement)       2.62% ++       2.30% ++       2.11%           2.14%++
Portfolio turnover rate            52%           106%            71%             80%
Net assets at end of period
  (in 000's)                   $4,076        $ 4,996         $8,606          $1,922



*    Unaudited.
**   Commencement of operations.
***  The Fund changed its fiscal year end from December 31 to October 31.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1, Class R2 and
     Class R3 shares are not subject to sales charges.
(c)  Total return is not annualized.





18    MainStay ICAP Equity Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                             CLASS A
      ----------------------------------------------------
                                                 SEPTEMBER
                    JANUARY 1,                      1,
                       2008                       2006**
      SIX MONTHS      THROUGH     YEAR ENDED      THROUGH
         ENDED        OCTOBER      DECEMBER      DECEMBER
       APRIL 30,        31,           31,           31,

      ----------------------------------------------------
         2009*        2008***        2007          2006
        $ 26.93       $ 41.53       $ 45.01       $44.82
        -------       -------       -------       ------
           0.20 (a)      0.42          0.66         0.20 (a)
          (2.13)       (14.59)         1.88         4.02
        -------       -------       -------       ------
          (1.93)       (14.17)         2.54         4.22
        -------       -------       -------       ------

          (0.41)        (0.43)        (0.61)       (0.30)
             --            --         (5.41)       (3.73)
        -------       -------       -------       ------
          (0.41)        (0.43)        (6.02)       (4.03)
        -------       -------       -------       ------
        $ 24.59       $ 26.93       $ 41.53       $45.01
        =======       =======       =======       ======
          (7.07%)(c)   (34.38%)(c)     5.78%        9.55%(c)

           1.71% ++      1.38% ++      1.22%        1.28%++
           1.19% ++      1.18% ++      1.18%        1.30%++
           1.30% ++      1.35% ++      1.36%        1.39%++
             52%          106%           71%          80%
        $17,840       $21,826       $51,349       $6,798




                                               Class I
----------------------------------------------------------------------------------------------------
                    January 1,
                       2008
      Six months      through
         ended        October
       April 30,        31,                             Year ended December 31,

      ----------------------------------------------------------------------------------------------
         2009*        2008***        2007          2006          2005          2004          2003
       $  26.97      $  41.57     $    45.03     $  41.17      $  44.01      $  40.89     $    32.07
       --------      --------     ---- -----     --------      --------      --------     ---- -----
           0.25 (a)      0.54           0.77         0.63 (a)      0.65          0.72           0.37
          (2.14)       (14.62)          1.94         7.59          4.17          3.88           8.82
       --------      --------     ---- -----     --------      --------      --------     ---- -----
          (1.89)       (14.08)          2.71         8.22          4.82          4.60           9.19
       --------      --------     ---- -----     --------      --------      --------     ---- -----

          (0.45)        (0.52)         (0.76)       (0.63)        (0.64)        (0.72)         (0.37)
             --            --          (5.41)       (3.73)        (7.02)        (0.76)            --
       --------      --------     ---- -----     --------      --------      --------     ---- -----
          (0.45)        (0.52)         (6.17)       (4.36)        (7.66)        (1.48)         (0.37)
       --------      --------     ---- -----     --------      --------      --------     ---- -----
       $  24.63      $  26.97     $    41.57     $  45.03      $  41.17      $  44.01     $    40.89
       ========      ========     ==== =====     ========      ========      ========     ==== =====
          (6.91%)(c)   (34.18%)(c)      6.20%       20.17%        10.91%        11.33%         28.83%

           2.12% ++      1.79% ++       1.63%        1.42%         1.37%         1.63%          1.03%
           0.80% ++      0.80% ++       0.80%        0.80%         0.80%         0.80%          0.80%
           1.05% ++      0.96% ++       0.92%        0.88%         0.88%         0.87%          0.87%
             52%          106%            71%          80%           86%           74%            97%
       $583,792      $732,479     $1,041,210     $982,543      $800,011      $943,964     $1,079,900





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                                         CLASS R1
                                                   ---------------------------------------------------
                                                                JANUARY 1,                SEPTEMBER 1,
                                                   SIX MONTHS      2008                      2006**
                                                      ENDED      THROUGH     YEAR ENDED      THROUGH
                                                    APRIL 30,  OCTOBER 31,  DECEMBER 31,  DECEMBER 31,

                                                   ---------------------------------------------------
                                                      2009*      2008***        2007          2006
Net asset value at beginning of period               $26.98      $ 41.59       $45.00        $44.82
                                                     ------      -------       ------        ------
Net investment income                                  0.22 (a)     0.52         0.77          0.22 (a)
Net realized and unrealized gain (loss) on
  investments                                         (2.11)      (14.64)        1.94          4.03
                                                     ------      -------       ------        ------
Total from investment operations                      (1.89)      (14.12)       (2.71)         4.25
                                                     ------      -------       ------        ------
Less dividends and distributions:
  From net investment income                          (0.44)       (0.49)       (0.71)        (0.34)
  From net realized gain on investments                  --           --        (5.41)        (3.73)
                                                     ------      -------       ------        ------
Total dividends and distributions                     (0.44)       (0.49)       (6.12)        (4.07)
                                                     ------      -------       ------        ------
Net asset value at end of period                     $24.65      $ 26.98       $41.59        $45.00
                                                     ======      =======       ======        ======
Total investment return (b)                           (6.92%)(c)  (34.24%)(c)    6.10%         9.67%(c)
Ratios (to average net assets)/Supplemental Data:
  Net investment income                                1.92% ++     1.66% ++     1.72%         1.38%++
  Net expenses                                         0.90% ++     0.90% ++     0.90%         0.90%++
  Expenses (before waiver/reimbursement)               1.15% ++     1.06% ++     1.02%         0.99%++
Portfolio turnover rate                                  52%         106%          71%           80%
Net assets at end of period (in 000's)               $1,504      $ 1,370       $1,097        $   40




                                                                         Class R3
                                                   ---------------------------------------------------
                                                                January 1,                September 1,
                                                   Six months      2008                      2006**
                                                      ended      through     Year ended      through
                                                    April 30,  October 31,  December 31,  December 31,

                                                   ---------------------------------------------------
                                                      2009*      2008***        2007          2006
Net asset value at beginning of period               $26.93      $ 41.52       $45.00        $44.82
                                                     ------      -------       ------        ------
Net investment income                                  0.14 (a)     0.38         0.57          0.13 (a)
Net realized and unrealized gain (loss) on
  investments                                         (2.08)      (14.61)        1.86          4.06
                                                     ------      -------       ------        ------
Total from investment operations                      (1.94)      (14.23)        2.43          4.19
                                                     ------      -------       ------        ------
Less dividends and distributions:
  From net investment income                          (0.38)       (0.36)       (0.50)        (0.28)
  From net realized gain on investments                  --           --        (5.41)        (3.73)
                                                     ------      -------       ------        ------
Total dividends and distributions                     (0.38)       (0.36)       (5.91)        (4.01)
                                                     ------      -------       ------        ------
Net asset value at end of period                     $24.61      $ 26.93       $41.52        $45.00
                                                     ======      =======       ======        ======
Total investment return (b)                           (7.12%)(c)  (34.51%)(c)    5.55%         9.49%(c)
Ratios (to average net assets)/Supplemental Data:
  Net investment income                                1.20% ++     1.16% ++     0.98%         0.86%++
  Net expenses                                         1.40% ++     1.40% ++     1.40%         1.40%++
  Expenses (before waiver/reimbursement)               1.65% ++     1.57% ++     1.52%         1.49%++
Portfolio turnover rate                                  52%         106%          71%           80%
Net assets at end of period (in 000's)               $  221      $    72       $   67        $   27




*    Unaudited.
**   Commencement of operations.
***  The Fund changed its fiscal year end from December 31 to October 31.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1, Class R2 and
     Class R3 shares are not subject to sales charges.
(c)  Total return is not annualized.





20    MainStay ICAP Equity Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                        Class R2
-------------------------------------------------------
                                              September
                   January 1,                    1,
                      2008                     2006**
      Six months     through    Year ended     through
         ended       October     December     December
       April 30,       31,          31,          31,

      -------------------------------------------------
         2009*       2008***       2007         2006
        $26.94       $ 41.54      $45.02       $44.82
        ------       -------      ------       ------
          0.18 (a)      0.44        0.63         0.12 (a)
         (2.10)       (14.62)       1.92         4.13
        ------       -------      ------       ------
         (1.92)       (14.18)       2.55         4.25
        ------       -------      ------       ------

         (0.41)        (0.42)      (0.62)       (0.32)
            --            --       (5.41)       (3.73)
        ------       -------      ------       ------
         (0.41)        (0.42)      (6.03)       (4.05)
        ------       -------      ------       ------
        $24.61       $ 26.94      $41.54       $45.02
        ======       =======      ======       ======
         (7.05%)(c)   (34.38%)(c)   5.82%        9.58%(c)

          1.57% ++      1.43% ++    1.29%        0.77%++
          1.15% ++      1.15% ++    1.15%        1.15%++
          1.40% ++      1.31% ++    1.27%        1.24%++
            52%          106%         71%          80%
        $1,914       $   781      $1,156       $1,161




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              21

MAINSTAY ICAP SELECT EQUITY FUND

INVESTMENT AND PERFORMANCE COMPARISON(1)




PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.


INVESTOR CLASS SHARES(2)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL               SIX        ONE       FIVE     TEN
TOTAL RETURNS               MONTHS      YEAR     YEARS    YEARS
---------------------------------------------------------------
With sales charges         -11.20%    -37.90%    -1.21%    1.67%
Excluding sales charges     -6.04     -34.29     -0.09     2.24




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                           MAINSTAY ICAP    S&P 500(R)    S&P 500/CITIGROUP
                           SELECT EQUITY       INDEX         VALUE INDEX
                           -------------    ----------    -----------------
4/30/99                         9450           10000            10000
                               10627           11013            10046
                               11357            9584            10684
                               10404            8374             9096
                                8855            7260             7767
                               11852            8920             9936
                               13313            9486            10902
                               16074           10948            13135
                               18738           12616            15395
                               17956           12026            14046
4/30/09                        11799            7779             8419






CLASS A SHARES(3)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL               SIX        ONE       FIVE     TEN
TOTAL RETURNS               MONTHS      YEAR     YEARS    YEARS
---------------------------------------------------------------
With sales charges         -11.14%    -37.82%    -1.19%    1.68%
Excluding sales charges     -5.97     -34.20     -0.06     2.26




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                            MAINSTAY ICAP    S&P 500(R)    S&P 500/CITIGROUP
                            SELECT EQUITY       INDEX         VALUE INDEX
                            -------------    ----------    -----------------
4/30/99                         23625           25000            25000
                                26568           27532            25115
                                28392           23961            26710
                                26010           20935            22740
                                22139           18149            19417
                                29629           22301            24840
                                33283           23715            27254
                                40184           27371            32837
                                46844           31541            38488
                                44890           30066            35115
4/30/09                         29538           19449            21049






CLASS C SHARES(3)--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------


AVERAGE ANNUAL               SIX       ONE       FIVE     TEN
TOTAL RETURNS              MONTHS      YEAR     YEARS    YEARS
--------------------------------------------------------------
With sales charges         -7.35%    -35.45%    -0.83%    1.48%
Excluding sales charges    -6.42     -34.80     -0.83     1.48




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                            MAINSTAY ICAP    S&P 500(R)    S&P 500/CITIGROUP
                            SELECT EQUITY       INDEX         VALUE INDEX
                            -------------    ----------    -----------------
4/30/99                         10000           10000            10000
                                11161           11013            10046
                                11839            9584            10684
                                10764            8374             9096
                                 9094            7260             7767
                                12079            8920             9936
                                13468            9486            10902
                                16139           10948            13135
                                18673           12616            15395
                                17767           12026            14046
4/30/09                         11584            7779             8419





1. Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital gain distributions. The graphs assume an initial investment of $25,000 for Class A shares and $10,000 for all other classes and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares generally have a $25,000 minimum initial investment with no minimum subsequent purchase amount. For investors that, in the aggregate, have assets of $100,000 or more invested in any share classes of any of the MainStay Funds, the minimum initial investment is $15,000. Investor Class and Class A shares are sold with a maximum initial sales charge of 5.50% and an annual 12b-1 fee of 0.25%. Class C shares are sold with no initial sales charge, are subject to a contingent deferred sales charge ("CDSC") of 1.00% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors or individual investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of 0.25%. Class R1 and R2 shares are available only through corporate-sponsored retirement programs, which include certain program requirements. Class R3 shares are sold with no initial

THE FOOTNOTES ON THE NEXT TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.



22    MainStay ICAP Select Equity Fund

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL      SIX       ONE       FIVE     TEN
TOTAL RETURNS     MONTHS      YEAR     YEARS    YEARS
-----------------------------------------------------
                  -5.84%    -34.04%     0.21%    2.53%




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                           MAINSTAY ICAP    S&P 500(R)    S&P 500/CITIGROUP
                           SELECT EQUITY       INDEX         VALUE INDEX
                           -------------    ----------    -----------------
4/30/99                        10000           10000            10000
                               11274           11013            10046
                               12078            9584            10684
                               11092            8374             9096
                                9465            7260             7767
                               12699            8920             9936
                               14301            9486            10902
                               17309           10948            13135
                               20228           12616            15395
                               19457           12026            14046
4/30/09                        12833            7779             8419






CLASS R1 SHARES(3)--NO SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL      SIX       ONE       FIVE     TEN
TOTAL RETURNS     MONTHS      YEAR     YEARS    YEARS
-----------------------------------------------------
                  -5.86%    -34.07%     0.13%    2.43%




(PERFORMANCE GRAPH)

                           MAINSTAY ICAP    S&P 500(R)    S&P 500/CITIGROUP
                           SELECT EQUITY       INDEX         VALUE INDEX
                           -------------    ----------    -----------------
4/30/99                        10000           10000            10000
                               11263           11013            10046
                               12054            9584            10684
                               11059            8374             9096
                                9427            7260             7767
                               12636            8920             9936
                               14215            9486            10902
                               17189           10948            13135
                               20074           12616            15395
                               19289           12026            14046
4/30/09                        12717            7779             8419






CLASS R2 SHARES(3)--NO SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL      SIX       ONE       FIVE     TEN
TOTAL RETURNS     MONTHS      YEAR     YEARS    YEARS
-----------------------------------------------------
                  -6.01%    -34.28%    -0.14%    2.17%




(PERFORMANCE GRAPH)

                           MAINSTAY ICAP    S&P 500(R)    S&P 500/CITIGROUP
                           SELECT EQUITY       INDEX         VALUE INDEX
                           -------------    ----------    -----------------
4/30/99                        10000           10000            10000
                               11234           11013            10046
                               11994            9584            10684
                               10976            8374             9096
                                9333            7260             7767
                               12479            8920             9936
                               14004            9486            10902
                               16890           10948            13135
                               19672           12616            15395
                               18856           12026            14046
4/30/09                        12392            7779             8419





    sales charge or CDSC, have an annual 12b-1 fee of 0.50% and are available in certain individual retirement accounts or in certain retirement plans for service and distribution. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns would have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Directors. The Manager may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. Effective August 31, 2006, ICAP Select Equity Fund was renamed MainStay ICAP Select Equity Fund. At that time, the Fund's existing no-load shares were redesignated as Class I shares.
2. Performance figures for Investor Class shares, first offered April 29, 2008, include the historical performance of Class A shares through April 28, 2008, adjusted for differences in certain contractual expenses and fees.
3. Performance figures for Class A, C, R1, R2 and R3 shares, first offered August 31, 2006, includes the historical performance of Class I shares through August 30, 2006, adjusted for differences in certain contractual expenses and fees for Class A, C, R1, R2 and R3 shares.

THE FOOTNOTES ON THE PRECEDING PAGE AND THE FOLLOWING PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                   mainstayinvestments.com    23

CLASS R3 SHARES(3)--NO SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL      SIX       ONE       FIVE     TEN
TOTAL RETURNS     MONTHS      YEAR     YEARS    YEARS
-----------------------------------------------------
                  -6.13%    -34.42%    -0.38%    1.92%




(PERFORMANCE GRAPH)

                           MAINSTAY ICAP    S&P 500(R)    S&P 500/CITIGROUP
                           SELECT EQUITY       INDEX         VALUE INDEX
                           -------------    ----------    -----------------
4/30/99                        10000           10000            10000
                               11206           11013            10046
                               11934            9584            10684
                               10894            8374             9096
                                9240            7260             7767
                               12324            8920             9936
                               13795            9486            10902
                               16597           10948            13135
                               19282           12616            15395
                               18442           12026            14046
4/30/09                        12094            7779             8419






 BENCHMARK PERFORMANCE                      SIX        ONE       FIVE     TEN
                                           MONTHS      YEAR     YEARS    YEARS
------------------------------------------------------------------------------
S&P 500(R) Index(4)                        -8.53%    -35.31%    -2.70%   -2.48%
S&P 500/Citigroup Value Index(5)          -14.39     -40.06     -3.26    -1.71
Average Lipper large-cap value fund(6)    -10.05     -36.99     -2.91    -0.98



4. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The S&P 500(R) Index is considered to be the Fund's broad-based securities market index for comparison purposes. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
5. The S&P 500/Citigroup Value Index represents approximately half of the market capitalization of the stocks in the S&P 500(R) Index that, on a growth-value spectrum, have been identified as falling either wholly or partially within the value half of the spectrum based on multiple factors. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
6. The average Lipper large-cap value fund is representative of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's U.S. Diversified Equity large-cap floor. Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500(R) Index. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital gain distributions reinvested.

THE FOOTNOTES ON THE PRECEDING TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.



24    MainStay ICAP Select Equity Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY ICAP SELECT EQUITY FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2008, to April 30, 2009, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2008, to April 30, 2009.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six-months ended April 30, 2009. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                            ENDING ACCOUNT
                                            ENDING ACCOUNT                   VALUE (BASED
                                             VALUE (BASED                   ON HYPOTHETICAL
                               BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                 VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                     11/1/08         4/30/09       PERIOD(1)         4/30/09        PERIOD(1)
INVESTOR CLASS SHARES          $1,000.00        $939.60         $6.16          $1,018.40         $ 6.41
--------------------------------------------------------------------------------------------------------

CLASS A SHARES                 $1,000.00        $940.30         $5.05          $1,019.60         $ 5.26
--------------------------------------------------------------------------------------------------------

CLASS C SHARES                 $1,000.00        $935.80         $9.70          $1,014.80         $10.09
--------------------------------------------------------------------------------------------------------

CLASS I SHARES                 $1,000.00        $941.60         $3.85          $1,020.80         $ 4.01
--------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                $1,000.00        $941.40         $4.38          $1,020.30         $ 4.56
--------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                $1,000.00        $939.90         $5.53          $1,019.10         $ 5.76
--------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                $1,000.00        $938.70         $6.73          $1,017.90         $ 7.00
--------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.28% for Investor Class, 1.05% for Class A, 2.02% for Class C, 0.80% for Class I, 0.91% for Class R1, 1.15% for Class R2 and 1.40% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.





                                                   mainstayinvestments.com    25

SECTOR COMPOSITION AS OF APRIL 30, 2009




Information Technology                17.6%
Health Care                           13.8
Energy                                13.2
Financials                            12.8
Consumer Staples                      11.3
Industrials                           10.6
Consumer Discretionary                10.3
Materials                              7.2
Short-Term Investment                  2.8
Cash and Other Assets, Less
  Liabilities                          0.4
                                     -----
                                     100.0%
                                     =====



 See Portfolio of Investments on page 29 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2009 (EXCLUDING SHORT-TERM INVESTMENT)



    1.  Wyeth
    2.  E.I. du Pont de Nemours & Co.
    3.  CVS Caremark Corp.
    4.  Schering-Plough Corp.
    5.  JPMorgan Chase & Co.
    6.  Hewlett-Packard Co.
    7.  Cisco Systems, Inc.
    8.  Occidental Petroleum Corp.
    9.  Honeywell International, Inc.
   10.  CSX Corp.







26    MainStay ICAP Select Equity Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

QUESTIONS ANSWERED BY PORTFOLIO MANAGERS JERROLD K. SENSER, CFA, AND THOMAS R. WENZEL, CFA, OF INSTITUTIONAL CAPITAL LLC (ICAP), THE FUND'S SUBADVISOR.

HOW DID MAINSTAY ICAP SELECT EQUITY FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2009?

Excluding all sales charges, MainStay ICAP Select Equity Fund returned -6.04% for Investor Class shares, -5.97% for Class A shares and -6.42% for Class C shares for the six months ended April 30, 2009. Over the same period, the Fund's Class I shares returned -5.84%, Class R1 shares returned -5.86%, Class R2 shares returned -6.01% and Class R3 shares returned -6.13%. All share classes outperformed the -10.05% return of the average Lipper(1) large-cap value fund and the -8.53% return of the S&P 500(R) Index(2) for the six months ended April 30, 2009. The S&P 500(R) Index is the Fund's broad-based securities-market index. See page 22 for Fund returns with sales charges.

WHAT FACTORS ACCOUNTED FOR THE FUND'S PERFORMANCE RELATIVE TO THE S&P 500(R) INDEX DURING THE REPORTING PERIOD?

The Fund outperformed the S&P 500(R) Index during the reporting period largely because of favorable stock selections in the health care, energy and consumer staples sectors. These strong contributors more than offset the Fund's weak contributors in the financials and consumer discretionary sectors.

WHICH SECTORS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD AND WHICH SECTORS DETRACTED FROM PERFORMANCE?

Relative to the S&P 500(R) Index, the Fund's strongest contributing sector during the reporting period was health care, followed by energy and consumer staples. The sectors that detracted the most from the Fund's performance relative to the Index included financials, consumer discretionary and information technology.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS WERE STRONG CONTRIBUTORS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS DETRACTED?

On an absolute basis, the holdings that made the strongest positive contributions to the Fund's performance during the reporting period were health care companies Wyeth and Schering-Plough and digital wireless telecommunication systems provider Qualcomm. Wyeth and Schering-Plough both saw their stock price rise on merger news during the reporting period. We established a position in Qualcomm during the reporting period and sold it later in the period when the stock reached the price target we had set.

Two bank holdings, Capital One Financial and Bank of America, were major detractors from the Fund's absolute performance. We eliminated both positions during the reporting period. Class A shares of diversified entertainment giant News Corp. also performed poorly, primarily because of soft advertising sales in a weak economy. We eliminated the Fund's position in News Corp. during the reporting period.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

During a reporting period characterized by financial deleveraging and relatively weak economic activity, we believed that strong companies would get stronger. In our opinion, companies with strong balance sheets, good market positions and solid operating characteristics would have the greatest potential to increase their market share.

In addition to the purchases and sales already mentioned, we added Intel, one of the world's largest semiconductor manufacturers, to the Fund's holdings during the reporting period. The investment was based on our expectation that Intel would benefit significantly from its substantial investments in research and development. The Fund also added Wells Fargo, one of the largest and most successful

----------
Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. The Fund may invest in mid-cap stocks, which may be more volatile and less liquid than the securities of larger companies. The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or that they may even go down in value. The Fund will typically hold between 20 and 30 securities. As a result, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. The use of options and futures transactions involves risks and special considerations which include, among others, correlation risk and liquidity risk. Investments in foreign companies in the form of depositary receipts such as ADRs may entail the special risks of international investing, including currency exchange fluctuations, government regulations and the potential for political and economic instability. Because of its trading strategies, the Fund's portfolio turnover rate may be between 150% and 300%. Funds with high turnover rates often have higher transaction costs and may generate taxable short-term capital gains.

1. See footnote on page 24 for more information about Lipper Inc.
2. See footnote on page 24 for more information on the S&P 500(R) Index.

                                                   mainstayinvestments.com    27
retail banking franchises in the United States. The investment reflected our belief that Wells Fargo was in a strong position to weather the current economic crisis and that the company's acquisition of Wachovia had the potential to improve Wells Fargo's earning power.

WERE THERE ANY SIGNIFICANT SECTOR WEIGHTING CHANGES DURING THE REPORTING PERIOD?

During the reporting period, the Fund increased its exposure in the industrials and energy sectors from underweight relative to the S&P 500(R) Index to slightly overweight. We also increased exposure to the materials sector, which was already overweight when the reporting period began.

Over the same period, we decreased the Fund's overweight exposure relative to the S&P 500(R) Index in financials, eliminated the Fund's telecommunication services exposure and decreased the Fund's health care exposure from overweight to neutral relative to the S&P 500(R) Index.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of April 30, 2009, the Fund was overweight relative to the S&P 500(R) Index in the materials and consumer discretionary sectors because we felt that market conditions were beginning to favor a recovery. As of the same date, the Fund had no positions in the utilities and telecommunication services sectors, both of which are included in the S&P 500(R) Index.



----------
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


28    MainStay ICAP Select Equity Fund

PORTFOLIO OF INVESTMENTS APRIL 30, 2009 UNAUDITED




                                         SHARES            VALUE
COMMON STOCKS 96.8%+
----------------------------------------------------------------

CONSUMER DISCRETIONARY 10.3%
Johnson Controls, Inc.                  790,450   $   15,026,455
Lowe's Cos., Inc.                     2,191,450       47,116,175
Target Corp.                            900,700       37,162,882
Viacom, Inc. Class B (a)              2,013,400       38,737,816
                                                  --------------
                                                     138,043,328

                                                  --------------

CONSUMER STAPLES 11.3%
Coca-Cola Co. (The)                   1,036,150       44,606,258
V  CVS Caremark Corp.                 1,989,850       63,237,433
PepsiCo, Inc.                           874,050       43,492,728
                                                  --------------
                                                     151,336,419

                                                  --------------

ENERGY 13.2%
Baker Hughes, Inc.                    1,238,000       44,048,040
Marathon Oil Corp.                    1,526,350       45,332,595
V  Occidental Petroleum
  Corp.                                 931,182       52,416,235
Total S.A., Sponsored ADR
  (b)                                   695,550       34,582,746
                                                  --------------
                                                     176,379,616

                                                  --------------

FINANCIALS 12.8%
ACE, Ltd.                               854,050       39,559,596
Bank of New York Mellon
  Corp. (The)                         1,608,150       40,975,662
V  JPMorgan Chase & Co.               1,893,700       62,492,100
Wells Fargo & Co.                     1,356,150       27,136,561
                                                  --------------
                                                     170,163,919

                                                  --------------

HEALTH CARE 13.8%
Covidien, Ltd.                          648,100       21,374,338
Pfizer, Inc.                          2,361,750       31,552,980
V  Schering-Plough Corp.              2,714,850       62,495,847
V  Wyeth                              1,623,050       68,817,320
                                                  --------------
                                                     184,240,485

                                                  --------------

INDUSTRIALS 10.6%
V  CSX Corp.                          1,625,250       48,091,147
V  Honeywell International,
  Inc.                                1,560,400       48,700,084
Lockheed Martin Corp.                   574,350       45,103,706
                                                  --------------
                                                     141,894,937

                                                  --------------

INFORMATION TECHNOLOGY 17.6%
ASML Holding N.V. NY Shares             500,450       10,584,517
V  Cisco Systems, Inc. (a)            2,875,750       55,559,490
V  Hewlett-Packard Co.                1,546,700       55,650,266
Intel Corp.                           2,081,900       32,852,382
Microsoft Corp.                       1,799,950       36,466,987
Texas Instruments, Inc.               2,456,500       44,364,390
                                                  --------------
                                                     235,478,032

                                                  --------------

MATERIALS 7.2%
V  E.I. du Pont de Nemours &
  Co.                                 2,375,700   $   66,282,030
Newmont Mining Corp.                    734,400       29,552,256
                                                  --------------
                                                      95,834,286
                                                  --------------
Total Common Stocks
  (Cost $1,413,785,471)                            1,293,371,022
                                                  --------------


                                      PRINCIPAL
                                         AMOUNT
SHORT-TERM INVESTMENT 2.8%
----------------------------------------------------------------

REPURCHASE AGREEMENT 2.8%
State Street Bank and Trust
  Co.
  0.05%, dated 4/30/09
  due 5/1/09
  Proceeds at Maturity
  $38,296,929
  (Collateralized by a
  United States
  Treasury Bill with a zero
  coupon rate and a maturity
  date of 5/7/09,
  with a Principal Amount of
  $39,065,000 and a Market
  Value of
  $39,065,000)                      $38,296,876       38,296,876
                                                  --------------
Total Short-Term Investment
  (Cost $38,296,876)                                  38,296,876
                                                  --------------
Total Investments
  (Cost $1,452,082,347) (c)                99.6%   1,331,667,898
Cash and Other Assets,
  Less Liabilities                          0.4        4,768,152
                                          -----     ------------
Net Assets                                100.0%  $1,336,436,050
                                          =====     ============






(a)  Non-income producing security.
(b)  ADR--American Depositary Receipt.
(c)  At April 30, 2009, cost is $1,487,976,520
     for federal income tax purposes and net
     unrealized depreciation is as follows:



Gross unrealized appreciation      $  68,956,177
Gross unrealized depreciation       (225,264,799)
                                   -------------
Net unrealized depreciation        $(156,308,622)
                                   =============



The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's assets carried at fair value:

                                   INVESTMENTS IN
 VALUATION INPUTS                      SECURITIES
Level 1--Quoted Prices             $1,293,371,022
Level 2--Other Significant
  Observable Inputs                    38,296,876
Level 3--Significant Unobservable
  Inputs                                       --
                                   --------------
Total                              $1,331,667,898
                                   ==============




The Fund did not hold other financial instruments as of April 30, 2009.

At April 30, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).


+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, as of April 30, 2009, excluding short-term investment. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              29

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2009 UNAUDITED


ASSETS:
Investment in securities, at value

  (identified cost $1,452,082,347)  $1,331,667,898
Receivables:
  Investment securities sold             5,269,698
  Fund shares sold                       2,755,650
  Dividends and interest                 1,287,923
Other assets                               170,129
                                    --------------
     Total assets                    1,341,151,298
                                    --------------
LIABILITIES:
Payables:
  Investment securities purchased        2,638,004
  Fund shares redeemed                     836,258
  Manager (See Note 3)                     582,597
  Transfer agent (See Note 3)              495,263
  NYLIFE Distributors (See Note 3)          63,295
  Professional fees                         51,517
  Custodian                                 21,879
  Directors                                  9,595
Accrued expenses                            16,840
                                    --------------
     Total liabilities                   4,715,248
                                    --------------
Net assets                          $1,336,436,050
                                    ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01
  per share) 250 million shares
  authorized                        $      559,565
Additional paid-in capital           2,192,122,673
                                    --------------
                                     2,192,682,238
Accumulated undistributed net
  investment income                        212,193
Accumulated net realized loss on
  investments                         (736,043,932)
Net unrealized depreciation on
  investments                         (120,414,449)
                                    --------------
Net assets                          $1,336,436,050
                                    ==============
INVESTOR CLASS
Net assets applicable to
  outstanding shares                $    8,193,783
                                    ==============
Shares of capital stock
  outstanding                              343,623
                                    ==============
Net asset value per share
  outstanding                       $        23.85
Maximum sales charge (5.50% of
  offering price)                             1.39
                                    --------------
Maximum offering price per share
  outstanding                       $        25.24
                                    ==============
CLASS A
Net assets applicable to
  outstanding shares                $  125,565,048
                                    ==============
Shares of capital stock
  outstanding                            5,264,081
                                    ==============
Net asset value per share
  outstanding                       $        23.85
Maximum sales charge (5.50% of
  offering price)                             1.39
                                    --------------
Maximum offering price per share
  outstanding                       $        25.24
                                    ==============
CLASS C
Net assets applicable to
  outstanding shares                $   40,977,040
                                    ==============
Shares of capital stock
  outstanding                            1,724,645
                                    ==============
Net asset value and offering price
  per share outstanding             $        23.76
                                    ==============
CLASS I
Net assets applicable to
  outstanding shares                $1,137,759,108
                                    ==============
Shares of capital stock
  outstanding                           47,621,359
                                    ==============
Net asset value and offering price
  per share outstanding             $        23.89
                                    ==============
CLASS R1
Net assets applicable to
  outstanding shares                $    9,884,734
                                    ==============
Shares of capital stock
  outstanding                              413,433
                                    ==============
Net asset value and offering price
  per share outstanding             $        23.91
                                    ==============
CLASS R2
Net assets applicable to
  outstanding shares                $   10,500,688
                                    ==============
Shares of capital stock
  outstanding                              440,193
                                    ==============
Net asset value and offering price
  per share outstanding             $        23.85
                                    ==============
CLASS R3
Net assets applicable to
  outstanding shares                $    3,555,649
                                    ==============
Shares of capital stock
  outstanding                              149,200
                                    ==============
Net asset value and offering price
  per share outstanding             $        23.83
                                    ==============






30    MainStay ICAP Select Equity Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2009 UNAUDITED


INVESTMENT INCOME:
INCOME:
  Dividends (a)                      $  17,582,535
  Interest                                   7,611
                                     -------------
     Total income                       17,590,146
                                     -------------
EXPENSES:
  Manager (See Note 3)                   5,079,716
  Transfer agent--Investor Class
     (See Note 3)                           12,778
  Transfer agent--Class A (See Note
     3)                                     93,019
  Transfer agent--Class C (See Note
     3)                                     76,008
  Transfer agent--Classes I, R1, R2
     and R3
     (See Note 3)                          829,623
  Distribution/Service--Investor
     Class (See Note 3)                      8,507
  Distribution/Service--Class A
     (See Note 3)                          154,114
  Service--Class C (See Note 3)             50,548
  Distribution/Service--Class R2
     (See Note 3)                           11,895
  Distribution/Service--Class R3
     (See Note 3)                            3,599
  Distribution--Class C (See Note
     3)                                    151,645
  Distribution--Class R3 (See Note
     3)                                      3,599
  Shareholder communication                150,993
  Professional fees                        143,254
  Registration                              91,676
  Directors                                 35,900
  Custodian                                 21,123
  Shareholder service--Class R1
     (See Note 3)                            3,315
  Shareholder service--Class R2
     (See Note 3)                            4,758
  Shareholder service--Class R3
     (See Note 3)                            1,440
  Miscellaneous                             48,964
                                     -------------
     Total expenses before waiver        6,976,474
  Expense waiver from Manager (See
     Note 3)                            (1,448,905)
                                     -------------
     Net expenses                        5,527,569
                                     -------------
Net investment income                   12,062,577
                                     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on investments      (411,902,898)
Net change in unrealized
  depreciation on investments          298,647,072
                                     -------------
Net realized and unrealized loss on
  investments                         (113,255,826)
                                     -------------
Net decrease in net assets
  resulting from operations          $(101,193,249)
                                     =============




(a) Dividends recorded net of foreign withholding taxes in the amount of $43,360.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              31

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2009 UNAUDITED, THE PERIOD ENDED JANUARY 1 THROUGH OCTOBER 31, 2008(A) AND THE YEAR ENDED DECEMBER 31, 2007


                                2009            2008             2007
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment
  income              $   12,062,577  $   28,373,973   $   26,218,215
 Net realized gain
  (loss) on
  investments           (411,902,898)   (323,161,349)     236,684,869
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments            298,647,072    (455,648,279)    (159,264,954)
                      -----------------------------------------------
 Net increase
  (decrease) in net
  assets resulting
  from operations       (101,193,249)   (750,435,655)     103,638,130
                      -----------------------------------------------

Dividends and distributions to
 shareholders:
 From net investment income:
    Investor Class           (66,309)        (72,870)              --
    Class A               (1,240,516)     (2,251,562)      (1,075,832)
    Class C                 (227,675)       (359,098)        (116,607)
    Class I              (12,505,406)    (24,506,767)     (24,766,929)
    Class R1                 (68,788)        (44,832)          (8,523)
    Class R2                 (91,772)       (133,329)         (84,150)
    Class R3                 (24,909)        (12,864)          (1,153)
                      -----------------------------------------------
                         (14,225,375)    (27,381,322)     (26,053,194)
                      -----------------------------------------------
 From net realized gain on
  investments:
    Class A                       --              --      (17,484,295)
    Class C                       --              --       (4,829,960)
    Class I                       --              --     (213,738,276)
    Class R1                      --              --         (160,018)
    Class R2                      --              --       (1,451,833)
    Class R3                      --              --          (36,925)
                      -----------------------------------------------
                                  --              --     (237,701,307)
                      -----------------------------------------------
 Total dividends
  and distributions
  to shareholders        (14,225,375)    (27,381,322)    (263,754,501)
                      -----------------------------------------------

Capital share transactions:
 Net proceeds from
  sale of shares         258,593,890     818,649,966      907,508,544
 Net asset value of
  shares issued to
  shareholders in
  reinvestment of
  dividends and
  distributions           12,530,586      24,907,466      244,284,432
 Cost of shares
  redeemed              (332,145,153)   (637,521,521)    (446,353,290)
                      -----------------------------------------------
    Increase
     (decrease) in
     net assets
     derived from
     capital share
     transactions        (61,020,677)    206,035,911      705,439,686
                      -----------------------------------------------
    Net increase
     (decrease) in
     net assets         (176,439,301)   (571,781,066)     545,323,315

NET ASSETS:
Beginning of period    1,512,875,351   2,084,656,417    1,539,333,102
                      -----------------------------------------------
End of period         $1,336,436,050  $1,512,875,351   $2,084,656,417
                      ===============================================
Accumulated
  undistributed net
  investment income
  at end of period    $      212,193  $    2,374,991   $      321,050
                      ===============================================



(a) The Fund changed its fiscal year end from December 31 to October 31.



32    MainStay ICAP Select Equity Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank



                                                   mainstayinvestments.com    33

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                   INVESTOR CLASS
                            ----------------------------
                                              APRIL 29,
                            SIX MONTHS          2008**
                               ENDED           THROUGH
                             APRIL 30,       OCTOBER 31,

                            ----------------------------
                               2009*             2008
Net asset value at
  beginning of period          $25.62          $ 36.87
                               ------          -------
Net investment income            0.16 (a)         0.25 (a)
Net realized and
  unrealized gain (loss)
  on investments                (1.72)          (11.25)
                               ------          -------
Total from investment
  operations                    (1.56)          (11.00)
                               ------          -------
Less dividends and
  distributions:
  From net investment
     income                     (0.21)           (0.25)
  From net realized gain
     on investments                --               --
                               ------          -------
Total dividends and
  distributions                 (0.21)           (0.25)
                               ------          -------
Net asset value at end of
  period                       $23.85          $ 25.62
                               ======          =======
Total investment return
  (b)                           (6.04%)(c)      (29.97%)(c)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income          1.42% ++         1.49% ++
  Net expenses                   1.28% ++         1.15% ++
  Expenses (before
     reimbursement)              1.51% ++         1.31% ++
Portfolio turnover rate            54%             117%
Net assets at end of
  period (in 000's)            $8,194          $ 7,601




                                                      CLASS C
                             ---------------------------------------------------------
                                            JANUARY 1,                    SEPTEMBER 1,
                             SIX MONTHS        2008                          2006**
                                ENDED        THROUGH       YEAR ENDED        THROUGH
                              APRIL 30,    OCTOBER 31,    DECEMBER 31,    DECEMBER 31,

                             ---------------------------------------------------------
                                2009*        2008***          2007            2006
Net asset value at
  beginning of period          $ 25.53       $ 38.68         $ 41.56         $39.46
                               -------       -------         -------         ------
Net investment income             0.08 (a)      0.18 (a)        0.14 (a)       0.13 (a)
Net realized and unrealized
  gain (loss) on
  investments                    (1.72)       (13.12)           2.24           3.63
                               -------       -------         -------         ------
Total from investment
  operations                     (1.64)       (12.94)           2.38           3.76
                               -------       -------         -------         ------
Less dividends and
  distributions:
  From net investment
     income                      (0.13)        (0.21)          (0.25)         (0.23)
  From net realized gain on
     investments                    --            --           (5.01)         (1.43)
                               -------       -------         -------         ------
Total dividends and
  distributions                  (0.13)        (0.21)           5.26          (1.66)
                               -------       -------         -------         ------
Net asset value at end of
  period                       $ 23.76       $ 25.53         $ 38.68         $41.56
                               =======       =======         =======         ======
Total investment return (b)      (6.42%)(c)   (33.59%)(c)       5.83%          9.59%(c)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income           0.74% ++      0.65% ++        0.33%          0.91%++
  Net expenses                    2.02% ++      1.91% ++        1.90%          1.95%++
  Expenses (before
     reimbursement)               2.25% ++      2.05% ++        2.01%          2.04%++
Portfolio turnover rate             54%          117%            123%           115%
Net assets at end of period
  (in 000's)                   $40,977       $47,831         $45,789         $3,293



*    Unaudited.
**   Commencement of operations.
***  The Fund changed its fiscal year end from December 31 to October 31.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1 and Class R2 shares are not subject to sales charges.
(c)  Total return is not annualized.





34    MainStay ICAP Select Equity Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                               CLASS A
      ---------------------------------------------------------
                     JANUARY 1,                    SEPTEMBER 1,
      SIX MONTHS        2008                          2006**
         ENDED        THROUGH       YEAR ENDED       THROUGH
       APRIL 30,    OCTOBER 31,    DECEMBER 31,    DECEMBER 31,

      ---------------------------------------------------------
         2009*        2008***          2007            2006
       $  25.62       $  38.79       $  41.60         $ 39.46
       --------       --------       --------         -------
           0.19 (a)       0.42 (a)       0.48 (a)        0.24 (a)
          (1.73)        (13.18)          2.23            3.62
       --------       --------       --------         -------
          (1.54)        (12.76)          2.71            3.86
       --------       --------       --------         -------

          (0.23)         (0.41)         (0.51)          (0.29)
             --             --          (5.01)          (1.43)
       --------       --------       --------         -------
          (0.23)         (0.41)         (5.52)          (1.72)
       --------       --------       --------         -------
       $  23.85       $  25.62       $  38.79         $ 41.60
       ========       ========       ========         =======
          (5.97%)(c)    (33.14%)(c)      6.62%           9.84%(c)

           1.72% ++       1.47% ++       1.09%           1.73%++
           1.05% ++       1.10% ++       1.15%           1.20%++
           1.28% ++       1.24% ++       1.26%           1.29%++
             54%           117%           123%            115%
       $125,565       $142,130       $161,070         $16,514




                                            Class I
----------------------------------------------------------------------------------------------
                     January 1,
      Six months        2008
         ended        through
       April 30,    October 31,                      Year ended December 31,

      ----------------------------------------------------------------------------------------
         2009*        2008***         2007          2006         2005        2004        2003
      $    25.67     $    38.84    $    41.62    $    36.17    $  34.35    $  29.79    $ 21.37
      ----------     ----------    ----------    ----------    --------    --------    -------
            0.22 (a)       0.51 (a)      0.64 (a)      0.57 (a)    0.45        0.56       0.21
           (1.74)        (13.20)         2.21          6.83        2.70        4.76       8.42
      ----------     ----------    ----------    ----------    --------    --------    -------
           (1.52)        (12.69)         2.85          7.40        3.15        5.32       8.63
      ----------     ----------    ----------    ----------    --------    --------    -------

           (0.26)         (0.48)        (0.62)        (0.52)      (0.45)      (0.56)     (0.21)
              --             --         (5.01)        (1.43)      (0.88)      (0.20)        --
      ----------     ----------    ----------    ----------    --------    --------    -------
           (0.26)         (0.48)        (5.63)        (1.95)      (1.33)      (0.76)     (0.21)
      ----------     ----------    ----------    ----------    --------    --------    -------
      $    23.89     $    25.67    $    38.84    $    41.62    $  36.17    $  34.35    $ 29.79
      ==========     ==========    ==========    ==========    ========    ========    =======
           (5.84%)(c)    (32.99%)(c)     6.95%        20.60%       9.22%      17.98%     40.68%

            1.97% ++       1.78% ++      1.44%         1.45%       1.38%       2.18%      0.88%
            0.80% ++       0.80% ++      0.80%         0.80%       0.80%       0.80%      0.80%
            1.03% ++       0.94% ++      0.91%         0.88%       0.93%       1.01%      1.22%
              54%           117%          123%          115%        170%        198%       317%
      $1,137,759     $1,296,268    $1,863,460    $1,519,408    $676,703    $285,529    $81,021




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              35

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                                        CLASS R1
                                                -------------------------------------------------------
                                                              JANUARY 1,                   SEPTEMBER 1,
                                                SIX MONTHS       2008                         2006**
                                                   ENDED        THROUGH      YEAR ENDED       THROUGH
                                                 APRIL 30,   OCTOBER 31,    DECEMBER 31,   DECEMBER 31,

                                                -------------------------------------------------------
                                                   2009*        2008***         2007           2006
Net asset value at beginning of period            $25.68        $ 38.85        $41.62         $39.46
                                                  ------        -------        ------         ------
Net investment income                               0.19 (a)       0.42 (a)      0.59 (a)       0.26 (a)
Net realized and unrealized gain (loss) on
  investments                                      (1.72)        (13.13)         2.24           3.63
                                                  ------        -------        ------         ------
Total from investment operations                   (1.53)        (12.71)         2.83           3.89
                                                  ------        -------        ------         ------
Less dividends and distributions:
  From net investment income                       (0.24)         (0.46)        (0.59)         (0.30)
  From net realized gain on investments               --             --         (5.01)         (1.43)
                                                  ------        -------        ------         ------
Total dividends and distributions                  (0.24)         (0.46)        (5.60)         (1.73)
                                                  ------        -------        ------         ------
Net asset value at end of period                  $23.91        $ 25.68        $38.85         $41.62
                                                  ======        =======        ======         ======
Total investment return (b)                        (5.86%)(c)    (33.03%)(c)     6.87%          9.94%(c)
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income                             1.75% ++       1.55% ++      1.33%          1.89%++
  Net expenses                                      0.91% ++       0.91% ++      0.90%          0.90%++
  Expenses (before reimbursement)                   1.14% ++       1.06% ++      1.01%          0.99%++
Portfolio turnover rate                               54%           117%          123%           115%
Net assets at end of period (in 000's)            $9,885        $ 5,286        $1,440         $   63




                                                                       Class R3
                                                ------------------------------------------------------
                                                              January 1,                  September 1,
                                                Six months       2008                        2006**
                                                   ended       through      Year ended       through
                                                 April 30,   October 31,   December 31,   December 31,

                                                ------------------------------------------------------
                                                   2009*       2008***         2007           2006
Net asset value at beginning of period            $25.60       $ 38.76        $41.58         $39.46
                                                  ------       -------        ------         ------
Net investment income                               0.14 (a)      0.28 (a)      0.31 (a)       0.14 (a)
Net realized and unrealized gain (loss) on
  investments                                      (1.72)       (13.10)         2.29           3.67
                                                  ------       -------        ------         ------
Total from investment operations                   (1.58)       (12.82)         2.60           3.81
                                                  ------       -------        ------         ------
Less dividends and distributions:
  From net investment income                       (0.19)        (0.34)        (0.41)         (0.26)
  From net realized gain on investments               --            --         (5.01)         (1.43)
                                                  ------       -------        ------         ------
Total dividends and distributions                  (0.19)        (0.34)        (5.42)         (1.69)
                                                  ------       -------        ------         ------
Net asset value at end of period                  $23.83       $ 25.60        $38.76         $41.58
                                                  ======       =======        ======         ======
Total investment return (b)                        (6.13%)(c)   (33.29%)(c)     6.30%          9.77%(c)
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income                             1.26% ++      1.02% ++      0.70%          1.00%++
  Net expenses                                      1.40% ++      1.40% ++      1.40%          1.40%++
  Expenses (before reimbursement)                   1.63% ++      1.55% ++      1.51%          1.49%++
Portfolio turnover rate                               54%          117%          123%           115%
Net assets at end of period (in 000's)            $3,556       $ 2,963        $  185         $   27



*    Unaudited.
**   Commencement of operations.
***  The Fund changed its fiscal year end from December 31 to October 31.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1 and Class R2 shares are not subject to sales charges.
(c)  Total return is not annualized.





36    MainStay ICAP Select Equity Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                          Class R2
------------------------------------------------------------
                    January 1,                  September 1,
      Six months       2008                        2006**
         ended       through      Year ended       through
       April 30,   October 31,   December 31,   December 31,

      ------------------------------------------------------
         2009*       2008***         2007           2006
        $ 25.63      $ 38.80        $ 41.60        $39.46
        -------      -------        -------        ------
           0.18 (a)     0.40 (a)       0.53 (a)      0.17 (a)
          (1.74)      (13.18)          2.18          3.68
        -------      -------        -------        ------
          (1.56)      (12.78)          2.71          3.85
        -------      -------        -------        ------

          (0.22)       (0.39)         (0.50)        (0.28)
             --           --          (5.01)        (1.43)
        -------      -------        -------        ------
          (0.22)       (0.39)         (5.51)        (1.71)
        -------      -------        -------        ------
        $ 23.85      $ 25.63        $ 38.80        $41.60
        =======      =======        =======        ======
          (6.01%)(c)  (33.18%)(c)      6.56%         9.85%(c)

           1.58% ++     1.42% ++       1.18%         1.25%++
           1.15% ++     1.15% ++       1.15%         1.15%++
           1.38% ++     1.29% ++       1.26%         1.24%++
             54%         117%           123%          115%
        $10,501      $10,796        $12,712        $   27




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              37

MAINSTAY ICAP GLOBAL FUND

INVESTMENT AND PERFORMANCE COMPARISON(1)




PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.

A REDEMPTION FEE OF 2% WILL BE APPLIED TO SHARES THAT ARE REDEEMED WITHIN 60 DAYS OF PURCHASE. PERFORMANCE DATA SHOWN DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH IF REFLECTED, WOULD REDUCE PERFORMANCE QUOTED.


INVESTOR CLASS SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL               SIX       ONE        SINCE
TOTAL RETURNS              MONTHS      YEAR     INCEPTION
---------------------------------------------------------
With sales charges         -7.46%    -39.91%     -39.91%
Excluding sales charges    -2.07     -36.42      -36.42




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                                  MAINSTAY ICAP    MSCI WORLD
                                   GLOBAL FUND        INDEX
                                  -------------    ----------
04/30/08                               9450           10000
04/30/09                               6009            6067






CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL               SIX       ONE        SINCE
TOTAL RETURNS              MONTHS      YEAR     INCEPTION
---------------------------------------------------------
With sales charges         -7.57%    -39.89%     -39.89%
Excluding sales charges    -2.19     -36.39      -36.39




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                                  MAINSTAY ICAP    MSCI WORLD
                                   GLOBAL FUND        INDEX
                                  -------------    ----------
04/30/08                              23625           25000
04/30/09                              15027           15168






CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------


AVERAGE ANNUAL               SIX       ONE        SINCE
TOTAL RETURNS              MONTHS      YEAR     INCEPTION
---------------------------------------------------------
With sales charges         -3.51%    -37.53%     -37.53%
Excluding sales charges    -2.54     -36.91      -36.91




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                                  MAINSTAY ICAP    MSCI WORLD
                                   GLOBAL FUND        INDEX
                                  -------------    ----------
04/30/08                              10000           10000
04/30/09                               6247            6067





1. Performance tables and graphs do not reflect any deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital gain distributions. The graphs assume an initial investment of $25,000 for Class A shares and $10,000 for all other classes and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares generally have a $25,000 minimum initial investment with no minimum subsequent purchase amount. For investors that, in the aggregate, have assets of $100,000 or more invested in any share classes of any of the MainStay Funds, the minimum initial investment is $15,000. Investor Class and Class A shares are sold with a maximum initial sales charge of 5.50% and an annual 12b-1 fee of 0.25%. Class C shares are sold with no initial sales charge, are subject to a contingent deferred sales charge ("CDSC") of 1.00% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors or individual investors with a minimum initial investment of $5 million.

THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.



38    MainStay ICAP Global Fund

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL
                    SIX       ONE        SINCE
TOTAL RETURNS     MONTHS      YEAR     INCEPTION
------------------------------------------------
                  -2.07%    -36.21%     -36.21%




                                                            (With sales charges)
(PERFORMANCE GRAPH)

              MAINSTAY ICAP    MSCI WORLD
               GLOBAL FUND        INDEX
              -------------    ----------
04/30/08          10000           10000
04/30/09           6379            6067







 BENCHMARK PERFORMANCE                            SIX       ONE        SINCE
                                                MONTHS      YEAR     INCEPTION
------------------------------------------------------------------------------
MSCI World Index(2)                             -5.44%    -39.33%     -39.33%
Average Lipper Global Multi-Cap Core Fund(3)    -3.88     -37.11      -37.11



 Performance figures reflect certain fee waivers and/or expense limitations, without which total returns would have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Directors. The Manager may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense.
2. The Morgan Stanley Capital International World Index--the MSCI World Index--is considered to be representative of the global stock market. Results assume reinvestment of all dividends and capital gains. The MSCI World Index is considered to be the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
3. The average Lipper global multi-cap core fund is representative of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital gain distributions reinvested.

THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                   mainstayinvestments.com    39

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY ICAP GLOBAL FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2008, to April 30, 2009, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2008, to April 30, 2009.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six-months ended April 30, 2009. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                            ENDING ACCOUNT
                                            ENDING ACCOUNT                   VALUE (BASED
                                             VALUE (BASED                   ON HYPOTHETICAL
                               BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                 VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                     11/1/08         4/30/09       PERIOD(1)         4/30/09        PERIOD(1)
INVESTOR CLASS SHARES          $1,000.00        $979.30         $5.89          $1,018.80         $6.01
--------------------------------------------------------------------------------------------------------

CLASS A SHARES                 $1,000.00        $978.10         $5.64          $1,019.10         $5.76
--------------------------------------------------------------------------------------------------------

CLASS C SHARES                 $1,000.00        $974.60         $9.55          $1,015.10         $9.74
--------------------------------------------------------------------------------------------------------

CLASS I SHARES                 $1,000.00        $979.30         $4.42          $1,020.30         $4.51
--------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.20% for Investor Class, 1.15% for Class A, 1.95% for Class C and 0.90% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.






40    MainStay ICAP Global Fund

SECTOR COMPOSITION AS OF APRIL 30, 2009




Financials                            16.1%
Industrials                           15.7
Consumer Discretionary                14.9
Information Technology                12.7
Energy                                11.4
Health Care                           11.3
Materials                              5.9
Consumer Staples                       5.5
Utilities                              4.2
Telecommunication Services             1.3
Short-Term Investment                  0.7
Cash and Other Assets, Less
  Liabilities                          0.3
                                     -----
                                     100.0%
                                     =====



 See Portfolio of Investments on page 44 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2009 (EXCLUDING SHORT-TERM INVESTMENT)



    1.  JPMorgan Chase & Co.
    2.  Toyota Motor Corp., Sponsored ADR
    3.  Credit Suisse Group A.G., Sponsored ADR
    4.  E.I. du Pont de Nemours & Co.
    5.  Banco Santander S.A.
    6.  Total S.A., Sponsored ADR
    7.  Wyeth
    8.  CVS Caremark Corp.
    9.  Schering-Plough Corp.
   10.  Hewlett-Packard Co.






                                                   mainstayinvestments.com    41

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

QUESTIONS ANSWERED BY PORTFOLIO MANAGERS JERROLD K. SENSER, CFA, AND THOMAS R. WENZEL, CFA, OF INSTITUTIONAL CAPITAL LLC (ICAP), THE FUND'S SUBADVISOR.

HOW DID MAINSTAY ICAP GLOBAL FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2009?

Excluding all sales charges, MainStay ICAP Global Fund returned -2.07% for Investor Class shares, -2.19% for Class A shares and -2.54% for Class C shares for the six months ended April 30, 2009. Over the same period, the Fund's Class I shares returned -2.07%. All share classes outperformed the -3.88% return of the average Lipper(1) global multi-cap core fund and the -5.44% return of the MSCI World Index(2) for the six months ended April 30, 2009. The MSCI World Index is the Fund's broad-based securities-market index. See page 38 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE RELATIVE TO THE MSCI WORLD INDEX DURING THE REPORTING PERIOD?

The Fund outperformed the MSCI World Index during the reporting period largely because of favorable stock selections in the health care, consumer staples and energy sectors. These strong contributors more than offset the weak contributors in the information technology and materials sectors.

WHICH FUND SECTORS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING PERIOD AND WHICH SECTORS DETRACTED THE MOST?

During the reporting period, the sector that made the strongest contribution to the Fund's performance relative to the MSCI World Index was health care, followed by consumer staples and energy. The sectors that detracted the most from the Fund's relative performance were information technology, materials and industrials.

WHICH INDIVIDUAL STOCKS MADE THE GREATEST POSITIVE CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE DURING THE REPORTING PERIOD AND WHICH STOCKS DETRACTED?

On an absolute basis, the holdings that made the strongest positive contributions to the Fund's performance during the reporting period were health care companies Wyeth and Schering-Plough and German insurance company Allianz SE. During the reporting period, Wyeth and Schering-Plough both saw their stock price rise on merger news. We believe that Allianz SE's strong risk management, good liquidity and solid balance sheet will likely result in the firm emerging from the current economic crisis stronger than several of its competitors.

Two bank holdings, Capital One Financial and Bank of America, were major detractors from the Fund's absolute performance. We eliminated both positions during the reporting period. Class A shares of diversified entertainment giant News Corp. also performed poorly, primarily because of soft advertising sales in a weak economy. We eliminated the Fund's position in News Corp. during the reporting period.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

During a reporting period characterized by financial deleveraging and relatively weak economic activity, we believed that strong companies would get stronger. In our opinion, companies with strong balance sheets, good market positions and solid operating characteristics would have the greatest potential to increase their market share.

We added Intel, one of the world's largest semiconductor manufacturers, to the Fund's holdings during the reporting period. The investment was based on our expectation that Intel would benefit significantly from its substantial investments in research and development. We also added Nokia, one of the world's


----------
Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets. Investments in foreign companies in the form of depositary receipts such as ADRs, GDRs or EDRs may entail the special risks of international investing. The Fund may also invest in mid-cap stocks, which may be more volatile and less liquid than the securities of larger companies. The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or that they may even go down in value. The Fund will typically hold between 50 and 80 securities. As a result, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. The use of options and futures transactions involves risks and special considerations which include, among others, correlation risk and liquidity risk. Because of its trading strategies, it is anticipated that the Fund may exceed a portfolio turnover rate of 100%. Funds with high turnover rates often have higher transaction costs and may generate taxable short-term capital gains.

1. See footnote on page 39 for more information about Lipper Inc.
2. See footnote on page 39 for more information on the MSCI World Index.


42    MainStay ICAP Global Fund
largest suppliers of mobile phones, to the Fund's holdings. The investment reflected our belief that Nokia's scale and ability to deliver smart phones across various price points could help the company regain market share, something that most of Nokia's peers appeared unlikely to do.

In addition to the sales already mentioned, we sold the Fund's position in Bank of America when credit losses exceeded our expectations. We also eliminated the Fund's position in Japanese telecommunication services company NTT DoCoMo after it reached our target price.

WERE THERE ANY SIGNIFICANT CHANGES IN THE FUND'S SECTOR WEIGHTINGS DURING THE REPORTING PERIOD?

During the reporting period, the Fund increased its sector exposure relative to the MSCI World Index in industrials and information technology, moving from underweight to overweight positions in both of these sectors. The Fund also increased its weighting in the energy sector, but remained underweight relative to the MSCI World Index.

During the reporting period, we decreased the Fund's exposure in the health care sector but maintained a slightly overweight position relative to the MSCI World Index. Although the Fund began the reporting period with underweight positions in telecommunication services and consumer staples, we further reduced the Fund's exposure to both of these sectors.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of April 30, 2009, the Fund was overweight relative to the MSCI World Index in the consumer discretionary and industrials sectors because we felt that market conditions were beginning to favor a recovery. As of the same date, the Fund was underweight relative to the Index in consumer staples and telecommunication services.



----------
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                   mainstayinvestments.com    43

PORTFOLIO OF INVESTMENTS APRIL 30, 2009 UNAUDITED




                                     SHARES           VALUE
COMMON STOCKS 99.0%+
-----------------------------------------------------------

CONSUMER DISCRETIONARY 14.9%
British Sky Broadcasting Group
  PLC                                63,400   $     451,516
Daimler A.G.                         15,200         541,706
InterContinental Hotels Group
  PLC                                40,700         386,798
Johnson Controls, Inc.                9,150         173,941
Lowe's Cos., Inc.                    28,550         613,825
Target Corp.                         10,650         439,419
V  Toyota Motor Corp.,
  Sponsored ADR (a)                  13,450       1,064,702
Viacom, Inc. Class B (b)             35,300         679,172
WPP PLC                              45,200         309,145
                                              -------------
                                                  4,660,224
                                              -------------

CONSUMER STAPLES 5.5%
Coca-Cola Co. (The)                   8,000         344,400
V  CVS Caremark Corp.                23,700         753,186
PepsiCo, Inc.                         7,300         363,248
Pernod-Ricard S.A.                    4,350         256,543
                                              -------------
                                                  1,717,377
                                              -------------

ENERGY 11.4%
Baker Hughes, Inc.                   15,950         567,501
BP PLC, Sponsored ADR (a)            13,650         579,579
Marathon Oil Corp.                   23,800         706,860
Occidental Petroleum Corp.           10,300         579,787
Saipem S.p.A.                        15,800         339,746
V  Total S.A., Sponsored ADR
  (a)                                15,650         778,118
                                              -------------
                                                  3,551,591
                                              -------------

FINANCIALS 16.1%
ACE, Ltd.                             9,850         456,252
Allianz SE                            6,600         605,562
V  Banco Santander S.A.              82,675         780,499
Bank of New York Mellon Corp.
  (The)                              16,200         412,776
V  Credit Suisse Group A.G.,
  Sponsored ADR (a)                  23,650         905,322
V  JPMorgan Chase & Co.              34,100       1,125,300
Muenchener
  Rueckversicherungs--
  Gesellschaft A.G. Registered        3,000         414,085
Wells Fargo & Co.                    16,200         324,162
                                              -------------
                                                  5,023,958
                                              -------------

HEALTH CARE 11.3%
Bayer A.G.                           10,300         510,970
Covidien, Ltd.                        8,200         270,436
Pfizer, Inc.                         43,950         587,172
Roche Holding A.G., Sponsored
  ADR (a)                            12,600         399,644
V  Schering-Plough Corp.             31,800         732,036
Shire PLC                            21,200         264,802
V  Wyeth                             18,200         771,680
                                              -------------
                                                  3,536,740
                                              -------------

INDUSTRIALS 15.7%
BAE Systems PLC                      24,500         128,876
China Communications
  Construction Co., Ltd. Class
  H                                 126,400         150,409
CSX Corp.                            17,900         529,661
East Japan Railway Co.                5,300         298,546
Guangshen Railway Co., Ltd.
  Class H                           344,700         154,490
Honeywell International, Inc.        18,300         571,143
Hutchison Whampoa, Ltd.              70,600         412,662
Lockheed Martin Corp.                 7,000         549,710
Mitsubishi Corp.                     38,600         593,306
Siemens A.G.                          6,400         429,591
Singapore Airlines, Ltd.             35,200         253,313
TNT N.V.                             20,192         371,965
Vallourec                             4,050         439,798
                                              -------------
                                                  4,883,470
                                              -------------

INFORMATION TECHNOLOGY 12.7%
ASML Holding N.V. NY Shares          10,350         218,903
Cisco Systems, Inc. (b)              32,650         630,798
V  Hewlett-Packard Co.               20,050         721,399
Intel Corp.                          30,850         486,813
Microsoft Corp.                      28,950         586,527
Murata Manufacturing Co.,
  Ltd.                                5,700         228,693
Nokia OYJ, Sponsored ADR (a)         47,800         675,892
Texas Instruments, Inc.              22,550         407,253
                                              -------------
                                                  3,956,278
                                              -------------

MATERIALS 5.9%
Akzo Nobel N.V.                      13,000         546,015
V  E.I. du Pont de Nemours &
  Co.                                28,850         804,915
Newmont Mining Corp.                 12,350         496,964
                                              -------------
                                                  1,847,894
                                              -------------

TELECOMMUNICATION SERVICES 1.3%
Vodafone Group PLC, ADR (a)          21,600         396,360
                                              -------------


UTILITIES 4.2%
Energias de Portugal S.A.           132,800         484,470
GDF Suez S.A.                        16,687         600,178
Suez Environnement S.A. (b)          15,587         237,491
                                              -------------
                                                  1,322,139
                                              -------------
Total Common Stocks
  (Cost $35,682,047)                             30,896,031
                                              -------------




 + Percentages indicated are based on Fund net assets.
 V Among the Fund's 10 largest holdings, as of April 30, 2009, excluding short-term investment. May be subject to change daily.


44    MainStay ICAP Global Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                  PRINCIPAL
                                     AMOUNT           VALUE
SHORT-TERM INVESTMENT 0.7%
-----------------------------------------------------------

REPURCHASE AGREEMENT 0.7%
State Street Bank and Trust
  Co.
  0.05%, dated 4/30/09
  due 5/1/09
  Proceeds at Maturity
  $217,127
  (Collateralized by a United
  States Treasury
  Bill with a zero coupon rate
  and a maturity date of
  5/7/09, with a Principal
  Amount of $225,000 and a
  Market Value of $225,000)        $217,127   $     217,127
                                              -------------
Total Short-Term Investment
  (Cost $217,127)                                   217,127
                                              -------------
Total Investments
  (Cost $35,899,174) (c)               99.7%     31,113,158
Cash and Other Assets,
  Less Liabilities                      0.3         103,443
                                      =====    ------------
Net Assets                            100.0%  $  31,216,601
                                      =====    ============






(a)  ADR--American Depositary Receipt.
(b)  Non-income producing security.
(c)  At April 30, 2009, cost is $36,515,553
     for federal income tax purposes and net
     unrealized depreciation is as follows:



Gross unrealized appreciation              $ 1,220,820
Gross unrealized depreciation               (6,623,215)
                                           -----------
Net unrealized depreciation                $(5,402,395)
                                           ===========





The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's assets carried at fair value:

                                                INVESTMENTS IN
 VALUATION INPUTS                                   SECURITIES
Level 1--Quoted Prices                             $20,704,856
Level 2--Other Significant Observable Inputs        10,408,302
Level 3--Significant Unobservable Inputs                    --
                                                   -----------
Total                                              $31,113,158
                                                   ===========




The Fund did not hold other financial instruments as of April 30, 2009.

At April 30, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).



The table below sets forth the diversification of the ICAP Global Fund Portfolio investments by country.

COUNTRY COMPOSITION


                                                VALUE    PERCENT(+)
Bermuda                                   $   270,436           0.9%
China                                         304,899           1.0
France                                      2,312,128           7.4
Germany                                     2,501,914           8.0
Hong Kong                                     412,662           1.3
Italy                                         339,746           1.1
Japan                                       2,185,247           7.0
Netherlands                                 1,136,883           3.6
Portugal                                      484,470           1.6
Singapore                                     253,313           0.8
Spain                                         780,499           2.5
Switzerland                                 1,761,218           5.6
United Kingdom                              2,517,076           8.1
United States                              15,852,667          50.8
                                          -----------         -----
                                           31,113,158          99.7
Cash and Other Assets,
  Less Liabilities                            103,443           0.3
                                          -----------         -----
Net Assets                                $31,216,601         100.0%
                                          ===========         =====





+    Percentages indicated are based on Fund
     net assets.




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              45

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2009 UNAUDITED


ASSETS:
Investment in securities, at value
  (identified cost $35,899,174)      $ 31,113,158
Cash denominated in foreign
  currencies (identified cost
  $22,536)                                 22,502
Receivables:
  Investment securities sold              231,137
  Dividends and interest                  110,843
Other assets                               23,992
                                     ------------
     Total assets                      31,501,632
                                     ------------
LIABILITIES:
Payables:
  Investment securities purchased         187,743
  Custodian                                36,699
  Offering costs                           19,892
  Professional fees                        19,198
  Manager (See Note 3)                     14,351
  Transfer agent (See Note 3)                 785
  Directors                                   259
  NYLIFE Distributors (See Note 3)            131
Accrued expenses                            5,973
                                     ------------
     Total liabilities                    285,031
                                     ------------
Net assets                           $ 31,216,601
                                     ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01
  per share) 200 million shares
  authorized                         $     49,815
Additional paid-in capital             49,741,932
                                     ------------
                                       49,791,747
Accumulated undistributed net
  investment income                       240,382
Accumulated net realized loss on
  investments and foreign currency
  transactions                        (14,028,378)
Net unrealized depreciation on
  investments                          (4,786,016)
Net unrealized depreciation on
  translation of other assets and
  liabilities in foreign currencies        (1,134)
                                     ------------
Net assets                           $ 31,216,601
                                     ============
INVESTOR CLASS
Net assets applicable to
  outstanding shares                 $     93,490
                                     ============
Shares of capital stock outstanding        14,943
                                     ============
Net asset value per share
  outstanding                        $       6.26
Maximum sales charge (5.50% of
  offering price)                            0.36
                                     ------------
Maximum offering price per share
  outstanding                        $       6.62
                                     ============
CLASS A
Net assets applicable to
  outstanding shares                 $    436,087
                                     ============
Shares of capital stock outstanding        69,655
                                     ============
Net asset value per share
  outstanding                        $       6.26
Maximum sales charge (5.50% of
  offering price)                            0.36
                                     ------------
Maximum offering price per share
  outstanding                        $       6.62
                                     ============
CLASS C
Net assets applicable to
  outstanding shares                 $     58,415
                                     ============
Shares of capital stock outstanding         9,358
                                     ============
Net asset value and offering price
  per share outstanding              $       6.24
                                     ============
CLASS I
Net assets applicable to
  outstanding shares                 $ 30,628,609
                                     ============
Shares of capital stock outstanding     4,887,573
                                     ============
Net asset value and offering price
  per share outstanding              $       6.27
                                     ============






46    MainStay ICAP Global Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2009 UNAUDITED


INVESTMENT INCOME:
INCOME:
  Dividends (a)                       $   472,248
  Interest                                  8,473
                                      -----------
     Total income                         480,721
                                      -----------
EXPENSES:
  Manager (See Note 3)                    115,499
  Professional fees                        21,060
  Custodian                                16,034
  Offering (See Note 2)                    11,758
  Transfer agent--Investor Class
     (See Note 3)                              64
  Transfer agent--Class A (See Note
     3)                                        80
  Transfer agent--Class C (See Note
     3)                                        43
  Transfer agent--Class I (See Note
     3)                                     5,379
  Registration                              2,291
  Shareholder communication                 1,630
  Directors                                   797
  Distribution/Service--Investor
     Class (See Note 3)                        83
  Distribution/Service--Class A (See
     Note 3)                                  519
  Service--Class C (See Note 3)                55
  Distribution--Class C (See Note 3)          163
  Miscellaneous                             4,124
                                      -----------
     Total expenses before waiver         179,579
  Expense waiver from Manager (See
     Note 3)                              (48,764)
                                      -----------
     Net expenses                         130,815
                                      -----------
Net investment income                     349,906
                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on:
  Security transactions                (8,383,852)
  Foreign currency transactions            (3,162)
                                      -----------
Net realized loss on investments and
  foreign currency transactions        (8,387,014)
                                      -----------
Net change in unrealized
  depreciation on:
  Security transactions                 7,288,655
  Translation of other assets and
     liabilities in foreign
     currencies                             5,021
                                      -----------
Net change in unrealized
  depreciation on investments and
  foreign currency transactions         7,293,676
                                      -----------
Net realized and unrealized loss on
  investments and foreign currency
  transactions                         (1,093,338)
                                      -----------
Net decrease in net assets resulting
  from operations                     $  (743,432)
                                      ===========



(a) Dividends recorded net of foreign withholding taxes in the amount of $43,787.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              47

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2009 UNAUDITED AND FOR THE PERIOD APRIL 30, 2008
(COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2008


                                       2009           2008
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income          $   349,906   $    486,143
 Net realized loss on
  investments and foreign
  currency transactions          (8,387,014)    (5,647,379)
 Net change in unrealized
  depreciation on investments
  and foreign currency
  transactions                    7,293,676    (12,080,826)
                                --------------------------
 Net decrease in net assets
  resulting from operations        (743,432)   (17,242,062)
                                --------------------------

Dividends to shareholders:
 From net investment income:
    Investor Class                     (559)          (339)
    Class A                          (5,231)        (2,790)
    Class C                            (188)           (96)
    Class I                        (350,681)      (229,768)
                                --------------------------
 Total dividends to
  shareholders                     (356,659)      (232,993)
                                --------------------------

Capital share transactions:
 Net proceeds from sale of
  shares                            786,102     51,456,451
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends          17,547          4,531
 Cost of shares redeemed (a)       (598,831)    (1,874,053)
                                --------------------------
    Increase in net assets
     derived from capital
     share transactions             204,818     49,586,929
                                --------------------------
    Net increase (decrease) in
     net assets                    (895,273)    32,111,874

NET ASSETS:
Beginning of period              32,111,874             --
                                --------------------------
End of period                   $31,216,601   $ 32,111,874
                                ==========================
Accumulated undistributed net
 investment income at end of
 period                         $   240,382   $    247,135
                                ==========================



(a) Cost of shares redeemed net of redemption fees of $180 for the six-month period ended April 30, 2009, and $3,904 for the period ended October 31, 2008 (See Note 2(M)).



48    MainStay ICAP Global Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank



                                                   mainstayinvestments.com    49

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                     INVESTOR CLASS                             CLASS A
                                            -------------------------------         ------------------------------
                                                                 APRIL 30,                              APRIL 30,
                                            SIX MONTHS            2008**            SIX MONTHS           2008**
                                               ENDED              THROUGH              ENDED             THROUGH
                                             APRIL 30,          OCTOBER 31,          APRIL 30,         OCTOBER 31,

                                            ----------------------------------------------------------------------
                                               2009*                2008               2009*               2008
Net asset value at beginning of
  period                                       $ 6.46             $ 10.00             $ 6.47             $ 10.00
                                               ------             -------             ------             -------
Net investment income                            0.06                0.08 (a)           0.05                0.09 (a)
Net realized and unrealized loss on
  investments                                   (0.20)              (3.57)             (0.19)              (3.57)
Net realized and unrealized loss on
  foreign currency transactions                 (0.00)++            (0.00)++           (0.00)++            (0.00) ++
                                               ------             -------             ------             -------
Total from investment operations                (0.14)              (3.49)             (0.14)              (3.48)
                                               ------             -------             ------             -------
Less dividends:
  From net investment income                    (0.06)              (0.05)             (0.07)              (0.05)
                                               ------             -------             ------             -------
Redemption fee (a)                               0.00 ++             0.00 ++            0.00 ++             0.00 ++
                                               ------             -------             ------             -------
Net asset value at end of period               $ 6.26             $  6.46             $ 6.26             $  6.47
                                               ======             =======             ======             =======
Total investment return (b)(c)                  (2.07%)            (35.07%)            (2.19%)            (34.97%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          2.24% ++            1.84% ++           2.00% ++            2.02% ++
  Net expenses                                   1.20% ++            1.20% ++           1.15% ++            1.15% ++
  Expenses (before waiver)                       1.65% ++            2.18% ++           1.48% ++            1.99% ++
Portfolio turnover rate                            54%                 75%                54%                 75%
Net assets at end of period (in
  000's)                                       $   93             $    56             $  436             $   374



*    Unaudited.
**   Commencement of operations.
++   Annualized.
++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charge and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total return is not annualized.





50    MainStay ICAP Global Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                       CLASS C                                                CLASS I
----------------------------------------------------   -----------------------------------------------------
                                   APRIL 30,                                               APRIL 30,
       SIX MONTHS                   2008**                     SIX MONTHS                   2008**
          ENDED                     THROUGH                      ENDED                      THROUGH
        APRIL 30,                 OCTOBER 31,                  APRIL 30,                  OCTOBER 31,

------------------------------------------------------------------------------------------------------------
          2009*                       2008                       2009*                        2008
          $ 6.45                    $ 10.00                     $  6.47                     $ 10.00
          ------                    -------                     -------                     -------
            0.03                       0.05 (a)                    0.07                        0.10 (a)
           (0.20)                     (3.57)                      (0.20)                      (3.58)
           (0.00) ++                  (0.00) ++                   (0.00) ++                   (0.00) ++
          ------                    -------                     -------                     -------
           (0.17)                     (3.52)                      (0.13)                      (3.48)
          ------                    -------                     -------                     -------

           (0.04)                     (0.03)                      (0.07)                      (0.05)
          ------                    -------                     -------                     -------
            0.00 ++                    0.00 ++                     0.00 ++                     0.00 ++
          ------                    -------                     -------                     -------
          $ 6.24                    $  6.45                     $  6.27                     $  6.47
          ======                    =======                     =======                     =======
           (2.54%)                   (35.26%)                     (2.07%)                    (34.86%)
            1.18% ++                   1.15% ++                    2.43% ++                    2.25% ++
            1.95% ++                   1.95% ++                    0.90% ++                    0.90% ++
            2.39% ++                   2.93% ++                    1.24% ++                    1.74% ++
              54%                        75%                         54%                         75%
          $   58                    $    20                     $30,629                     $31,662




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              51

MAINSTAY ICAP INTERNATIONAL FUND

INVESTMENT AND PERFORMANCE COMPARISON(1)




PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.


A REDEMPTION FEE OF 2% WILL BE APPLIED TO SHARES THAT ARE REDEEMED WITHIN 60 DAYS OF PURCHASE. PERFORMANCE DATA SHOWN DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH IF REFLECTED, WOULD REDUCE PERFORMANCE QUOTED.


INVESTOR CLASS SHARES(2)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL               SIX       ONE       FIVE     TEN
TOTAL RETURNS              MONTHS      YEAR     YEARS    YEARS
--------------------------------------------------------------
With sales charges         -5.60%    -42.44%    2.68%    2.69%
Excluding sales charges    -0.10     -39.09     3.85     3.27




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                               MAINSTAY ICAP      MSCI EAFE(R)    MSCI EUROPE
                            INTERNATIONAL FUND        INDEX          INDEX
                            ------------------    ------------    -----------
4/30/99                             9450              10000          10000
                                   10579              11389          10998
                                    9478               9533           9527
                                    9329               8210           8363
                                    7795               6875           7094
                                   10791               9640           9545
                                   13387              11081          11291
                                   18325              14793          14690
                                   21523              17723          18655
                                   21403              17408          18350
4/30/09                            13036               9964          10021






CLASS A SHARES(3)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL               SIX       ONE       FIVE     TEN
TOTAL RETURNS              MONTHS      YEAR     YEARS    YEARS
--------------------------------------------------------------
With sales charges         -5.39%    -42.27%    2.74%    2.72%
Excluding sales charges     0.11     -38.91     3.91     3.30




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                               MAINSTAY ICAP      MSCI EAFE(R)    MSCI EUROPE
                            INTERNATIONAL FUND        INDEX          INDEX
                            ------------------    ------------    -----------
4/30/99                            23625              25000          25000
                                   26448              28473          27495
                                   23696              23833          23817
                                   23321              20525          20907
                                   19487              17186          17736
                                   26979              24100          23861
                                   33467              27704          28228
                                   45812              36981          36725
                                   53807              44309          46638
                                   53507              43521          45875
4/30/09                            32688              24910          25052






CLASS C SHARES(3)--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------


AVERAGE ANNUAL               SIX       ONE       FIVE     TEN
TOTAL RETURNS              MONTHS      YEAR     YEARS    YEARS
--------------------------------------------------------------
With sales charges         -1.45%    -40.14%    3.07%    2.50%
Excluding sales charges    -0.46     -39.54     3.07     2.50




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                               MAINSTAY ICAP      MSCI EAFE(R)    MSCI EUROPE
                            INTERNATIONAL FUND        INDEX          INDEX
                            ------------------    ------------    -----------
4/30/99                            10000              10000          10000
                                   11111              11389          10998
                                    9880               9533           9527
                                    9652               8210           8363
                                    8005               6875           7094
                                   10999               9640           9545
                                   13542              11081          11291
                                   18399              14793          14690
                                   21437              17723          18655
                                   21165              17408          18350
4/30/09                            12795               9964          10021





1. Performance tables and graphs do not reflect any deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital gain distributions. The graphs assume an initial investment of $25,000 for Class A shares and $10,000 for all other classes and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares generally have a $25,000 minimum initial investment with no minimum subsequent purchase amount. For investors that, in the aggregate, have assets of $100,000 or more invested in any share classes of any of the MainStay Funds, the minimum initial investment is $15,000. Investor Class and Class A shares are sold with a maximum initial sales charge of 5.50% and an annual 12b-1 fee of 0.25%. Class C shares are sold with no initial sales charge, are subject to a contingent deferred sales charge ("CDSC") of 1.00% if redeemed within one year of purchase, and have an annual 12b-1 fee, of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors or individual investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have

THE FOOTNOTES ON THE NEXT TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.



52    MainStay ICAP International Fund

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------



AVERAGE ANNUAL      SIX       ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR     YEARS    YEARS
----------------------------------------------------
                   0.22%    -38.76%    4.19%    3.57%




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                              MAINSTAY ICAP      MSCI EAFE(R)    MSCI EUROPE
                           INTERNATIONAL FUND        INDEX          INDEX
                           ------------------    ------------    -----------
4/30/99                           10000              10000          10000
                                  11223              11389          10998
                                  10080               9533           9527
                                   9946               8210           8363
                                   8332               6875           7094
                                  11563               9640           9545
                                  14380              11081          11291
                                  19734              14793          14690
                                  23223              17723          18655
                                  23183              17408          18350
4/30/09                           14198               9964          10021






CLASS R1 SHARES(3)--NO SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL      SIX       ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR     YEARS    YEARS
----------------------------------------------------
                   0.18%    -38.84%    4.08%    3.46%




(PERFORMANCE GRAPH)

                              MAINSTAY ICAP      MSCI EAFE(R)    MSCI EUROPE
                           INTERNATIONAL FUND        INDEX          INDEX
                           ------------------    ------------    -----------
4/30/99                           10000              10000          10000
                                  11212              11389          10998
                                  10060               9533           9527
                                   9916               8210           8363
                                   8298               6875           7094
                                  11506               9640           9545
                                  14294              11081          11291
                                  19596              14793          14690
                                  23037              17723          18655
                                  22972              17408          18350
4/30/09                           14051               9964          10021






CLASS R2 SHARES(3)--NO SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL      SIX       ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR     YEARS    YEARS
----------------------------------------------------
                   0.06%    -38.97%    3.83%    3.21%




(PERFORMANCE GRAPH)

                              MAINSTAY ICAP      MSCI EAFE(R)    MSCI EUROPE
                           INTERNATIONAL FUND        INDEX          INDEX
                           ------------------    ------------    -----------
4/30/99                           10000              10000          10000
                                  11184              11389          10998
                                  10010               9533           9527
                                   9842               8210           8363
                                   8216               6875           7094
                                  11362               9640           9545
                                  14081              11081          11291
                                  19256              14793          14690
                                  22589              17723          18655
                                  22471              17408          18350
4/30/09                           13714               9964          10021





 no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of 0.25%. Class R1 and R2 shares are available only through corporate-sponsored retirement programs, which include certain program requirements. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of 0.50% and are available in certain individual retirement accounts or in certain retirement plans for service and distribution. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns would have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Directors. The Manager may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. Effective August 31, 2006 ICAP International Fund was renamed MainStay ICAP International Fund. At that time, the Fund's existing no-load shares were redesignated as Class I shares.
2. Performance figures for Investor Class shares, first offered April 29, 2008, include the historical performance of Class A shares through April 28, 2008, adjusted for differences in certain contractual expenses and fees.
3. Performance figures for Class A, C, R1, R2 and R3 shares, first offered August 31, 2006, include the historical performance of Class I shares through August 30, 2006, adjusted for differences in certain contractual expenses and fees for Class A, C, R1, R2 and R3 shares.

THE FOOTNOTES ON THE PRECEDING PAGE AND THE FOLLOWING PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                   mainstayinvestments.com    53

CLASS R3 SHARES(3)--NO SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL      SIX       ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR     YEARS    YEARS
----------------------------------------------------
                   -0.09%   -39.13%    3.56%    2.94%




(PERFORMANCE GRAPH)

                                        MSCI EAFE(R)    MSCI EUROPE
                             CLASS C        INDEX          INDEX
                             -------    ------------    -----------
4/30/99                     10000.00      10000.00        10000.00
                            11156.00      11389.00        10998.00
                             9960.00       9533.00         9527.00
                             9768.00       8210.00         8363.00
                             8134.00       6875.00         7094.00
                            11221.00       9640.00         9545.00
                            13871.00      11081.00        11291.00
                            18922.00      14793.00        14690.00
                            22134.00      17723.00        18655.00
                            21958.00      17408.00        18350.00
4/30/09                     13366.00       9964.00        10021.00







 BENCHMARK PERFORMANCE                                    SIX       ONE       FIVE     TEN
                                                        MONTHS      YEAR     YEARS    YEARS
-------------------------------------------------------------------------------------------
MSCI EAFE Index(4)                                      -2.64%    -42.76%     0.66%   -0.04%
MSCI Europe Index(5)                                    -4.56     -45.39      0.98     0.02
Average Lipper international large-cap value fund(6)    -3.69     -44.08     -0.04     1.52



4. The Morgan Stanley Capital International Europe, Australasia and Far East Index--the MSCI EAFE(R) Index--is an index of international stocks representing the developed world outside North America. Results assume reinvestment of all dividends and capital gains. The MSCI EAFE(R) Index is considered to be the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
5. The Morgan Stanley Capital International Europe Index--the MSCI Europe Index--is generally representative of the European market for large- to mid-capitalization stocks. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
6. The average Lipper international large-cap value fund is representative of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper's international large-cap floor. International large-cap value funds typically have a below-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital gain distributions reinvested.

THE FOOTNOTES ON THE PRECEDING TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.



54    MainStay ICAP International Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY ICAP INTERNATIONAL FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2008, to April 30, 2009, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2008, to April 30, 2009.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six-months ended April 30, 2009. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                            ENDING ACCOUNT
                                            ENDING ACCOUNT                   VALUE (BASED
                                             VALUE (BASED                   ON HYPOTHETICAL
                               BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                 VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                     11/1/08         4/30/09       PERIOD(1)         4/30/09        PERIOD(1)
INVESTOR CLASS SHARES          $1,000.00       $  999.00        $ 6.89         $1,017.90         $ 6.95
--------------------------------------------------------------------------------------------------------

CLASS A SHARES                 $1,000.00       $1,001.10        $ 5.21         $1,019.60         $ 5.26
--------------------------------------------------------------------------------------------------------

CLASS C SHARES                 $1,000.00       $  995.40        $10.59         $1,014.20         $10.69
--------------------------------------------------------------------------------------------------------

CLASS I SHARES                 $1,000.00       $1,002.20        $ 3.97         $1,020.80         $ 4.01
--------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                $1,000.00       $1,001.80        $ 4.47         $1,020.30         $ 4.51
--------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                $1,000.00       $1,000.60        $ 5.70         $1,019.10         $ 5.76
--------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                $1,000.00       $  999.10        $ 6.99         $1,017.80         $7.05
--------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.39% for Investor Class, 1.05% for Class A, 2.14% for Class C, 0.80% for Class I, 0.90% for Class R1, 1.15% for Class R2 and 1.41% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.





                                                   mainstayinvestments.com    55

SECTOR COMPOSITION AS OF APRIL 30, 2009




Industrials                           20.9%
Consumer Discretionary                16.8
Financials                            15.9
Health Care                            9.3
Energy                                 8.9
Utilities                              8.3
Information Technology                 7.2
Materials                              5.0
Telecommunication Services             4.3
Consumer Staples                       1.8
Short-Term Investment                  1.7
Liabilities in Excess of Cash and
  Other Assets                        -0.1
                                     -----
                                     100.0%
                                     =====



 See Portfolio of Investments on page 59 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2009 (EXCLUDING SHORT-TERM INVESTMENT)



    1.  Toyota Motor Corp., Sponsored ADR
    2.  Banco Santander S.A.
    3.  Credit Suisse Group A.G., Sponsored ADR
    4.  Allianz SE
    5.  Nokia OYJ, Sponsored ADR
    6.  Mitsubishi Corp.
    7.  BP PLC, Sponsored ADR
    8.  GDF Suez S.A.
    9.  Total S.A., Sponsored ADR
   10.  Akzo Nobel N.V.







56    MainStay ICAP International Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

QUESTIONS ANSWERED BY PORTFOLIO MANAGERS JERROLD K. SENSER, CFA, AND THOMAS R. WENZEL, CFA, OF INSTITUTIONAL CAPITAL LLC (ICAP), THE FUND'S SUBADVISOR.

HOW DID MAINSTAY ICAP INTERNATIONAL FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2009?

Excluding all sales charges, MainStay ICAP International Fund returned -0.10% for Investor Class shares, 0.11% for Class A shares and -0.46% for Class C shares for the six months ended April 30, 2009. Over the same period, the Fund's Class I shares returned 0.22%, Class R1 shares returned 0.18%, Class R2 shares returned 0.06% and Class R3 shares returned -0.09%. All share classes outperformed the -3.69% return of the average Lipper(1) international large-cap value fund and the -2.64% return of the MSCI EAFE(R) Index(2) for the six months ended April 30, 2009. The MSCI EAFE(R) Index is the Fund's broad-based securities-market index. See page 52 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE RELATIVE TO THE MSCI EAFE(R) INDEX DURING THE REPORTING PERIOD?

The Fund outperformed the MSCI EAFE(R) Index largely because of stock selections and favorable sector allocations in financials, consumer discretionary and consumer staples. These strong contributors more than offset weak contributors in the materials and industrials sectors.

WHICH FUND SECTORS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING PERIOD AND WHICH SECTORS DETRACTED THE MOST?

During the reporting period, the sector that made the strongest contribution to the Fund's performance relative to the MSCI EAFE(R) Index was financials, followed by consumer discretionary and consumer staples. The sectors that detracted the most from the Fund's relative performance were materials, industrials and information technology.

WHICH INDIVIDUAL STOCKS MADE THE GREATEST POSITIVE CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE DURING THE REPORTING PERIOD AND WHICH STOCKS DETRACTED?

On an absolute basis, the holdings that made the strongest positive contributions to the Fund's performance during the reporting period were financial services companies Allianz SE and Credit Suisse Group. Pay-television operator British Sky Broadcasting Group was also a strong contributor. At the end of April 2009, we maintained the Fund's holdings in Allianz SE and Credit Suisse Group, based on the companies' strong risk management, good liquidity and solid balance sheets. We felt that these companies could emerge from the current economic crisis stronger than several of their competitors. The Fund also continued to hold British Sky Broadcasting Group. We felt that with limited competition, this leading pay-TV operator in the U.K. offered a unique combination of growth and defensive characteristics for the current economic environment.

Major detractors from performance included East Japan Railway, one of the largest passenger railways in the world; Bayer, a diversified health care and chemical company; and GDF Suez, one of the world's largest utility companies.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

During a reporting period characterized by financial deleveraging and relatively weak economic activity, we believed that strong companies would get stronger. In our opinion, companies with strong balance sheets, good market positions and solid operating characteristics would have the greatest potential to increase their market share.

The Fund added Nokia, one of the world's largest suppliers of mobile phones, to the Fund's holdings during the reporting period. The investment reflected

----------
Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets. Investments in foreign companies in the form of depositary receipts such as ADRs, GDRs or EDRs may entail the special risks of international investing. The Fund may also invest in mid-cap stocks, which may be more volatile and less liquid than the securities of larger companies. The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or that they may even go down in value. The Fund will typically hold between 30 and 50 securities. As a result, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. The use of options and futures transactions involves risks and special considerations which include, among others, correlation risk and liquidity risk. Because of its trading strategies, it is anticipated that the Fund may exceed a portfolio turnover rate of 100%. Funds with high turnover rates often have higher transaction costs and may generate taxable short-term capital gains.

1. See footnote on page 54 for more information about Lipper Inc.
2. See footnote on page 54 for more information on the MSCI EAFE(R) Index.

                                                   mainstayinvestments.com    57
our belief that Nokia's scale and ability to deliver smart phones across various price points could help the company regain market share, something that most of Nokia's peers are unlikely to do. We also established a position in Mitsubishi, one of the largest general trading companies in Japan. The investment reflected our belief that Mitsubishi possessed undervalued pricing benefits in its key energy segment.

We eliminated the Fund's position in Japanese telecommunication services company NTT DoCoMo after it reached our price target. We also sold the Fund's position in U.K. brewer SABMiller after we determined that the stock's upside was limited and other investment candidates were more attractive.

WERE THERE ANY SIGNIFICANT CHANGES IN THE FUND'S SECTOR WEIGHTINGS DURING THE REPORTING PERIOD?

During the reporting period, the Fund increased its sector exposure in information technology from zero to overweight relative to the MSCI EAFE(R) Index. We also increased exposure to financials, but remained underweight in the sector. Although the Fund began the reporting period overweight in industrials, we increased the Fund's exposure even more.

Over the same period, we decreased the Fund's exposure to the health care sector, but remained overweight relative to the MSCI EAFE(R) Index in the sector. In telecommunication services, we moved from an overweight position to underweight relative to the Index. Although the Fund was underweight in consumer staples relative to the Index when the reporting period began, we further reduced the Fund's allocation to the sector.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of April 30, 2009, the Fund was overweight relative to the MSCI EAFE(R) Index in the industrials and consumer discretionary sectors because we felt that market conditions were beginning to favor a recovery. As of the same date, the Fund was underweight relative to the Index in financials and consumer staples.



----------
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


58    MainStay ICAP International Fund

PORTFOLIO OF INVESTMENTS APRIL 30, 2009 UNAUDITED



                                         SHARES           VALUE
COMMON STOCKS 98.4%+
---------------------------------------------------------------

CONSUMER DISCRETIONARY 16.8%
British Sky Broadcasting
  Group PLC                           2,285,350   $  16,275,584
Daimler A.G.                            449,050      16,003,494
InterContinental Hotels Group
  PLC                                   899,383       8,547,404
V  Toyota Motor Corp.,
  Sponsored ADR (a)                     359,350      28,446,146
WPP PLC                               1,784,250      12,203,367
                                                  -------------
                                                     81,475,995
                                                  -------------

CONSUMER STAPLES 1.8%
Pernod-Ricard S.A.                      149,410       8,811,504
                                                  -------------


ENERGY 8.9%
V  BP PLC, Sponsored ADR (a)            413,300      17,548,718
Saipem S.p.A.                           403,150       8,668,908
V  Total S.A., Sponsored ADR
  (a)                                   334,850      16,648,742
                                                  -------------
                                                     42,866,368
                                                  -------------

FINANCIALS 15.9%
V  Allianz SE                           211,750      19,428,465
V  Banco Santander S.A.               2,399,925      22,656,659
V  Credit Suisse Group A.G.,
  Sponsored ADR (a)                     581,750      22,269,390
Muenchener
  Rueckversicherungs-- Ge-
  sellschaft A.G. Registered             90,000      12,422,540
                                                  -------------
                                                     76,777,054
                                                  -------------

HEALTH CARE 9.3%
Bayer A.G.                              261,500      12,972,690
Novartis A.G., ADR (a)                  293,600      11,130,376
Roche Holding A.G.,
  Sponsored ADR (a)                     387,600      12,293,820
Shire PLC                               698,200       8,720,959
                                                  -------------
                                                     45,117,845
                                                  -------------

INDUSTRIALS 20.9%
BAE Systems PLC                       1,773,050       9,326,662
China Communications
  Construction Co., Ltd.
  Class H                             2,333,900       2,777,211
East Japan Railway Co.                  149,000       8,393,075
Guangshen Railway Co., Ltd.
  Class H                             6,460,100       2,895,328
Hutchison Whampoa, Ltd.               2,090,200      12,217,379
V  Mitsubishi Corp.                   1,145,700      17,610,110
Siemens A.G.                            226,750      15,220,277
Singapore Airlines, Ltd.                943,800       6,791,954
TNT N.V.                                630,221      11,609,567
Vallourec                               130,600      14,182,129
                                                  -------------
                                                    101,023,692
                                                  -------------

INFORMATION TECHNOLOGY 7.2%
ASML Holding N.V.                       436,100       8,863,338
Murata Manufacturing Co.,
  Ltd.                                  174,300       6,993,201
V  Nokia OYJ, Sponsored ADR
  (a)                                 1,327,200      18,766,608
                                                  -------------
                                                     34,623,147
                                                  -------------

MATERIALS 5.0%
V  Akzo Nobel N.V.                      395,900      16,628,259
Barrick Gold Corp.                      268,900       7,824,990
                                                  -------------
                                                     24,453,249
                                                  -------------

TELECOMMUNICATION SERVICES 4.3%
BCE, Inc.                               307,450       6,579,430
Vodafone Group PLC, ADR (a)             771,950      14,165,282
                                                  -------------
                                                     20,744,712
                                                  -------------

UTILITIES 8.3%
Energias de Portugal S.A.             4,528,250      16,519,565
V  GDF Suez S.A.                        474,523      17,067,082
Suez Environnement S.A. (b)             424,650       6,470,179
                                                  -------------
                                                     40,056,826
                                                  -------------
Total Common Stocks
  (Cost $580,743,607)                               475,950,392
                                                  -------------




                                      PRINCIPAL
                                         AMOUNT
SHORT-TERM INVESTMENT 1.7%
---------------------------------------------------------------

REPURCHASE AGREEMENT 1.7%
State Street Bank and Trust
  Co.
  0.05%, dated 4/30/09
  due 5/1/09
  Proceeds at Maturity
  $7,969,064 (Collateralized
  by a United States Treasury
  Bill with a zero coupon
  rate and a maturity date of
  5/07/09, with a Principal
  Amount of $8,130,000 and a
  Market Value of $8,130,000)        $7,969,053       7,969,053
                                                  -------------

Total Short-Term Investment
  (Cost $7,969,052)                                   7,969,053
                                                  -------------
Total Investments
  (Cost $588,712,659) (c)                 100.1%    483,919,445
Liabilities in Excess of
  Cash and Other Assets                    (0.1)       (260,050)
                                          -----    ------------
Net Assets                                100.0%  $ 483,659,395
                                          =====    ============






 + Percentages indicated are based on Fund net assets.
 V Among the Fund's 10 largest holdings, as of April 30, 2009, excluding short-term investment. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              59

++   Less than one-tenth of a percent.
(a)  ADR--American Depositary Receipt.
(b)  Non-income producing security.
(c)  At April 30, 2009, cost is $605,051,790
     for federal income tax purposes and net
     unrealized depreciation is as follows:




Gross unrealized appreciation      $  11,732,325
Gross unrealized depreciation       (132,864,670)
                                   -------------
Net unrealized depreciation        $(121,132,345)
                                   =============





The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's assets carried at fair value:

                                   INVESTMENTS IN
 VALUATION INPUTS                      SECURITIES
Level 1--Quoted Prices               $155,673,502
Level 2--Other Significant
  Observable Inputs                   328,245,943
Level 3--Significant Unobservable
  Inputs                                       --
                                     ------------
Total                                $483,919,445
                                     ============




The Fund did not hold other financial instruments as of April 30, 2009.

At April 30, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).


The table below sets forth the diversification of the ICAP International Fund Portfolio investments by country.

COUNTRY COMPOSITION


                                       VALUE    PERCENT(+)
Canada                          $ 14,404,420           3.0%
China                              5,672,539           1.2
Finland                           18,766,608           3.9
France                            63,179,636          13.1
Germany                           76,047,466          15.8
Hong Kong                         12,217,379           2.5
Italy                              8,668,908           1.8
Japan                             61,442,532          12.8
Netherlands                       37,101,164           7.6
Portugal                          16,519,565           3.4
Singapore                          6,791,954           1.4
Spain                             22,656,659           4.7
Switzerland                       45,693,586           9.4
United Kingdom                    86,787,976          17.8
United States                      7,969,053           1.7
                                ------------         -----
                                 483,919,445         100.1
Liabilities in Excess of
  Cash and Other Assets             (260,050)         (0.1)
                                ------------         -----
Net Assets                      $483,659,395         100.0%
                                ============         =====





+    Percentages indicated are based on Fund
     net assets.





60    MainStay ICAP International Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2009 UNAUDITED


ASSETS:
Investment in securities, at value
  (identified cost $588,712,659)     $ 483,919,445
Cash denominated in foreign
  currencies (identified cost
  $723,045)                                721,953
Receivables:
  Dividends and interest                 2,591,995
  Investment securities sold             1,180,490
  Fund shares sold                         667,995
Other assets                                90,138
                                     -------------
     Total assets                      489,172,016
                                     -------------
LIABILITIES:
Payables:
  Investment securities purchased        4,478,606
  Fund shares redeemed                     427,231
  Transfer agent (See Note 3)              219,040
  Custodian                                182,785
  Manager (See Note 3)                     150,228
  NYLIFE Distributors (See Note 3)          31,233
  Professional fees                         19,623
  Directors                                  3,492
Accrued expenses                               383
                                     -------------
     Total liabilities                   5,512,621
                                     -------------
Net assets                           $ 483,659,395
                                     =============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01
  per share) 175 million shares
  authorized                         $     220,581
Additional paid-in capital             808,311,328
                                     -------------
                                       808,531,909
Accumulated undistributed net
  investment income                      6,432,922
Accumulated net realized loss on
  investments and foreign currency
  transactions                        (226,514,316)
Net unrealized depreciation on
  investments                         (104,793,214)
Net unrealized appreciation on
  translation of other assets and
  liabilities in foreign currencies          2,094
                                     -------------
Net assets                           $ 483,659,395
                                     =============
INVESTOR CLASS
Net assets applicable to
  outstanding shares                 $   9,016,411
                                     =============
Shares of capital stock outstanding        412,031
                                     =============
Net asset value per share
  outstanding                        $       21.88
Maximum sales charge (5.50% of
  offering price)                             1.27
                                     -------------
Maximum offering price per share
  outstanding                        $       23.15
                                     =============
CLASS A
Net assets applicable to
  outstanding shares                 $  70,199,495
                                     =============
Shares of capital stock outstanding      3,206,164
                                     =============
Net asset value per share
  outstanding                        $       21.90
Maximum sales charge (5.50% of
  offering price)                             1.27
                                     -------------
Maximum offering price per share
  outstanding                        $       23.17
                                     =============
CLASS C
Net assets applicable to
  outstanding shares                 $  15,860,850
                                     =============
Shares of capital stock outstanding        729,569
                                     =============
Net asset value and offering price
  per share outstanding              $       21.74
                                     =============
CLASS I
Net assets applicable to
  outstanding shares                 $ 373,502,661
                                     =============
Shares of capital stock outstanding     17,021,111
                                     =============
Net asset value and offering price
  per share outstanding              $       21.94
                                     =============
CLASS R1
Net assets applicable to
  outstanding shares                 $     554,253
                                     =============
Shares of capital stock outstanding         25,285
                                     =============
Net asset value and offering price
  per share outstanding              $       21.92
                                     =============
CLASS R2
Net assets applicable to
  outstanding shares                 $  11,931,175
                                     =============
Shares of capital stock outstanding        545,110
                                     =============
Net asset value and offering price
  per share outstanding              $       21.89
                                     =============
CLASS R3
Net assets applicable to
  outstanding shares                 $   2,594,550
                                     =============
Shares of capital stock outstanding        118,879
                                     =============
Net asset value and offering price
  per share outstanding              $       21.83
                                     =============





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              61

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2009 UNAUDITED


INVESTMENT INCOME:
INCOME:
  Dividends (a)                      $   8,528,676
  Interest                                  22,182
                                     -------------
     Total income                        8,550,858
                                     -------------
EXPENSES:
  Manager (See Note 3)                   1,865,748
  Transfer agent--Investor Class
     (See Note 3)                           21,050
  Transfer agent--Class A (See Note
     3)                                     65,829
  Transfer agent--Class C (See Note
     3)                                     44,541
  Transfer agent--Classes I, R1, R2
     and R3
     (See Note 3)                          350,660
  Custodian                                159,756
  Distribution/Service--Investor
     Class (See Note 3)                      9,970
  Distribution/Service--Class A
     (See Note 3)                           87,406
  Service--Class C (See Note 3)             21,002
  Distribution/Service--Class R2
     (See Note 3)                           11,203
  Distribution/Service--Class R3
     (See Note 3)                            1,933
  Professional fees                         65,193
  Distribution--Class C (See Note
     3)                                     63,006
  Distribution--Class R3 (See Note
     3)                                      1,933
  Shareholder communication                 56,042
  Registration                              52,889
  Directors                                 12,903
  Shareholder service--Class R1
     (See Note 3)                              193
  Shareholder service--Class R2
     (See Note 3)                            4,481
  Shareholder service--Class R3
     (See Note 3)                              773
  Miscellaneous                             26,440
                                     -------------
     Total expenses before waiver        2,922,951
  Expense waiver from Manager (See
     Note 3)                              (813,040)
                                     -------------
     Net expenses                        2,109,911
                                     -------------
Net investment income                    6,440,947
                                     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on:
  Security transactions              $(129,044,767)
  Foreign currency transactions           (117,845)
                                     -------------
Net realized loss on investments
  and foreign currency transactions   (129,162,612)
                                     -------------
Net change in unrealized
  depreciation on:
  Security transactions                121,209,102
  Translation of other assets and
     liabilities in foreign
     currencies                            103,054
                                     -------------
Net change in unrealized
  depreciation on investments and
  foreign currency transactions        121,312,156
                                     -------------
Net realized and unrealized loss on
  investments and foreign currency
  transactions                          (7,850,456)
                                     -------------
Net decrease in net assets
  resulting from operations          $  (1,409,509)
                                     =============




(a) Dividends recorded net of foreign withholding taxes in the amount of $1,278,093.



62    MainStay ICAP International Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2009 UNAUDITED, THE PERIOD ENDED JANUARY 1 THROUGH OCTOBER 31, 2008(A) AND THE YEAR ENDED DECEMBER 31, 2007


                                 2009           2008           2007
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment
  income                $   6,440,947  $  19,975,490  $  13,442,333
 Net realized gain
  (loss) on
  investments and
  foreign currency
  transactions           (129,162,612)   (96,267,873)    96,442,065
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments and
  foreign currency
  transactions            121,312,156   (283,126,459)   (38,376,075)
                        -------------------------------------------
 Net increase
  (decrease) in net
  assets resulting
  from operations          (1,409,509)  (359,418,842)    71,508,323
                        -------------------------------------------

Dividends and distributions to
 shareholders:
 From net investment income:
    Investor Class           (107,297)      (218,406)            --
    Class A                (1,064,083)    (1,769,486)    (1,266,855)
    Class C                  (151,278)      (412,042)      (220,909)
    Class I                (6,009,950)   (12,036,584)   (12,213,821)
    Class R1                   (4,335)        (5,334)        (2,330)
    Class R2                 (130,093)      (204,865)      (158,306)
    Class R3                  (15,744)       (17,094)          (916)
                        -------------------------------------------
                           (7,482,780)   (14,663,811)   (13,863,137)
                        -------------------------------------------
 From net realized gain on
  investments:
    Class A                        --             --    (12,490,913)
    Class C                        --             --     (3,334,810)
    Class I                        --             --    (77,807,767)
    Class R1                       --             --        (43,677)
    Class R2                       --             --     (1,318,733)
    Class R3                       --             --        (29,976)
                        -------------------------------------------
                                   --             --    (95,025,876)
                        -------------------------------------------
 Total dividends and
     distributions to
     shareholders          (7,482,780)   (14,663,811)  (108,889,013)
                        -------------------------------------------

Capital share transactions:
 Net proceeds from
  sale of shares           84,006,503    256,084,639    456,306,599
 Net asset value of
  shares issued to
  shareholders in
  reinvestment of
  dividends and
  distributions             6,793,487     13,500,997    101,569,005
 Cost of shares
  redeemed (b)            (99,874,570)  (315,133,476)  (198,271,015)
                        -------------------------------------------
    Increase
     (decrease) in net
     assets derived
     from capital
     share
     transactions          (9,074,580)   (45,547,840)   359,604,589
                        -------------------------------------------
    Net increase
     (decrease) in net
     assets               (17,966,869)  (419,630,493)   322,223,899

NET ASSETS:
Beginning of period       501,626,264    921,256,757    599,032,858
                        -------------------------------------------
End of period           $ 483,659,395  $ 501,626,264  $ 921,256,757
                        ===========================================
Accumulated
 undistributed net
 investment income at
 end of period          $   6,432,922  $   7,474,755  $          --
                        ===========================================



(a) The Fund changed its fiscal year end from December 31 to October 31.

(b) Cost of shares redeemed net of redemption fees of $37,835 for the six-month period ended April 30, 2009, $15,121 for the period ended October 31, 2008 and $47,040 for the year ended December 31, 2007 (See Note 2(M)).



The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              63

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                    INVESTOR CLASS
                            -----------------------------
                                               APRIL 29,
                            SIX MONTHS           2008**
                               ENDED            THROUGH
                             APRIL 30,        OCTOBER 31,

                            -----------------------------
                               2009*              2008
Net asset value at
  beginning of period         $22.19            $ 36.83
                              ------            -------
Net investment income           0.24 (a)           0.47 (a)
Net realized and
  unrealized gain (loss)
  on investments               (0.27)            (14.56)
Net realized and
  unrealized loss on
  foreign currency
  transactions                 (0.00)++           (0.01)
                              ------            -------
Total from investment
  operations                   (0.03)            (14.10)
                              ------            -------
Less dividends and
  distributions:
  From net investment
     income                    (0.28)             (0.54)
  From net realized gain
     on investments               --                 --
                              ------            -------
Total dividend and
  distributions                (0.28)             (0.54)
                              ------            -------
Redemption fee                  0.00 ++(a)         0.00 ++(a)
                              ------            -------
Net asset value at end of
  period                      $21.88            $ 22.19
                              ======            =======
Total investment return
  (b)                          (0.10%)(c)        (38.80%)(c)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income         2.37% ++           2.96% ++
  Net expenses                  1.39% ++           1.24% ++
  Expenses (before
     waiver/reimbursement)      1.74% ++           1.49% ++
Portfolio turnover rate           46%                79%
Net assets at end of
  period (in 000's)           $9,016            $ 8,674




                                                     CLASS C
                            ---------------------------------------------------------
                                           JANUARY 1,                    SEPTEMBER 1,
                            SIX MONTHS        2008                          2006**
                               ENDED        THROUGH       YEAR ENDED        THROUGH
                             APRIL 30,    OCTOBER 31,    DECEMBER 31,    DECEMBER 31,

                            ---------------------------------------------------------
                               2009*        2008***          2007            2006
Net asset value at
  beginning of period         $ 22.02       $ 38.04         $ 39.03         $37.00
                              -------       -------         -------         ------
Net investment income
  (loss)                         0.15 (a)      0.54 (a)        0.25 (a)      (0.09) (a)
Net realized and
  unrealized gain (loss)
  on investments                (0.26)       (16.12)           3.66           3.56
Net realized and
  unrealized loss on
  foreign currency
  transactions                  (0.00)++      (0.01)             --             --
                              -------       -------         -------         ------
Total from investment
  operations                    (0.11)       (15.59)           3.91           3.47
                              -------       -------         -------         ------
Less dividends and
  distributions:
  From net investment
     income                     (0.17)        (0.43)          (0.48)         (0.74)
  From net realized gain
     on investments                --            --           (4.42)         (0.70)
                              -------       -------         -------         ------
Total dividends and
  distributions                 (0.17)        (0.43)          (4.90)         (1.44)
                              -------       -------         -------         ------
Redemption fee                   0.00 ++(a)    0.00 ++(a)      0.00 ++(a)     0.00 ++(a)
                              -------       -------         -------         ------
Net asset value at end of
  period                      $ 21.74       $ 22.02         $ 38.04         $39.03
                              =======       =======         =======         ======
Total investment return
  (b)                           (0.46%)(c)   (41.39%)(c)      10.35%          9.44%(c)(d)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income
     (loss)                      1.43% ++      1.98% ++        0.60%         (0.69%)++
  Net expenses                   2.14% ++      1.96% ++        1.90%          1.90% ++
  Expenses (before
     waiver/reimbursement)       2.49% ++      2.17% ++        2.08%          2.22% ++(d)
Portfolio turnover rate            46%           79%            109%           155%
Net assets at end of
  period (in 000's)           $15,861       $19,586         $32,652         $7,266




*    Unaudited.
**   Commencement of operations.
***  The Fund changed its fiscal year end from December 31 to October 31.
++   Annualized.
++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1, Class R2 and
     Class R3 shares are not subject to sales charges.
(c)  Total return is not annualized.
(d)  Includes nonrecurring reimbursements from affiliates for IRS interest charge.
     If these nonrecurring reimbursements had not been made, the total return would have been 9.71%, 9.41%, 24.23%, 9.76%, 9.69% and 9.58% for Class A, Class C,
     Class I, Class R1, Class R2 and Class R3 shares, respectively, for the period ending December 31, 2006.
(e)  The redemption fees have been reclassified from net realized and unrealized gain on investments to a separate line, "redemption fee", to conform to the current year presentation.





64    MainStay ICAP International Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                               CLASS A
      ---------------------------------------------------------
                     JANUARY 1,                    SEPTEMBER 1,
      SIX MONTHS        2008                          2006**
         ENDED        THROUGH       YEAR ENDED        THROUGH
       APRIL 30,    OCTOBER 31,    DECEMBER 31,    DECEMBER 31,

      ---------------------------------------------------------
         2009*        2008***          2007            2006
        $ 22.19       $ 38.22        $  39.09         $ 37.00
        -------       -------        --------         -------
           0.26 (a)      0.77 (a)        0.57 (a)        0.00 ++(a)
          (0.24)       (16.22)           3.67            3.58

          (0.00)++      (0.01)             --              --
        -------       -------        --------         -------
           0.02        (15.46)           4.24            3.58
        -------       -------        --------         -------

          (0.31)        (0.57)          (0.69)          (0.79)
             --            --           (4.42)          (0.70)
        -------       -------        --------         -------
          (0.31)        (0.57)          (5.11)          (1.49)
        -------       -------        --------         -------
           0.00 ++(a)    0.00 ++(a)      0.00 ++(a)      0.00 ++(a)
        -------       -------        --------         -------
        $ 21.90       $ 22.19        $  38.22         $ 39.09
        =======       =======        ========         =======
           0.11%(c)    (40.97%)(c)      11.20%           9.74%(c)(d)

           2.58%++       2.78% ++        1.36%           0.04%++
           1.05%++       1.10% ++        1.15%           1.15%++
           1.40%++       1.31% ++        1.33%           1.47%++(d)
             46%           79%            109%            155%
        $70,199       $73,122        $121,098         $20,516




                                                Class I
------------------------------------------------------------------------------------------------------
                     January 1,
      Six months        2008
         ended        through
       April 30,    October 31,                            Year ended December 31,

      ------------------------------------------------------------------------------------------------
         2009*        2008***           2007           2006         2005           2004          2003

       $  22.25       $  38.26        $  39.10       $  32.89     $  30.18       $ 24.20       $ 17.45
       --------       --------        --------       --------     --------       -------       -------
           0.29 (a)       0.87 (a)        0.78 (a)       0.77 (a)     0.55          0.30          0.39
          (0.26)        (16.26)           3.59           7.16         5.20 (e)      6.16 (e)      6.72 (e)

          (0.00)         (0.01)             --             --           --            --            --
       --------       --------        --------       --------     --------       -------       -------
           0.03         (15.40)           4.37           7.93         5.75          6.46          7.11
       --------       --------        --------       --------     --------       -------       -------

          (0.34)         (0.61)          (0.79)         (1.03)       (0.54)        (0.30)        (0.41)
             --             --           (4.42)         (0.70)       (2.50)        (0.18)           --
       --------       --------        --------       --------     --------       -------       -------
          (0.34)         (0.61)          (5.21)         (1.73)       (3.04)        (0.48)        (0.41)
       --------       --------        --------       --------     --------       -------       -------
           0.00 ++(a)     0.00 ++(a)      0.00 ++(a)     0.01(a)      0.00 ++(e)    0.00 ++(e)    0.05 (e)
       --------       --------        --------       --------     --------       -------       -------
       $  21.94       $  22.25        $  38.26       $  39.10     $  32.89       $ 30.18       $ 24.20
       ========       ========        ========       ========     ========       =======       =======
           0.22%(c)     (40.81%)(c)      11.52%         24.30%(d)    19.15%        26.87%        41.85%

           2.87%++        3.12% ++        1.86%          2.09%        2.05%         1.23%         1.89%
           0.80%++        0.80% ++        0.80%          0.80%        0.80%         0.80%         0.80%
           1.15%++        1.01% ++        0.98%          1.01%(d)     1.12%         1.20%         1.57%
             46%            79%            109%           155%         139%          122%          218%
       $373,503       $389,517        $753,984       $568,662     $179,787       $94,158       $45,715




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              65

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                     CLASS R1
                            ---------------------------------------------------------
                                           JANUARY 1,                    SEPTEMBER 1,
                            SIX MONTHS        2008                          2006**
                               ENDED        THROUGH       YEAR ENDED        THROUGH
                             APRIL 30,    OCTOBER 31,    DECEMBER 31,    DECEMBER 31,

                            ---------------------------------------------------------
                               2009*        2008***          2007            2006
Net asset value at
  beginning of period         $22.22        $ 38.23         $39.08          $37.00
                              ------        -------         ------          ------
Net investment income
  (loss)                        0.30 (a)       0.82 (a)       0.47 (a)        0.13 (a)
Net realized and
  unrealized gain (loss)
  on investments               (0.28)        (16.22)          3.86            3.46
Net realized and
  unrealized loss on
  foreign currency
  transactions                 (0.00)++       (0.01)            --              --
                              ------        -------         ------          ------
Total from investment
  operations                    0.02         (15.41)          4.33            3.59
                              ------        -------         ------          ------
Less dividends and
  distributions:
  From net investment
     income                    (0.32)         (0.60)         (0.76)          (0.81)
  From net realized gain
     on investments               --             --          (4.42)          (0.70)
                              ------        -------         ------          ------
Total dividends and
  distributions                (0.32)         (0.60)         (5.18)          (1.51)
                              ------        -------         ------          ------
Redemption fee                  0.00 ++(a)     0.00 ++(a)     0.00 ++(a)      0.00 ++(a)
                              ------        -------         ------          ------
Net asset value at end of
  period                      $21.92        $ 22.22         $38.23          $39.08
                              ======        =======         ======          ======
Total investment return
  (b)                           0.18%(c)     (40.89%)(c)     11.41%           9.78%(c)(d)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income
     (loss)                     2.99%++        2.95% ++       1.12%           1.04%++
  Net expenses                  0.90%++        0.90% ++       0.90%           0.90%++
  Expenses (before
     waiver/reimbursement)      1.25%++        1.11% ++       1.08%           1.22%++(d)
Portfolio turnover rate           46%            79%           109%            155%
Net assets at end of
  period (in 000's)           $  554        $   170         $  418          $   27




                                                     CLASS R3
                            ---------------------------------------------------------
                                           JANUARY 1,                    SEPTEMBER 1,
                            SIX MONTHS        2008                          2006**
                               ENDED        THROUGH       YEAR ENDED        THROUGH
                             APRIL 30,    OCTOBER 31,    DECEMBER 31,    DECEMBER 31,

                            ---------------------------------------------------------
                               2009*        2008***          2007            2006
Net asset value at
  beginning of period         $22.13        $ 38.13         $39.06          $37.00
                              ------        -------         ------          ------
Net investment income           0.30 (a)       0.75 (a)       0.21 (a)        0.07 (a)
Net realized and
  unrealized gain (loss)
  on investments               (0.33)        (16.24)          3.89            3.45
Net realized and
  unrealized loss on
  foreign currency
  transactions                 (0.00)++       (0.01)            --              --
                              ------        -------         ------          ------
Total from investment
  operations                   (0.03)        (15.50)          4.10            3.52
                              ------        -------         ------          ------
Less dividends and
  distributions:
  From net investment
     income                    (0.27)         (0.50)         (0.61)          (0.76)
  From net realized gain
     on investments               --             --          (4.42)          (0.70)
                              ------        -------         ------          ------
Total dividends and
  distributions                (0.27)         (0.50)         (5.03)          (1.46)
                              ------        -------         ------          ------
Redemption fee                  0.00 ++(a)     0.00 ++(a)     0.00 ++(a)        --
                              ------        -------         ------          ------
Net asset value at end of
  period                      $21.83        $ 22.13         $38.13          $39.06
                              ======        =======         ======          ======
Total investment return
  (b)                          (0.09%)(c)    (41.11%)(c)     10.82%           9.60%(c)(d)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income         2.92% ++       2.77% ++       0.49%           0.55%++
  Net expenses                  1.41% ++       1.40% ++       1.40%           1.40%++
  Expenses (before
     waiver/reimbursement)      1.76% ++       1.62% ++       1.58%           1.72%++(d)
Portfolio turnover rate           46%            79%           109%            155%
Net assets at end of
  period (in 000's)           $2,595        $ 1,112         $  289          $   27




*    Unaudited.
**   Commencement of operations.
***  The Fund changed its fiscal year end from December 31 to October 31.
++   Annualized.
++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1, Class R2 and
     Class R3 shares are not subject to sales charges.
(c)  Total return is not annualized.
(d)  Includes nonrecurring reimbursements from affiliates for IRS interest charge.
     If these nonrecurring reimbursements had not been made, the total return would have been 9.71%, 9.41%, 24.23%, 9.76%, 9.69% and 9.58% for Class A, Class C,
     Class I, Class R1, Class R2 and Class R3 shares, respectively, for the period ending December 31, 2006.
(e)  The redemption fees have been reclassified from net realized and unrealized gain on investments to a separate line, "redemption fee", to conform to the current year presentation.





66    MainStay ICAP International Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                               CLASS R2
      ---------------------------------------------------------
                     JANUARY 1,                    SEPTEMBER 1,
      SIX MONTHS        2008                          2006**
         ENDED        THROUGH       YEAR ENDED        THROUGH
       APRIL 30,    OCTOBER 31,    DECEMBER 31,    DECEMBER 31,

      ---------------------------------------------------------
         2009*        2008***          2007            2006
        $ 22.18       $ 38.20         $ 39.08         $37.00
        -------       -------         -------         ------
           0.28 (a)      0.74 (a)        0.35 (a)      (0.03)(a)
          (0.27)       (16.20)           3.88           3.61

          (0.00)++      (0.01)             --             --
        -------       -------         -------         ------
           0.01        (15.47)           4.23           3.58
        -------       -------         -------         ------

          (0.30)        (0.55)          (0.69)         (0.80)
             --            --           (4.42)         (0.70)
        -------       -------         -------         ------
          (0.30)        (0.55)          (5.11)         (1.50)
        -------       -------         -------         ------
           0.00 ++(a)    0.00 ++(a)      0.00 ++(a)     0.00++(a)
        -------       -------         -------         ------
        $ 21.89       $ 22.18         $ 38.20         $39.08
        =======       =======         =======         ======
           0.06%(c)    (41.00%)(c)      11.16%          9.72% (c)(d)

           2.76%++       2.72% ++        0.83%         (0.20%)++
           1.15%++       1.15% ++        1.15%          1.15% ++
           1.50%++       1.36% ++        1.33%          1.47% ++(d)
             46%           79%            109%           155%
        $11,931       $ 9,445         $12,816         $2,533




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              67

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

ICAP Funds, Inc. ("the Company"), was incorporated in the State of Maryland on November 1, 1994. The Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and offers four separate series (collectively, the "Funds" and each individually, a "Fund"). The Funds are diversified funds.

The Funds commenced operations on the dates indicated below:

 COMMENCEMENT OF
 OPERATIONS          FUNDS
April 30, 2008       MainStay ICAP Global Fund
--------------------------------------------------
December 31, 1997    MainStay ICAP Select Equity
                     Fund
                     MainStay ICAP International
                     Fund
--------------------------------------------------
December 31, 1994    MainStay ICAP Equity Fund
--------------------------------------------------



Currently, each Fund except the MainStay ICAP Global Fund offers seven classes of shares: Investor Class, Class A, Class C, Class I, Class R1, Class R2 and Class R3 shares. The MainStay ICAP Global Fund offers four classes of shares:
Investor Class, Class A, Class C and Class I. With the exception of the MainStay ICAP Global Fund, each of these share classes, other than Investor Class and Class I shares, commenced operations on August 31, 2006. Class I shares commenced operations (under a former designation) on December 31, 1994, for MainStay ICAP Equity Fund and on December 31, 1997, for MainStay ICAP Select Equity Fund and MainStay ICAP International Fund. Investor Class shares commenced operations on April 29, 2008, for MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay ICAP International Fund. All share classes of the MainStay ICAP Global Fund commenced operations on April 30, 2008. Effective July 1, 2008, the MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay ICAP International Fund changed their fiscal year ends and tax year ends from December 31 to October 31. The fiscal year end of the MainStay ICAP Global Fund has been October 31 since its inception.

Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class C shares are offered without an initial sales charge, although a 1.00% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I, Class R1, Class R2 and Class R3 shares are offered at net asset value without imposition of a front-end sales charge or a contingent deferred sales charge. Depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. Each class of shares has the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and bear the same conditions, except that the classes are subject to different distribution and/or service fee rates. Investor Class, Class A, Class C, Class R2 and Class R3 shares each bear distribution and/or service fee payments under distribution and service plans pursuant to Rule 12b-1 under the 1940 Act. Class R1, Class R2 and Class R3 shares are authorized to pay a shareholder service fee to New York Life Investment Management LLC, its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R1, Class R2 and Class R3 shares.

The investment objective for each of the Funds is as follows:

The MAINSTAY ICAP EQUITY FUND seeks a superior total return with only a moderate degree of risk.

The MAINSTAY ICAP SELECT EQUITY FUND seeks a superior total return.

The MAINSTAY ICAP GLOBAL FUND seeks a superior total return.

The MAINSTAY ICAP INTERNATIONAL FUND seeks a superior total return with income as a secondary objective.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Funds prepare their financial statements in accordance with accounting principles generally accepted in the United States of America and follow the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Investments in other mutual funds are valued at their NAVs as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount


68    MainStay ICAP Funds
due at maturity and cost. Investments in money market funds are valued daily at their NAV.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds principally trade, and the time at which the Funds' NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, as defined in Note 3(A), conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds' Board of Directors, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Funds' policies and procedures.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds' Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager, as defined in Note 3(A), reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2009, the Funds did not hold securities that were valued in such a manner.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective for the fiscal period beginning January 1, 2008. (See Note 1.) In accordance with SFAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of April 30, 2009, for each Fund's investments is included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the six-month period ended April 30, 2009, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.


                                                   mainstayinvestments.com    69

(B) FEDERAL INCOME TAXES. The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Investment income received by a Fund from foreign sources may be subject to foreign income taxes. These foreign income taxes are generally withheld at the source.

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes," ("FIN 48") an interpretation of FASB Statement No. 109 (the "Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds have not recorded any tax liabilities pursuant to FIN
48. Each of the Funds' tax returns for the prior three years remains subject to examination by the Internal Revenue Service and state tax authorities. The Manager, as defined in Note 3(A), determined that the adoption of the Interpretation did not have an impact on the Funds' financial statements upon adoption. The Manager continually reviews the Funds' tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, ongoing analyses of tax laws and regulations and interpretations thereof.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly for the MainStay ICAP Equity Fund and MainStay ICAP Select Equity Fund, to the extent that income is available. For the MainStay ICAP Global Fund and MainStay ICAP International Fund, income dividends are normally paid less frequently, typically on a semi-annual or annual basis. Distributions from net realized capital gains, if any, are declared and paid annually. All dividends and distributions are reinvested in shares of the respective Fund, at NAV, unless the shareholder elects otherwise. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than short-term securities, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Funds are allocated to separate classes of shares pro rate based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Company are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net asset value on the date the expenses are incurred. The expenses borne by each Fund, including those of related parties to the Funds, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) RECLASSIFICATION. Certain prior year amounts have been reclassified to conform with the current year presentation.

(H) REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements to earn income. The Funds may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor, if any, to be creditworthy, pursuant to guidelines established by the Funds' Board of Directors. Repurchase agreements are considered under the Investment Company Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Funds invest in repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.



70    MainStay ICAP Funds

(I) FOREIGN CURRENCY TRANSACTIONS. The books and records of the Funds are kept in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

(i) market value of investment securities, other assets and liabilities--at the valuation date, and

(ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Funds' books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses. (See Note 5.)

(J) SECURITIES LENDING. In order to realize additional income, the Funds may engage in securities lending, subject to the limitations set forth in the Investment Company Act of 1940. In the event the Funds do engage in securities lending, the Funds will lend through their custodian, State Street Bank and Trust Company ("State Street"). State Street manages the Funds' cash collateral in accordance with the Lending Agreement between the Funds and State Street, and indemnifies the Funds' portfolios against counterparty risk. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Funds may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Funds may also record realized gain or loss on securities deemed sold due to borrower's inability to return securities on loan. The Funds receive compensation for lending their securities in the form of fees or their retains a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Funds.

In light of current market conditions, the Funds' Board of Directors and New York Life Investments, as defined in Note 3(A), have determined that it is in the best interest of the Funds to temporarily stop lending portfolio securities, and to recall all outstanding loans. As a result, on September 18, 2008, the Funds temporarily suspended their participation in the securities lending program and initiated a recall of all securities out on loan. All loaned securities have since been recalled. The Funds and New York Life Investments reserve the right to reinstitute lending when deemed appropriate.

(K) REDEMPTION FEE. The MainStay ICAP Global Fund and MainStay ICAP International Fund impose a 2.00% redemption fee on redemptions (including exchanges) of Fund shares made within 60 days of their date of purchase for any class. The redemption fee is designed to offset brokerage commissions and other costs associated with short-term trading and is not assessed on the shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fees are included in the Statement of Changes in Net Assets and are retained by these Funds.

(L) CONCENTRATION OF RISK. The Funds may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets.

(M) OFFERING COSTS. Costs incurred by the MainStay ICAP Global Fund in connection with the commencement of the MainStay ICAP Global Fund's operations were amortized on a straight line basis over the first twelve months of the MainStay ICAP Global Fund's operations.

(N) INDEMNIFICATIONS. Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Company. Additionally, in the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.


                                                   mainstayinvestments.com    71

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Funds' Manager. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Funds. The Manager also pays the salaries and expenses of all personnel affiliated with the Funds and all the operational expenses that are not the responsibility of the Funds. Institutional Capital LLC ("ICAP" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to the Funds and is responsible for the day-to-day portfolio management of the Funds. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

Each Fund is contractually obligated to pay the Manager a monthly fee for the services performed and facilities furnished at an annual rate of 0.80% of the average daily net assets of that Fund.

Effective August 1, 2008, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the MainStay ICAP Equity Fund's management fee or reimburse the expenses of the appropriate class of the MainStay ICAP Equity Fund so that the total ordinary operating expenses of a class (total ordinary operating expenses excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and the fees and expenses of any other funds in which the Fund invest) do not exceed the following percentages of average daily net assets: Investor Class, 1.19%; Class A, 1.19%; Class C, 1.94%; Class I, 0.80%; Class R1, 0.90%; Class
R2, 1.15%; and Class R3, 1.40%. This expense cap agreement cannot be modified or terminated before May 1, 2009. After May 1, 2009, this expense limitation agreement may be modified or terminated only with the approval of the Board of Directors. New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Funds pursuant to the agreement if such action does not cause the Funds to exceed the existing expense limitation and the recoupment is made within three years after the year in which New York Life Investments incurred the expense. Between April 29, 2008 and August 1, 2008, the Fund had a different expense cap agreement in place. This expense cap agreement contained the same expense caps for the Fund but had a different termination provision.

Effective August 1, 2008, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the MainStay ICAP Global Fund's management fee or reimburse the expenses of the appropriate class of the MainStay ICAP Global Fund so that the total ordinary operating expenses of a class (total ordinary operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and the fees and expenses of any other funds in which the Fund invest) do not exceed the following percentages of average daily net assets: Investor Class, 1.20%; Class A, 1.15%; Class C, 1.95%; and Class I, 0.90%. These expense limitations may be modified or terminated only with the approval of the Board of Directors. New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Funds pursuant to the agreement if such action does not cause the Funds to exceed the existing expense limitation and the recoupment is made within three years after the year in which New York Life Investments incurred the expense. Prior to August 1, 2008, the Fund had a similar agreement in place.

Effective August 25, 2008, New York Life Investments has entered into a written expense limitation agreement to waive a portion of the MainStay ICAP International and MainStay ICAP Select Equity's management fee or reimburse expenses so that the Funds' Class I total ordinary operating expenses (total ordinary fund operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage, other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invest) on an annualized basis do not exceed 0.80%. New York Life Investments will apply an equivalent waiver or reimbursement in an equal amount of basis points to the other share classes of each of the Funds. This expense limitation agreement may be modified or terminated only with the approval of the Board of Directors. New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Funds pursuant to the agreement if such action does not cause the Funds to exceed the existing expense limitation and the recoupment is made within three years after the year in which New York Life Investments incurred the expense. Prior to August 25, 2008, New York Life Investments had a similar expense limitation agreement in place with respect to these Funds.

For the six-month period ended April 30, 2009, New York Life Investments earned fees from the Funds and waived/


72    MainStay ICAP Funds
reimbursed such amounts pursuant to the contractual expenses limitations described above as follows:

                                                  FEES
                                           REIMBURSED/
                             FEES EARNED        WAIVED
MainStay ICAP Equity Fund     $2,642,358    $  840,544
------------------------------------------------------
MainStay ICAP Select Equity
  Fund                         5,079,716     1,448,905
------------------------------------------------------
MainStay ICAP Global Fund        115,499        48,764
------------------------------------------------------
MainStay ICAP International
  Fund                         1,865,748       813,040
------------------------------------------------------



As of April 30, 2009, the amounts of reimbursed/waived expenses subject to possible recoupment by the Manager, and the related expiration dates are as follows:

                                                            OCTOBER 31,

                                                    2010          2011          2012         TOTAL
MainStay ICAP Equity Fund                     $1,025,450    $1,419,195    $  840,544    $3,285,189
--------------------------------------------------------------------------------------------------
MainStay ICAP Select Equity Fund               1,564,948     2,359,203     1,448,905     5,373,056
--------------------------------------------------------------------------------------------------
MainStay ICAP Global Fund                             --       181,628        48,764       230,392
--------------------------------------------------------------------------------------------------
MainStay ICAP International Fund                 995,868     1,404,258       813,040     3,213,166
--------------------------------------------------------------------------------------------------



State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Funds pursuant to an agreement with New York Life Investments. These services include calculating daily NAVs of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Funds' administrative operations. For providing these services to the Funds, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION AND SERVICE FEES. The Company, on behalf of the Funds, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Funds, with respect to each class of shares, other than Class I and Class R1 shares, have adopted distribution and service plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the Investment Company Act.

Pursuant to the Investor Class, Class A and Class R2 Plans, the Distributor receives a monthly distribution fee from each applicable Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Investor Class, Class A and Class R2 shares, which is an expense of the Investor Class, Class A and Class R2 shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class C Plan, each applicable Fund pays the Distributor a monthly distribution fee, which is an expense of the Class C shares of the Fund, at an annual rate of 0.75% of the average daily net assets of the Funds' Class C shares. The Plans provide that the Class C shares of the Funds also incur a shareholder service fee, at an annual rate of 0.25% of the average daily net asset value of the Class C shares of the Funds. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution fee from each applicable Fund at an annual rate of 0.25% for the distribution and 0.25% for the service of the average daily net assets of the Fund's Class R3 shares, which is an expense of the Class R3 shares of the Fund for distribution and service activities as designated by the Distributor.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Funds' shares and service activities.

In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares of the Funds that offer these share classes. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R1, Class R2 and Class R3 shares of each application Fund.

(C) SALES CHARGES. The Funds were advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares for the six-month period ended April 30, 2009, were as follows:

 MAINSTAY ICAP EQUITY FUND
Investor Class                          $4,697
----------------------------------------------
Class A                                  2,289
----------------------------------------------





                                                   mainstayinvestments.com    73

 MAINSTAY ICAP SELECT EQUITY FUND
Investor Class                         $ 4,872
----------------------------------------------
Class A                                 11,670
----------------------------------------------




 MAINSTAY ICAP GLOBAL FUND
Investor Class                           $ 46
---------------------------------------------
Class A                                   134
---------------------------------------------




 MAINSTAY ICAP INTERNATIONAL FUND
Investor Class                          $3,292
----------------------------------------------
Class A                                  3,514
----------------------------------------------



The Funds were also advised that the Distributor retained contingent deferred sales charges on redemptions of Investor Class, Class A and Class C shares, for the six-month period ended April 30, 2009, were as follows:

 MAINSTAY ICAP EQUITY FUND
Investor Class                           $ 11
---------------------------------------------
Class C                                   182
---------------------------------------------




 MAINSTAY ICAP SELECT EQUITY FUND
Class A                                $ 1,447
----------------------------------------------
Class C                                 12,447
----------------------------------------------




 MAINSTAY ICAP GLOBAL FUND
Class C                                   $15
---------------------------------------------




 MAINSTAY ICAP INTERNATIONAL FUND
Investor Class                          $   16
----------------------------------------------
Class A                                     19
----------------------------------------------
Class C                                  4,107
----------------------------------------------



(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT.   NYLIM
Service Company LLC ("MainStay Investments"), an affiliate of New York Life Investments, is the Funds' transfer, dividend disbursing and shareholder servicing agent. MainStay Investments has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which MainStay Investments is responsible. Transfer agent expenses incurred by the Funds for the six-month period ended April 30, 2009, were as follows:

MainStay ICAP Equity Fund             $  582,269
------------------------------------------------
MainStay ICAP Select Equity Fund       1,011,428
------------------------------------------------
MainStay ICAP Global Fund                  5,566
------------------------------------------------
MainStay ICAP International Fund         482,080
------------------------------------------------




(E) SMALL ACCOUNT FEES.   Shareholders with small accounts adversely impact the
cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Funds have implemented a small account fee on certain types of accounts. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL.   As of April 30, 2009, New York Life and its affiliates held beneficially shares of the Funds with the following values and percentages of net assets as follows:

                                          PERCENTAGE OF
 MAINSTAY ICAP EQUITY FUND         VALUE     NET ASSETS
Class A                      $    19,397            0.1%
-------------------------------------------------------
Class C                           18,158            0.4
-------------------------------------------------------
Class I                       37,996,265            6.5
-------------------------------------------------------
Class R1                          17,807            1.2
-------------------------------------------------------
Class R2                          17,681            0.9
-------------------------------------------------------
Class R3                          17,571            8.0
-------------------------------------------------------

 MAINSTAY ICAP SELECT                     PERCENTAGE OF
 EQUITY FUND                       VALUE     NET ASSETS
Class A                      $    18,407            0.0%++
-------------------------------------------------------
Class C                           18,019            0.0++
-------------------------------------------------------
Class R1                          18,517            0.2
-------------------------------------------------------
Class R2                          18,379            0.2
-------------------------------------------------------
Class R3                          18,269            0.5
-------------------------------------------------------


                                          PERCENTAGE OF
 MAINSTAY ICAP GLOBAL FUND         VALUE     NET ASSETS
Class A                      $    31,300            7.2%
-------------------------------------------------------
Class C                           15,600           26.7
-------------------------------------------------------
Class I                       29,552,877           96.5
-------------------------------------------------------


 MAINSTAY ICAP
 INTERNATIONAL                            PERCENTAGE OF
 FUND                              VALUE     NET ASSETS
Class A                      $    18,027            0.0%++
-------------------------------------------------------
Class C                           17,614            0.1
-------------------------------------------------------
Class I                        2,639,870            0.7
-------------------------------------------------------
Class R1                          18,106            3.3
-------------------------------------------------------
Class R2                          18,000            0.2
-------------------------------------------------------
Class R3                          17,868            0.7
-------------------------------------------------------



++ Less than one-tenth of a percent.

(G) OTHER. Pursuant to the Management Agreement, the cost of legal services provided to the Funds by the Office of


74    MainStay ICAP Funds
the General Counsel of New York Life Investments is payable directly by the Funds. For the six-month period ended April 30, 2009, these fees, which are included in professional fees shown on the Statement of Operations, were as follows:

MainStay ICAP Equity Fund               $31,922
-----------------------------------------------
MainStay ICAP Select Equity Fund         58,429
-----------------------------------------------
MainStay ICAP Global Fund                 1,354
-----------------------------------------------
MainStay ICAP International Fund         22,296
-----------------------------------------------



NOTE 4--FEDERAL INCOME TAX:

As of October 31, 2008, for federal income tax purposes, capital loss carryforwards of $72,168,018 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the MainStay ICAP Equity Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

MAINSTAY ICAP EQUITY FUND

   CAPITAL LOSS        CAPITAL LOSS
AVAILABLE THROUGH    AMOUNTS (000'S)
       2016              $72,168
------------------------------------



As of October 31, 2008, for federal income tax purposes, capital loss carryforwards of $288,246,861 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the MainStay ICAP Select Equity Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

MAINSTAY ICAP SELECT EQUITY FUND

   CAPITAL LOSS        CAPITAL LOSS
AVAILABLE THROUGH    AMOUNTS (000'S)
       2016              $288,247
------------------------------------



As of October 31, 2008, for federal income tax purposes, capital loss carryforwards of $5,024,985 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the MainStay ICAP Global Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

MAINSTAY ICAP GLOBAL FUND

   CAPITAL LOSS        CAPITAL LOSS
AVAILABLE THROUGH    AMOUNTS (000'S)
       2016               $5,025
------------------------------------



As of October 31, 2008, for federal income tax purposes, capital loss carryforwards of $81,012,572 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the MainStay ICAP International Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

MAINSTAY ICAP INTERNATIONAL FUND

   CAPITAL LOSS        CAPITAL LOSS
AVAILABLE THROUGH    AMOUNTS (000'S)
       2016              $81,013
------------------------------------



The tax character of distributions paid during the period ended October 31, 2008, and the year ended December 31, 2007, shown in the Statement of Changes in Net Assets, were as follows:

                                                      2008                                      2007
                                    ---------------------------------------   ---------------------------------------
                                             TAX-BASED            TAX-BASED            TAX-BASED            TAX-BASED
                                    DISTRIBUTIONS FROM   DISTRIBUTIONS FROM   DISTRIBUTIONS FROM   DISTRIBUTIONS FROM
                                       ORDINARY INCOME      LONG-TERM GAINS      ORDINARY INCOME      LONG-TERM GAINS
MainStay ICAP Equity Fund                  $10,975,627           $3,577,769         $ 45,307,345         $101,270,352
---------------------------------------------------------------------------------------------------------------------
MainStay ICAP Select Equity Fund            26,320,032            1,061,290          121,134,279          142,620,222
---------------------------------------------------------------------------------------------------------------------
MainStay ICAP Global Fund                      232,993                   --                   --                   --
---------------------------------------------------------------------------------------------------------------------
MainStay ICAP International Fund            13,694,740              969,071           59,947,220           48,941,793
---------------------------------------------------------------------------------------------------------------------





                                                   mainstayinvestments.com    75

NOTE 5--FOREIGN CURRENCY TRANSACTIONS:

MAINSTAY ICAP GLOBAL FUND

As of April 30, 2009, the Fund held the following foreign currency:

                             CURRENCY      COST     VALUE
Euro                       EUR 17,007   $22,536   $22,502
---------------------------------------------------------



MAINSTAY ICAP INTERNATIONAL FUND

As of April 30, 2009, the Fund held the following foreign currency:

                            CURRENCY       COST      VALUE
Euro                     EUR 545,653   $723,045   $721,953
----------------------------------------------------------



NOTE 6--CUSTODIAN:

State Street is the custodian of cash and securities of the Funds. Custodial fees are charged to the Funds based on the market value of securities in the Funds and the number of certain cash transactions incurred by the Funds.

NOTE 7--LINE OF CREDIT:

The Funds, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. Effective September 3, 2008, these Funds pay a commitment fee at an annual rate of 0.08% of the average commitment amount, regardless of usage, to The Bank of New York Mellon, which serves as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding with respect to the Funds on the line of credit during the six-month period ended April 30, 2009.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six-month period ended April 30, 2009, purchase and sales of securities, other than short-term securities and securities subject to repurchase transactions, were as follows:


                               MAINSTAY ICAP           MAINSTAY ICAP            MAINSTAY ICAP           MAINSTAY ICAP
                                EQUITY FUND          SELECT EQUITY FUND          GLOBAL FUND          INTERNATIONAL FUND
                           PURCHASES      SALES    PURCHASES       SALES    PURCHASES      SALES    PURCHASES       SALES
U.S. Government
  securities                $     --   $     --     $     --    $     --      $    --    $    --     $     --    $     --
-------------------------------------------------------------------------------------------------------------------------
All others                   344,554    405,234      682,103     745,817       16,005     15,733      213,450     219,038
-------------------------------------------------------------------------------------------------------------------------
Total                       $344,554   $405,234     $682,103    $745,817      $16,005    $15,733     $213,450    $219,038
-------------------------------------------------------------------------------------------------------------------------






76    MainStay ICAP Funds

NOTE 9--CAPITAL SHARE TRANSACTIONS:

MAINSTAY ICAP EQUITY FUND

 INVESTOR CLASS                      SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                          36,385    $     851,195
Shares issued to
  shareholders in
  reinvestment of dividends           6,941          163,553
Shares redeemed                     (59,851)      (1,373,794)
                              ------------------------------
Net decrease in shares
  outstanding before
  conversion                        (16,525)        (359,046)
Shares converted into
  Investor Class
  (See Note 1)                       33,455          774,495
                              ------------------------------
Net increase                         16,930    $     415,449
                              ==============================
Period ended October 31,
  2008 (a):
Shares sold                          33,335    $   1,173,013
Shares issued to
  shareholders in
  reinvestment of dividends           3,338          117,020
Shares redeemed                     (56,770)      (1,922,562)
                              ------------------------------
Net decrease in shares
  outstanding before
  conversion                        (20,097)        (632,529)
Shares converted into
  Investor Class
  (See Note 1)                      444,230       17,776,192
Shares converted from
  Investor Class
  (See Note 1)                      (23,447)        (792,982)
                              ------------------------------
Net increase                        400,686    $  16,350,681
                              ==============================
(a) Investor Class shares were first offered on April 29,
    2008.

 CLASS A                             SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                         120,118    $   2,800,547
Shares issued to
  shareholders in
  reinvestment of dividends          11,344          269,107
Shares redeemed                    (182,949)      (4,150,765)
                              ------------------------------
Net decrease in shares
  outstanding before
  conversion                        (51,487)      (1,081,111)
Shares converted from Class
  A
  (See Note 1)                      (33,470)        (774,495)
                              ------------------------------
Net decrease                        (84,957)   $  (1,855,606)
                              ==============================
Ten-month period ended
  October 31, 2008:
Shares sold                         286,944    $  10,638,227
Shares issued to
  shareholders in
  reinvestment of dividends          10,216          372,304
Shares redeemed                    (302,221)     (10,888,936)
                              ------------------------------
Net decrease in shares
  outstanding before
  conversion                         (5,061)         121,595
Shares converted into Class
  A
  (See Note 1)                       23,454          792,982
Shares converted from Class
  A
  (See Note 1)                     (444,337)     (17,776,192)
                              ------------------------------
Net decrease                       (425,944)   $ (16,861,615)
                              ==============================
Year ended December 31,
  2007:
Shares sold                         415,309    $  19,362,718
Shares issued in connection
  with the acquisition of
  MainStay All Cap Value
  Fund                              704,165       33,195,026
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                 145,508        5,993,982
Shares redeemed                    (179,719)      (8,348,968)
                              ------------------------------
Net increase                      1,085,263    $  50,202,758
                              ==============================



                                                   mainstayinvestments.com    77

 CLASS C                             SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                          25,315    $     602,591
Shares issued to
  shareholders in
  reinvestment of dividends           1,787           42,010
Shares redeemed                     (46,927)      (1,071,001)
                              ------------------------------
Net decrease                        (19,825)   $    (426,400)
                              ==============================
Ten-month period ended
  October 31, 2008:
Shares sold                          53,221    $   1,963,966
Shares issued to
  shareholders in
  reinvestment of dividends             876           31,597
Shares redeemed                     (75,795)      (2,610,814)
                              ------------------------------
Net decrease                        (21,698)   $    (615,251)
                              ==============================
Year ended December 31,
  2007:
Shares sold                          99,295    $   4,592,564
Shares issued in connection
  with the acquisition of
  MainStay All Cap Value
  Fund                               69,888        3,287,255
Shares issued to
  shareholders in
  reinvestment of dividends          18,838          772,624
Shares redeemed                     (23,054)      (1,064,777)
                              ------------------------------
Net increase                        164,967   $    7,587,666
                              ==============================

 CLASS I                             SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                       3,864,687    $  91,295,813
Shares issued to
  shareholders in
  reinvestment of dividends         497,965       11,750,783
Shares redeemed                  (7,817,669)    (180,554,206)
                              ------------------------------
Net decrease                     (3,455,017)   $ (77,507,610)
                              ==============================
Ten-month period ended
  October 31, 2008:
Shares sold                       8,735,309    $ 317,797,806
Shares issued to
  shareholders in
  reinvestment of dividends         383,888       13,838,035
Shares redeemed                  (7,010,732)    (254,200,872)
                              ------------------------------
Net increase                      2,108,465    $  77,434,969
                              ==============================
Year ended December 31,
  2007:
Shares sold                       5,804,353    $ 274,710,443
Shares issued in connection
  with the acquisition of
  MainStay All Cap Value
  Fund                            2,768,247      130,604,508
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions               3,332,052      138,294,099
Shares redeemed                  (8,675,521)    (409,437,219)
                              ------------------------------
Net increase                      3,229,131    $ 134,171,831
                              ==============================


 CLASS R1                            SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                          16,633    $     396,294
Shares issued to
  shareholders in
  reinvestment of dividends             995           21,855
Shares redeemed                      (7,371)        (168,220)
                              ------------------------------
Net increase                         10,257    $     249,929
                              ==============================
Ten-month period ended
  October 31, 2008:
Shares sold                          32,120    $   1,092,364
Shares issued to
  shareholders in
  reinvestment of dividends             165            4,114
Shares redeemed                      (7,886)        (285,400)
                              ------------------------------
Net increase                         24,399    $     811,078
                              ==============================
Year ended December 31,
  2007:
Shares sold                          23,611    $   1,129,892
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                   3,192          131,051
Shares redeemed                      (1,315)         (61,498)
                              ------------------------------
Net increase                         25,488    $   1,199,445
                              ==============================

 CLASS R2                            SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                          61,074    $   1,458,613
Shares issued to
  shareholders in
  reinvestment of dividends           1,067           24,945
Shares redeemed                     (13,349)        (316,907)
                              ------------------------------
Net increase                         48,792    $   1,166,651
                              ==============================
Ten-month period ended
  October 31, 2008:
Shares sold                           3,022    $     113,827
Shares issued to
  shareholders in
  reinvestment of dividends             337           12,110
Shares redeemed                      (2,203)         (76,737)
                              ------------------------------
Net increase                          1,156    $      49,200
                              ==============================
Year ended December 31,
  2007:
Shares sold                             632    $      29,843
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                   3,593          148,772
Shares redeemed                      (2,175)        (102,658)
                              ------------------------------
Net increase                          2,050    $      75,957
                              ==============================




78    MainStay ICAP Funds

 CLASS R3                            SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                           6,579    $     155,044
Shares issued to
  shareholders in
  reinvestment of dividends             100            2,297
Shares redeemed                        (357)          (8,064)
                              ------------------------------
Net increase                          6,322    $     149,277
                              ==============================
Ten-month period ended
  October 31, 2008:
Shares sold                           1,021    $      37,552
Shares issued to
  shareholders in
  reinvestment of dividends              21              765
Shares redeemed                          (6)            (197)
                              ------------------------------
Net increase                          1,036    $      38,120
                              ==============================
Year ended December 31,
  2007:
Shares sold                             828    $      38,666
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                     191            7,878
Shares redeemed                          (5)            (249)
                              ------------------------------
Net increase                          1,014   $       46,295
                              ==============================



MAINSTAY ICAP SELECT EQUITY FUND

 INVESTOR CLASS                       SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                           44,523    $     997,828
Shares issued to
  shareholders in
  reinvestment of dividends            2,898           65,788
Shares redeemed                      (39,559)        (869,520)
                              -------------------------------
Net increase in shares
  outstanding before
  conversion                           7,862          194,096
Shares converted into
  Investor Class
  (See Note 1)                        39,091          868,593
                              -------------------------------
Net increase                          46,953    $   1,062,689
                              ===============================
Period ended October 31,
  2008 (a):
Shares sold                           55,163    $   1,813,523
Shares issued to
  shareholders in
  reinvestment of dividends            2,213           72,574
Shares redeemed                      (35,399)      (1,132,948)
                              -------------------------------
Net increase in shares
  outstanding before
  conversion                          21,977          753,149
Shares converted into
  Investor Class
  (See Note 1)                       302,933       11,275,222
Shares converted from
  Investor Class
  (See Note 1)                       (28,240)        (899,230)
                              -------------------------------
Net increase                         296,670    $  11,129,141
                              ===============================
(a) Investor Class shares were first offered on April 29,
    2008.

 CLASS A                              SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                        1,639,507    $  37,272,228
Shares issued to
  shareholders in
  reinvestment of dividends           39,299          891,639
Shares redeemed                   (1,923,157)     (41,519,570)
                              -------------------------------
Net decrease in shares
  outstanding before
  conversion                        (244,351)      (3,355,703)
Shares converted from Class
  A
  (See Note 1)                       (39,108)        (868,593)
                              -------------------------------
Net decrease                        (283,459)   $  (4,224,296)
                              ===============================
Ten-month period ended
  October 31, 2008:
Shares sold                        3,928,402    $ 135,894,933
Shares issued to
  shareholders in
  reinvestment of dividends           45,725        1,544,608
Shares redeemed                   (2,304,355)     (75,992,439)
                              -------------------------------
Net increase in shares
  outstanding before
  conversion                       1,669,772       61,447,102
Shares converted into Class
  A
  (See Note 1)                        28,241          899,230
Shares converted from Class
  A
  (See Note 1)                      (302,933)     (11,275,222)
                              -------------------------------
Net increase                       1,395,080    $  51,071,110
                              ===============================
Year ended December 31,
  2007:
Shares sold                        3,848,641    $ 168,617,640
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                  352,164       13,614,344
Shares redeemed                     (445,352)     (19,537,771)
                              -------------------------------
Net increase                       3,755,453    $ 162,694,213
                              ===============================

 CLASS C                              SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                          240,811   $    5,489,748
Shares issued to
  shareholders in
  reinvestment of dividends            5,789          131,110
Shares redeemed                     (395,217)      (8,608,443)
                              -------------------------------
Net decrease                        (148,617)   $  (2,987,585)
                              ===============================
Ten-month period ended
  October 31, 2008:
Shares sold                          977,672    $  34,244,280
Shares issued to
  shareholders in
  reinvestment of dividends            5,811          196,326
Shares redeemed                     (293,917)      (9,390,300)
                              -------------------------------
Net increase                         689,566    $  25,050,306
                              ===============================
Year ended December 31,
  2007:
Shares sold                        1,094,684    $  47,860,866
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                   80,962        3,112,071
Shares redeemed                      (71,195)      (3,100,341)
                              -------------------------------
Net increase                       1,104,451    $  47,872,596
                              ===============================



                                                   mainstayinvestments.com    79

 CLASS I                              SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                        9,252,325    $ 206,168,733
Shares issued to
  shareholders in
  reinvestment of dividends          495,633       11,261,013
Shares redeemed                  (12,629,908)    (278,141,685)
                              -------------------------------
Net decrease                      (2,881,950)   $ (60,711,939)
                              ===============================
Ten-month period ended
  October 31, 2008:
Shares sold                       18,411,054    $ 630,015,809
Shares issued to
  shareholders in
  reinvestment of dividends          676,111       22,909,222
Shares redeemed                  (16,557,583)    (546,077,427)
                              -------------------------------
Net increase                       2,529,582    $ 106,847,604
                              ===============================
Year ended December 31,
  2007:
Shares sold                       15,404,159    $ 674,438,793
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                5,805,246      225,823,990
Shares redeemed                   (9,745,245)    (421,744,621)
                              -------------------------------
Net increase                      11,464,160    $ 478,518,162
                              ===============================

 CLASS R1                         SHARES               AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                          238,764   $    5,327,068
Shares issued to
  shareholders in
  reinvestment of dividends            3,039           68,200
Shares redeemed                      (34,201)        (734,203)
                              -------------------------------
Net increase                         207,602    $   4,661,065
                              ===============================
Ten-month period ended
  October 31, 2008:
Shares sold                          198,686    $   6,703,956
Shares issued to
  shareholders in
  reinvestment of dividends            1,328           44,853
Shares redeemed                      (31,252)        (981,204)
                              -------------------------------
Net increase                         168,762    $   5,767,605
                              ===============================
Year ended December 31,
  2007:
Shares sold                           31,527    $   1,398,524
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                    4,335          167,491
Shares redeemed                         (300)         (12,291)
                              -------------------------------
Net increase                          35,562    $   1,553,724
                              ===============================

 CLASS R2                             SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                           96,783    $   2,216,167
Shares issued to
  shareholders in
  reinvestment of dividends            4,035           91,558
Shares redeemed                      (81,900)      (1,837,406)
                              -------------------------------
Net increase                          18,918    $     470,319
                              ===============================
Ten-month period ended
  October 31, 2008:
Shares sold                          193,034    $   6,358,000
Shares issued to
  shareholders in
  reinvestment of dividends            3,944          133,329
Shares redeemed                     (103,373)      (3,425,302)
                              -------------------------------
Net increase                          93,605    $   3,066,027
                              ===============================
Year ended December 31,
  2007:
Shares sold                          327,632    $  14,879,977
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                   39,733        1,535,983
Shares redeemed                      (40,355)      (1,806,409)
                              -------------------------------
Net increase                         327,010    $  14,609,551
                              ===============================

 CLASS R3                             SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                           51,988   $    1,122,118
Shares issued to
  shareholders in
  reinvestment of dividends              939           21,278
Shares redeemed                      (19,466)        (434,326)
                              -------------------------------
Net increase                          33,461    $     709,070
                              ===============================
Ten-month period ended
  October 31, 2008:
Shares sold                          126,942    $   3,619,465
Shares issued to
  shareholders in
  reinvestment of dividends              190            6,554
Shares redeemed                      (16,164)        (521,901)
                              -------------------------------
Net increase                         110,968    $   3,104,118
                              ===============================
Year ended December 31,
  2007:
Shares sold                            7,155    $     312,744
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                      793           30,553
Shares redeemed                       (3,837)        (151,857)
                              -------------------------------
Net increase                           4,111    $     191,440
                              ===============================






80    MainStay ICAP Funds

MAINSTAY ICAP GLOBAL FUND (B)

 INVESTOR CLASS                      SHARES         AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                           8,048    $    47,047
Shares issued to shareholders
  in reinvestment of dividends           94            559
Shares redeemed                      (1,869)       (10,562)
                                --------------------------
Net increase                          6,273    $    37,044
                                ==========================
Six-month period ended October
  31, 2008:
Shares sold                          24,647    $   194,565
Shares issued to shareholders
  in reinvestment of dividends           24            221
Shares redeemed                      (9,274)       (61,665)
                                --------------------------
Net increase in shares
  outstanding before
  conversion                         15,397        133,121
Shares converted from Investor
  Class
  (See Note 1)                       (6,727)       (60,883)
                                --------------------------
Net increase                          8,670   $     72,238
                                ==========================

 CLASS A                             SHARES         AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                          58,359    $   342,877
Shares issued to shareholders
  in reinvestment of dividends          789          4,677
Shares redeemed                     (47,311)      (246,590)
                                --------------------------
Net increase                         11,837    $   100,964
                                ==========================
Six month period ended October
  31, 2008:
Shares sold                         110,426    $ 1,007,296
Shares issued to shareholders
  in reinvestment of dividends          287          2,660
Shares redeemed                     (59,622)      (506,578)
                                --------------------------
Net increase in shares
  outstanding before
  conversion                         51,091        503,378
Shares converted into Class A
  (See Note 1)                        6,727         60,883
                                --------------------------
Net increase                         57,818    $   564,261
                                ==========================

 CLASS C                             SHARES         AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                           9,560   $     58,292
Shares issued to shareholders
  in reinvestment of dividends           13             79
Shares redeemed                      (3,361)       (18,771)
                                --------------------------
Net increase                          6,212    $    39,600
                                ==========================
Six month period ended October
  31, 2008:
Shares sold                           3,444    $    33,569
Shares issued to shareholders
  in reinvestment of dividends            1             10
Shares redeemed                        (299)        (2,631)
                                --------------------------
Net increase                          3,146    $    30,948
                                ==========================

 CLASS I                             SHARES         AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                          56,357    $   337,886
Shares issued to shareholders
  in reinvestment of dividends        2,063         12,232
Shares redeemed                     (60,679)      (322,908)
                                --------------------------
Net increase (decrease)              (2,259)   $    27,210
                                ==========================
Six month period ended October
  31, 2008:
Shares sold                       5,054,755    $50,221,021
Shares issued to shareholders
  in reinvestment of dividends          177          1,640
Shares redeemed                    (165,100)    (1,303,179)
                                --------------------------
Net increase                      4,889,832    $48,919,482
                                ==========================



(b) The MainStay ICAP Global Fund commenced operations on April 30, 2008.

MAINSTAY ICAP INTERNATIONAL FUND

 INVESTOR CLASS                       SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                           30,038    $     618,940
Shares issued to
  shareholders in
  reinvestment of dividends            4,979          106,304
Shares redeemed                      (59,901)      (1,206,798)
                              -------------------------------
Net decrease in shares
  outstanding before
  conversion                         (24,884)        (481,554)
Shares converted into
  Investor Class (See Note
  1)                                  45,994          925,391
                              -------------------------------
Net increase                          21,110    $     443,837
                              ===============================
Period ended October 31,
  2008 (a):
Shares sold                           56,359    $   1,850,843
Shares issued to
  shareholders in
  reinvestment of dividends            6,317          216,374
Shares redeemed                      (54,869)      (1,615,563)
                              -------------------------------
Net increase in shares
  outstanding before
  conversion                           7,807          451,654
Shares converted into
  Investor Class
  (See Note 1)                       416,421       15,283,173
Shares converted from
  Investor Class
  (See Note 1)                       (33,307)      (1,009,990)
                              -------------------------------
Net increase                         390,921    $  14,724,837
                              ===============================

(a) Investor Class shares were first offered on April 29, 2008.



                                                   mainstayinvestments.com    81

 CLASS A                              SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                        1,067,501    $  22,252,639
Shares issued to
  shareholders in
  reinvestment of dividends           39,638          845,468
Shares redeemed                   (1,149,969)     (23,093,808)
                              -------------------------------
Net decrease in shares
  outstanding before
  conversion                         (42,830)           4,299
Shares converted from Class
  A
  (See Note 1)                       (45,994)        (925,391)
                              -------------------------------
Net decrease                         (88,824)   $    (921,092)
                              ===============================
Ten-month period ended
  October 31, 2008:
Shares sold                        1,731,152    $  56,473,005
Shares issued to
  shareholders in
  reinvestment of dividends           40,933        1,401,289
Shares redeemed                   (1,262,361)     (39,649,416)
                              -------------------------------
Net increase in shares
  outstanding before
  conversion                         509,724       18,224,878
Shares converted into Class
  A
  (See Note 1)                        33,319        1,009,990
Shares converted from Class
  A
  (See Note 1)                      (416,421)     (15,283,173)
                              -------------------------------
Net increase                         126,622    $   3,951,695
                              ===============================
Year ended December 31,
  2007:
Shares sold                        2,844,936    $ 119,266,166
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                  293,042       10,984,885
Shares redeemed                     (494,411)     (20,556,318)
                              -------------------------------
Net increase                       2,643,567    $ 109,694,733
                              ===============================

 CLASS C                              SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                           50,126   $    1,033,642
Shares issued to
  shareholders in
  reinvestment of dividends            5,472          116,392
Shares redeemed                     (215,494)      (4,322,980)
                              -------------------------------
Net decrease                        (159,896)   $  (3,172,946)
                              ===============================
Ten-month period ended
  October 31, 2008:
Shares sold                          312,811    $  10,602,902
Shares issued to
  shareholders in
  reinvestment of dividends            8,585          292,460
Shares redeemed                     (290,241)      (9,060,793)
                              -------------------------------
Net increase                          31,155    $   1,834,569
                              ===============================
Year ended December 31,
  2007:
Shares sold                          674,877    $  28,045,652
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                   63,930        2,383,284
Shares redeemed                      (66,675)      (2,743,924)
                              -------------------------------
Net increase                         672,132    $  27,685,012
                              ===============================

 CLASS I                              SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                        2,553,084    $  52,088,538
Shares issued to
  shareholders in
  reinvestment of dividends          261,618        5,588,157
Shares redeemed                   (3,303,181)     (67,249,206)
                              -------------------------------
Net decrease                        (488,479)   $  (9,572,511)
                              ===============================
Ten-month period ended
  October 31, 2008:
Shares sold                        5,468,828    $ 179,305,833
Shares issued to
  shareholders in
  reinvestment of dividends          331,711       11,367,719
Shares redeemed                   (7,996,130)    (261,152,274)
                              -------------------------------
Net decrease                      (2,195,591)   $ (70,478,722)
                              ===============================
Year ended December 31,
  2007:
Shares sold                        7,074,228    $ 296,966,538
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                2,298,757       86,648,449
Shares redeemed                   (4,213,090)    (173,693,332)
                              -------------------------------
Net increase                       5,159,895    $ 209,921,655
                              ===============================

 CLASS R1                             SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                           17,568   $      370,010
Shares issued to
  shareholders in
  reinvestment of dividends              195            4,169
Shares redeemed                         (138)          (2,931)
                              -------------------------------
Net increase                          17,625    $     371,248
                              ===============================
Ten-month period ended
  October 31, 2008:
Shares sold                              917    $      30,232
Shares issued to
  shareholders in
  reinvestment of dividends              152            5,207
Shares redeemed                       (4,344)        (135,734)
                              -------------------------------
Net decrease                          (3,275)   $    (100,295)
                              ===============================
Year ended December 31,
  2007:
Shares sold                            9,552    $     405,707
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                    1,208           44,963
Shares redeemed                         (527)         (21,287)
                              -------------------------------
Net increase                          10,233    $     429,383
                              ===============================




82    MainStay ICAP Funds

 CLASS R2                             SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                          275,193    $   5,712,072
Shares issued to
  shareholders in
  reinvestment of dividends            5,849          124,751
Shares redeemed                     (161,761)      (3,462,535)
                              -------------------------------
Net increase                         119,281    $   2,374,288
                              ===============================
Ten-month period ended
  October 31, 2008:
Shares sold                          186,716    $   6,071,081
Shares issued to
  shareholders in
  reinvestment of dividends            5,989          204,865
Shares redeemed                     (102,395)      (3,152,401)
                              -------------------------------
Net increase                          90,310    $   3,123,545
                              ===============================
Year ended December 31,
  2007:
Shares sold                          261,195    $  11,349,823
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                   39,338        1,477,039
Shares redeemed                      (29,848)      (1,247,445)
                              -------------------------------
Net increase                         270,685    $  11,579,417
                              ===============================

 CLASS R3                             SHARES           AMOUNT
Six-month period ended April
  30, 2009:
Shares sold                           93,940   $    1,930,662
Shares issued to
  shareholders in
  reinvestment of dividends              387            8,246
Shares redeemed                      (25,701)        (536,312)
                              -------------------------------
Net increase                          68,626    $   1,402,596
                              ===============================
Ten-month period ended
  October 31, 2008:
Shares sold                           53,973    $   1,750,743
Shares issued to
  shareholders in
  reinvestment of dividends              383           13,083
Shares redeemed                      (11,683)        (367,295)
                              -------------------------------
Net increase                          42,673    $   1,396,531
                              ===============================
Year ended December 31,
  2007:
Shares sold                            6,278    $     272,713
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                      818           30,385
Shares redeemed                         (217)          (8,709)
                              -------------------------------
Net increase                           6,879    $     294,389
                              ===============================





NOTE 10--NEW ACCOUNTING PRONOUNCEMENT:

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial positions, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statements and related disclosures.


                                                   mainstayinvestments.com    83

PROXY VOTING POLICIES AND

PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Funds' securities is available without charge, upon request, (i) by visiting the Funds' website at mainstayinvestments.com; and
(ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Funds are required to file with the SEC their proxy voting records for each Fund for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or relevant Fund proxy voting record is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Funds' website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.


SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

Each Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



84    MainStay ICAP Funds

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.


EQUITY FUNDS
MAINSTAY 130/30 CORE FUND
MAINSTAY 130/30 GROWTH FUND
MAINSTAY ALL CAP GROWTH FUND
MAINSTAY CAPITAL APPRECIATION FUND
MAINSTAY COMMON STOCK FUND
MAINSTAY EQUITY INDEX FUND(1)
MAINSTAY GROWTH EQUITY FUND
MAINSTAY ICAP EQUITY FUND
MAINSTAY ICAP SELECT EQUITY FUND
MAINSTAY LARGE CAP GROWTH FUND
MAINSTAY MAP FUND
MAINSTAY MID CAP GROWTH FUND
MAINSTAY MID CAP CORE FUND
MAINSTAY MID CAP VALUE FUND
MAINSTAY S&P 500 INDEX FUND
MAINSTAY SMALL CAP GROWTH FUND
MAINSTAY SMALL COMPANY VALUE FUND
MAINSTAY VALUE FUND

INCOME FUNDS
MAINSTAY 130/30 HIGH YIELD FUND
MAINSTAY CASH RESERVES FUND
MAINSTAY DIVERSIFIED INCOME FUND
MAINSTAY FLOATING RATE FUND
MAINSTAY GOVERNMENT FUND
MAINSTAY HIGH YIELD CORPORATE BOND FUND
MAINSTAY INDEXED BOND FUND
MAINSTAY INSTITUTIONAL BOND FUND
MAINSTAY INTERMEDIATE TERM BOND FUND
MAINSTAY MONEY MARKET FUND
MAINSTAY PRINCIPAL PRESERVATION FUND
MAINSTAY SHORT TERM BOND FUND
MAINSTAY TAX FREE BOND FUND

BLENDED FUNDS
MAINSTAY BALANCED FUND
MAINSTAY CONVERTIBLE FUND
MAINSTAY INCOME MANAGER FUND
MAINSTAY TOTAL RETURN FUND

INTERNATIONAL FUNDS
MAINSTAY 130/30 INTERNATIONAL FUND
MAINSTAY GLOBAL HIGH INCOME FUND
MAINSTAY ICAP GLOBAL FUND
MAINSTAY ICAP INTERNATIONAL FUND
MAINSTAY INTERNATIONAL EQUITY FUND


ASSET ALLOCATION FUNDS
MAINSTAY CONSERVATIVE ALLOCATION FUND
MAINSTAY GROWTH ALLOCATION FUND
MAINSTAY MODERATE ALLOCATION FUND
MAINSTAY MODERATE GROWTH ALLOCATION FUND

RETIREMENT FUNDS
MAINSTAY RETIREMENT 2010 FUND
MAINSTAY RETIREMENT 2020 FUND
MAINSTAY RETIREMENT 2030 FUND
MAINSTAY RETIREMENT 2040 FUND
MAINSTAY RETIREMENT 2050 FUND

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
NEW YORK, NEW YORK

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(2)
CHICAGO, ILLINOIS

MACKAY SHIELDS LLC(2)
NEW YORK, NEW YORK

MADISON SQUARE INVESTORS LLC(2)
NEW YORK, NEW YORK

MARKSTON INTERNATIONAL LLC
WHITE PLAINS, NEW YORK

STANDISH MELLON ASSET MANAGEMENT COMPANY LLC
BOSTON, MASSACHUSETTS

WINSLOW CAPITAL MANAGEMENT, INC.
MINNEAPOLIS, MINNESOTA

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 800-MAINSTAY (624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.

                        Not part of the Semiannual Report

 -----------------------------------------------------
Not FDIC insured.  No bank guarantee.  May lose value.




NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

mainstayinvestments.com                                         ICAP Funds, Inc.

(C) 2009 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-08850

NYLIM-AO15869         (RECYCLE LOGO)            MS140-09           MSIC10-06/09
                                                                             E1

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         The Schedule of Investments is included as part of Item 1 of this report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the

Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP FUNDS, INC.


By: /s/ Stephen P. Fisher
    ---------------------------------
    Stephen P. Fisher
    President and Principal Executive
    Officer

Date: July 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Stephen P. Fisher
    ---------------------------------
    Stephen P. Fisher
    President and Principal Executive
    Officer

Date: July 6, 2009


By: /s/ Jack R. Benintende
    ---------------------------------
    Jack R. Benintende
    Treasurer and Principal Financial
    and Accounting Officer

Date: July 6, 2009

                                  EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.